SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 59  (X)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40   (X)

THE INCOME FUND OF AMERICA, INC.
(Exact name of registrant as specified in charter)
P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120 (Address of principal executive offices) (Zip Code)
Registrant's Telephone Number, Including Area Code:  (415) 421-9360

Patrick F. Quan
Secretary
The Income Fund of America, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)
Copy to:
Robert E. Carlson, Esq.
Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, California 90071

Approximate date of proposed public offering:
[X] It is proposed that this filing will become effective on October 1, 2002 pursuant to paragraph (b) of Rule 485.

[logo - American Funds (sm)[

                                          The right choice for the long term/SM/




The Income Fund
of America/(R)/














TABLE OF CONTENTS
 1    Risk/Return Summary
 5    Fees and Expenses of the Fund
 7    Investment Objectives, Strategies and Risks
11    Management and Organization
13    Shareholder Information
14    Choosing a Share Class
16    Purchase and Exchange of Shares
18    Sales Charges
20    Sales Charge Reductions and Waivers
22    Plans of Distribution
23    How to Sell Shares
25    Distributions and Taxes
26    Financial Highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 October 1, 2002

Risk/Return Summary

The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that a fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                        The Income Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992  12.03%
1993  14.01
1994  -2.50
1995  29.08
1996  15.23
1997  22.16
1998   9.47
1999   0.51
2000   9.98
2001   5.41
[end chart]

Highest/lowest quarterly results during this time period were:

HIGHEST                        8.24%  (quarter ended December 31, 1998)
LOWEST                         -4.91%  (quarter ended September 30, 1998)


The year-to-date result was -0.50% for the six months ended June 30, 2002.



                                     2
The Income Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's results with the maximum initial or deferred sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Class A sales charges are reduced for purchases of $25,000 or more.

Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

The fund's results are shown on a pre-tax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, dividend or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGE. IN ADDITION, AFTER-TAX RETURNS ARE NOT RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT OR COLLEGEAMERICA ACCOUNT.

Since the fund's Class C and F shares were first available on March 15, 2001 and the fund's Class 529 shares were first available on February 15, 2002, comparable results for these classes are not available for the 2001 calendar year.



                                     3
                                        The Income Fund of America / Prospectus

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73/1/
 Before Taxes                        -0.63%      7.99%     10.53%      12.85%
 After Taxes on Distributions        -2.75%      4.82%      7.42%        N/A
 After Taxes on Distributions and    -0.24%      5.20%      7.28%        N/A
 Sale of Fund Shares
-------------------------------------------------------------------------------
 CLASS B - BEGAN 3/15/00
 Before Taxes                        -0.30%       N/A        N/A        8.08%
-------------------------------------------------------------------------------
 INDEXES/2/
 S&P 500/3/                         -11.83%     10.69%     12.91%      13.14%
 Lehman Brothers Aggregate Bond       8.44%      7.43%      7.23%        N/A
 Index/4/
 Lehman Brothers Government/Credit    8.50%      7.37%      7.27%       8.94%
 Bond Index/5/
 Class A 30-day yield at December 31, 2001:  4.41%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)



1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 Lifetime results are as of the date Capital Research and Management Company became investment adviser for the fund's Class A shares.
3 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and
 Management Company became the fund's investment adviser; therefore, lifetime results are not available.
5 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     4
The Income Fund of America / Prospectus

Fees and Expenses of the Fund


 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS E/1/   CLASS F/1/
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on purchases
 (as a percentage of      5.75%/2/     none        none        none         none
 offering price)
------------------------------------------------------------------------------------
 Maximum sales charge
 imposed on reinvested     none        none        none        none         none
 dividends
------------------------------------------------------------------------------------
 Maximum deferred       none/3/      5.00%/4/    1.00%/5/      none         none
 sales charge
------------------------------------------------------------------------------------
 Redemption or
 exchange fees             none        none        none        none         none



1 Includes versions of these classes offered through CollegeAmerica, a 529 college savings plan sponsored by the Virginia College Savings Plan, an agency of the Commonwealth of Virginia. Class E shares are only available through CollegeAmerica to employer-sponsored plans.
2 Sales charges are reduced or eliminated for purchases of $25,000 or more.
3 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
4 Deferred sales charge is reduced after 12 months and eliminated after six years.
5 Deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                             CLASS A   CLASS B   CLASS C   CLASS F
-------------------------------------------------------------------------------
 Management Fees               0.27%     0.27%     0.27%     0.27%
-------------------------------------------------------------------------------
 Distribution and/or           0.24%     1.00%     1.00%     0.25%
Service (12b-1) Fees/1/
-------------------------------------------------------------------------------
 Other Expenses                0.10%     0.10%     0.21%     0.21%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses             0.61%     1.37%     1.48%     0.73%
                              CLASS     CLASS     CLASS     CLASS      CLASS
                                529-A/2/  529-B/2/  529-C/2/  529-E/2/   529-F/2/
-------------------------------------------------------------------------------
 Management Fees               0.27%     0.27%     0.27%     0.27%      0.27%
-------------------------------------------------------------------------------
 Distribution and/or           0.25%     1.00%     1.00%     0.50%      0.25%
Service (12b-1) Fees/3/
-------------------------------------------------------------------------------
 Other Expenses/4/             0.27%     0.27%     0.27%     0.27%      0.27%
-------------------------------------------------------------------------------
 Total Annual Fund
Operating Expenses             0.79%     1.54%     1.54%     1.04%      0.79%



1 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class' average net assets annually.
2 Based on estimated amounts for the current fiscal year.
3 Class 529-A and 529-F 12b-1 fees may not exceed 0.50% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed 0.75% of the class' average net assets annually.
4 Includes 0.10% paid to the Virginia College Savings Plan for administrative services it provides in overseeing CollegeAmerica.



                                     5
                                        The Income Fund of America / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                              ONE   THREE   FIVE     TEN
                                              YEAR  YEARS  YEARS    YEARS
---------------------------------------------------------------------------
 Class A/1/                                   $634  $759   $  896   $1,293
---------------------------------------------------------------------------
 Class B - assuming redemption/2/             $639  $834   $  950   $1,438
---------------------------------------------------------------------------
 Class B - assuming no redemption             $139  $434   $  750   $1,438
---------------------------------------------------------------------------
 Class C - assuming redemption/3/             $251  $468   $  808   $1,768
---------------------------------------------------------------------------
 Class C - assuming no redemption             $151  $468   $  808   $1,768
---------------------------------------------------------------------------
 Class F - excludes intermediary fees/4/      $ 75  $233   $  406   $  906
---------------------------------------------------------------------------
 Class 529-A/1/                               $651  $813   $  989   $1,497
---------------------------------------------------------------------------
 Class 529-B - assuming redemption/2/         $657  $886   $1,039   $1,632
---------------------------------------------------------------------------
 Class 529-B - assuming no redemption         $157  $486   $  839   $1,632
---------------------------------------------------------------------------
 Class 529-C - assuming redemption/3/         $257  $486   $  839   $1,834
---------------------------------------------------------------------------
 Class 529-C - assuming no redemption         $157  $486   $  839   $1,834
---------------------------------------------------------------------------
 Class 529-E                                  $106  $331   $  574   $1,271
---------------------------------------------------------------------------
 Class 529-F - excludes intermediary fees/4/  $ 81  $252   $  439   $  978


1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and Class A or 529-A expenses for years nine and ten because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects contingent deferred sales charge during the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.



                                     6
The Income Fund of America / Prospectus

Investment Objectives, Strategies and Risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below by Moody's Investors Service Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur



                                     7
                                        The Income Fund of America / Prospectus
chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of capital growth in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This is accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.



                                     8
The Income Fund of America / Prospectus

Since the fund's primary goal is to provide you with current income, the fund also calculates income it generates and its dividend rates over various periods and compares them with those of the S&P 500.

For periods ended July 31, 2002:

INCOME GENERATED ON A
$10,000 INVESTMENT/1/       THE FUND             S&P 500
One Year                     $   489             $   132
Five Years                     2,633                 845
Ten Years                      7,003               3,523
--------------------------------------------------------------
Lifetime/2/                   45,811              29,970


1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.
2 For the period beginning December 1, 1973 (when Capital Research and
 Management Company became the fund's investment adviser).



THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH
THE DIVIDEND RATES OF THE S&P 500/1/
[line chart]
            IFA     S&P
 7/31/92   6.06%   2.89%
 7/31/93   6.23%   2.79%
 7/31/94   6.14%   2.80%
 7/31/95   5.56%   2.41%
 7/31/96   5.22%   2.28%
 7/31/97   4.84%   1.61%
 7/31/98   4.49%   1.43%
 7/31/99   5.03%   1.24%
 7/31/00   5.64%   1.15%
 7/31/01   4.87%   1.30%
 7/31/02   5.52%   1.75%
 [END LINE CHART]


Past results are not an indication of future results.



                                     9
                                        The Income Fund of America / Prospectus

[pie chart]
ASSET MIX AS OF JULY 31, 2002

U.S. Equity Securities 44.1%
Non-U.S. Equity Securities 13.7
Government Bonds 3.6
Other Fixed-Income Securities 24.0
Cash & Equivalents 14.6
[end chart]


 FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS AS OF JULY 31, 2002
 (INCLUDES CONVERTIBLE SECURITIES)
                                                   PERCENT OF NET ASSETS
 Banks                                                     4.3%
-------------------------------------------------------------------------------
 Electric Utilities                                        4.3
-------------------------------------------------------------------------------
 Real Estate                                               4.2
-------------------------------------------------------------------------------
 Oil & Gas                                                 4.1
-------------------------------------------------------------------------------
 Diversified Telecommunication Services                    3.5
-------------------------------------------------------------------------------
 TEN LARGEST EQUITY-TYPE HOLDINGS AS OF
JULY 31, 2002
 (INCLUDES CONVERTIBLE SECURITIES)
 Ford Motor Co. Capital Trust                              1.6%
-------------------------------------------------------------------------------
 Weyerhaeuser                                              1.3
-------------------------------------------------------------------------------
 J.P. Morgan Chase                                         1.1
-------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings                            1.1
-------------------------------------------------------------------------------
 PACCAR                                                    1.0
-------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport                   1.0
and Trading
-------------------------------------------------------------------------------
 Philip Morris                                             1.0
-------------------------------------------------------------------------------
 May Department Stores                                     0.9
-------------------------------------------------------------------------------
 Wachovia                                                  0.9
-------------------------------------------------------------------------------
 General Motors                                            0.9
-------------------------------------------------------------------------------
 BOND HOLDINGS BY QUALITY CATEGORY AS OF
JULY 31, 2002
 See the Appendix in the statement of additional information for a description of quality categories
 U.S. Treasury and Agency                                  4.9%
-------------------------------------------------------------------------------
 AAA/Aaa                                                   1.1
-------------------------------------------------------------------------------
 AA/Aa                                                     0.7
-------------------------------------------------------------------------------
 A                                                         3.3
-------------------------------------------------------------------------------
 BBB/Baa                                                   9.1
-------------------------------------------------------------------------------
 BB/Ba                                                     3.2
-------------------------------------------------------------------------------
 B                                                         4.7
-------------------------------------------------------------------------------
 CCC/Caa                                                   0.5
-------------------------------------------------------------------------------
 CC/Ca and below                                           0.1
-------------------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     10
The Income Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are:




 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JANET A. MCKINLEY                    9 years             Director, Capital Research and Management
 Chairman of the Board and      (plus 8 years prior       Company
 Principal Executive          experience as a research
 Officer                     professional for the fund)   Investment professional for 26 years in total;
                                                          20 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DARCY B. KOPCHO                      2 years             Director, Capital Research and Management
 President                      (plus 8 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 16 years, all with
                                                          Capital Research and Management Company
                                                          or affiliate
-----------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    18 years            Senior Vice President, Capital Research
 Senior Vice President          (plus 11 years prior      Company
                              experience as a research
                             professional for the fund)   Investment professional for 36 years in total;
                                                          30 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   29 years            Senior Vice President and Director, Capital
 Senior Vice President                                    Research and Management Company

                                                          Investment professional for 50 years in total;
                                                          35 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years            Senior Vice President, Capital Research and
 Senior Vice President                                    Management Company

                                                          Investment professional for 25 years in total;
                                                          11 years with Capital Research and
                                                          Management Company or affiliate
 HILDA L. APPLBAUM                    5 years             Senior Vice President, Capital Research
 Vice President                 (plus 3 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 16 years in total;
                                                          8 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     6 years             Senior Vice President and Director, Capital
 Vice President                                           Research and Management Company

                                                          Investment professional for 21 years in total;
                                                          14 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         10 years            Senior Vice President, Capital Research and
 Vice President                                           Management Company

                                                          Investment professional for 20 years in total;
                                                          19 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ANDREW B. SUZMAN                     3 years             Vice President, Capital Research Company
                                (plus 4 years prior
                              experience as a research    Investment professional for 9 years,
                             professional for the fund)   all with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------




                                     11
                                        The Income Fund of America / Prospectus

                                     12
The Income Fund of America / Prospectus

Shareholder Information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the U.S. (8 a.m. to 8 p.m. ET): 800/421-0180 Access the American Funds website : www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." 529 CLASS SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company.



                                     13
                                        The Income Fund of America / Prospectus

Choosing a Share Class

The fund offers different classes of shares through this prospectus. Class A, B, C and F shares may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as they do to Class A shares. Class 529-E shares are only available to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses);

.. Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

.. Class F and 529-F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES.



                                     14
The Income Fund of America / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced or eliminated for purchases of
                         $25,000 or more)
 Contingent deferred     none (except on certain redemptions on purchases of $1
 sales charge            million or more made without an initial sales charge)
 12b-1 fees              up to 0.25% annually (529-A may not exceed 0.50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines until it reaches 0% after
 sales charge            six years
 12b-1 fees              1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         distribution fees and other expenses, but higher than
                         C shares due to lower other expenses
 Purchase maximum        $100,000
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after being
 sales charge            purchased
 12b-1 fees              1.00% annually
 Dividends               generally lower than other classes due to higher
                         distribution fees and other expenses
 Purchase maximum        $500,000
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to
                         529-F shares)
 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.25% annually (may not exceed 0.50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         distribution fees, but lower than A shares due to
                         higher other expenses
 Purchase maximum        none
 Conversion              none
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently 0.50% annually (may not exceed 0.75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower distribution fees, but lower than 529-A and
                         529-F shares due to higher distribution fees
 Purchase maximum        none
 Conversion              none




                                     15
                                        The Income Fund of America / Prospectus

Purchase and Exchange of Shares

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

Class 529-E shares may only be purchased by employees participating in CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER PRIOR TO MAKING SUCH AN EXCHANGE.

Exchanges of shares from the money market funds in The American Funds Group initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.



                                     16
The Income Fund of America / Prospectus

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by Telephone, Fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS

HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE
REJECTED.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------
 To establish an account (including retirement plan accounts)   $    250
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
 To add to an account                                           $     50
    For a retirement plan account through payroll deduction     $     25
    or employer-sponsored CollegeAmerica account
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
-------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000

Purchase Minimums and Maximums


VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.



                                     17
                                        The Income Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings
Trust to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell



                                     18
The Income Fund of America / Prospectus

American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CLASS B SHARES SOLD WITHIN YEAR   1    2    3    4    5     6
----------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE  5%   4%   4%   3%   2%    1%


Shares acquired through reinvestment of dividend or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above, but you might face certain tax consequences as a result.

CLASS F AND 529-E SHARES

Class F and Class 529-E shares are sold without any initial or contingent deferred sales charge.



                                     19
                                        The Income Fund of America / Prospectus

Sales Charge Reductions and Waivers

To receive a reduction in your Class A initial sales charge, you must let your investment dealer or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. To have your Class A, B or C contingent deferred sales charge waived, you must let your investment dealer or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

 .solely controlled business accounts;

 .single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual American Legacy variable annuity and life insurance policies, to determine the applicable sales charge. At your request, purchases made during the previous 90 days



                                     20
The Income Fund of America / Prospectus
 may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or post-purchase disability of the shareholder (this generally excludes trusts);

.. for 529 share classes only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; and

 -- if you have established a systematic withdrawal plan with us, redemptions through such a plan (including any dividend and/or capital gain distributions taken in cash).



                                     21
                                        The Income Fund of America / Prospectus

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, up to 0.50% for Class 529-A shares, 1.00% for Class B,
529-B, C and 529-C shares, up to 0.75% for Class 529-E shares, and up to 0.50% for Class F and 529-F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     22
The Income Fund of America / Prospectus

How to Sell Shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine(R) and American FundsLine OnLine(R)) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

You will receive proceeds from a redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days).




                                     23
                                        The Income Fund of America / Prospectus

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.



                                     24
The Income Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
 Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE TAX CONSEQUENCES OF SELLING 529 SHARES.



                                     25
                                        The Income Fund of America / Prospectus

                                     26
Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. As of July 31, 2002, there were no Class 529-F shares outstanding. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 7/31/2002                  $16.44       $.74        $(1.73)       $ (.99)      $(.80)       $ (.16)         $ (.96)
Year ended 7/31/2001                   15.43        .83          1.46          2.29        (.80)         (.48)          (1.28)
Year ended 7/31/2000                   17.51        .88         (1.28)         (.40)       (.87)         (.81)          (1.68)
Year ended 7/31/1999                   18.25        .88           .45          1.33        (.88)        (1.19)          (2.07)
Year ended 7/31/1998                   18.59        .85          1.11          1.96        (.82)        (1.48)          (2.30)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 7/31/2002                   16.39        .61         (1.73)        (1.12)       (.69)         (.16)           (.85)
Year ended 7/31/2001                   15.39        .72          1.46          2.18        (.70)         (.48)          (1.18)
Period from 3/15/2000 to 7/31/2000     14.93        .24           .41           .65        (.19)            -            (.19)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 7/31/2002                   16.37        .59         (1.71)        (1.12)       (.68)         (.16)           (.84)
Period from 3/15/2001 to 7/31/2001     15.85        .21           .48           .69        (.17)            -            (.17)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 7/31/2002                   16.44        .71         (1.73)        (1.02)       (.79)         (.16)           (.95)
Period from 3/15/2001 to 7/31/2001     15.89        .27           .48           .75        (.20)            -            (.20)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 7/31/2002     15.76        .31         (1.20)         (.89)       (.39)            -            (.39)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/19/2002 to 7/31/2002    15.63        .25         (1.06)         (.81)       (.36)            -            (.36)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/19/2002 to 7/31/2002    15.63        .25         (1.06)         (.81)       (.36)            -            (.36)
CLASS 529-E:
 Period from 2/25/2002 to 7/31/2002    15.81        .27         (1.23)         (.96)       (.38)            -            (.38)



                                                                Net assets,    Ratio of     Ratio of net
                                       Net asset                  end of      expenses to      income
                                     value, end of    Total       period      average net    to average
                                        period      return/3/  (in millions)    assets       net assets
---------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 7/31/2002                    $14.49       (6.35)%      $19,585         .61%         4.66%
Year ended 7/31/2001                     16.44       15.53         19,519         .62          5.18
Year ended 7/31/2000                     15.43       (2.08)        18,102         .63          5.52
Year ended 7/31/1999                     17.51        7.79         23,012         .59          4.99
Year ended 7/31/1998                     18.25       11.32         22,113         .59          4.75
---------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 7/31/2002                     14.42       (7.14)           800        1.37          3.88
Year ended 7/31/2001                     16.39       14.77            254        1.38          4.15
Period from 3/15/2000 to 7/31/2000       15.39        4.33             29         .52          1.73
---------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 7/31/2002                     14.41       (7.17)           614        1.48          3.77
Period from 3/15/2001 to 7/31/2001       16.37        4.35             89         .62          1.28
---------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 7/31/2002                     14.47       (6.56)           156         .73          4.52
Period from 3/15/2001 to 7/31/2001       16.44        4.71             22         .31          1.58
---------------------------------------------------------------------------------------------------------
CLASS 529-A:
Period from 2/15/2002 to 7/31/2002       14.48       (5.83)            24         .37          2.02
---------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Period from 2/19/2002 to 7/31/2002      14.46       (5.40)             7         .71          1.62
---------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Period from 2/19/2002 to 7/31/2002      14.46       (5.40)            12         .70          1.63
CLASS 529-E:
 Period from 2/25/2002 to 7/31/2002      14.47       (6.24)             1         .45          1.79


The Income Fund of America / Prospectus

                                              YEAR ENDED JULY 31
                           2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER         36%          44%          35%          44%           35%
RATE



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
                                        The Income Fund of America / Prospectus

[This page is intentionally left blank for this filing.]
                                     28
The Income Fund of America

[This page is intentionally left blank for this filing.]





                                     29
                                                     The Income Fund of America

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
          FOR COLLEGEAMERICA       American Funds Service Company
                                   800 /421-0180, ext. 529
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION The Program Description contains additional information about the policies and services related to CollegeAmerica accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI, Codes of Ethics or CollegeAmerica Program Description, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California
94120.

[logo - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-1880
IFA-010-1002/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
Capital Guardian        Capital Bank and Trust

[logo - American Funds (sm)]

                                          The right choice for the long term/SM/




The Income Fund
of America/(R)/

Prospectus Addendum













 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 October 1, 2002

Class R-5 shares of The Income Fund of America are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders the following information should be read in conjunction with the prospectus for this fund:

Fees and Expenses of the Fund - pages 5-6


SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                         CLASS R-5
--------------------------------------------------------------------
 Maximum sales charge imposed on purchases                 none
 (as a percentage of offering price)
--------------------------------------------------------------------
 Maximum sales charge imposed on reinvested dividends       none
--------------------------------------------------------------------
 Maximum deferred sales charge                             none
--------------------------------------------------------------------
 Redemption or exchange fees                                none





 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                                                     CLASS R-5/1/
---------------------------------------------------------------------
 Management Fees                                        0.27%
---------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees        none
---------------------------------------------------------------------
 Other Expenses                                         0.13%
---------------------------------------------------------------------
 Total Annual Fund Operating Expenses                   0.40%



1 Based on estimated amounts for the current fiscal year.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 ONE   THREE  FIVE     TEN
                                 YEAR  YEARS  YEARS   YEARS
------------------------------------------------------------
 Class R-5                       $41   $128   $224    $505
------------------------------------------------------------




Purchase and Exchange of Shares - pages 16-17

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are only available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales Charges - pages 18-19

CLASS R-5 SHARES

Class R-5 shares are sold with no initial or deferred sales charges. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial Highlights/1/- pages 26-27



                                                  INCOME FROM INVESTMENT OPERATIONS            DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 7/31/2002   $16.31       $.15        $(1.77)       $(1.62)      $(.20)          $-           $(.20)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                Net assets,    Ratio of     Ratio of net
                                       Net asset                  end of      expenses to      income
                                     value, end of    Total       period      average net    to average
                                        period      return/2/  (in millions)    assets       net assets
---------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 7/31/2002     $14.49       (9.99)%        $22          .09%           .97%
---------------------------------------------------------------------------------------------------------





1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Total returns exclude all sales charges, including contingent deferred sales charges.

                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                October 1, 2002


This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated October 1, 2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:


                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .        8
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       10
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       22
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       27
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       37
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       37
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Shareholder Account Services and Privileges . . . . . . . . . . . .       40
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       43
General Information . . . . . . . . . . . . . . . . . . . . . . . .       44
Class A Share Investment Results and Related Statistics . . . . . .       45
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       48
Financial Statements




                      The Income Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated BB or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

..    The fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the S&P 500 Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in


                      The Income Fund of America - Page 2
smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic


                      The Income Fund of America - Page 3
trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked


                      The Income Fund of America - Page 4
to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), FNMA, FHLMC, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different


                      The Income Fund of America - Page 5
coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or


                      The Income Fund of America - Page 6
bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper
(e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for


                      The Income Fund of America - Page 7
financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940, as amended (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.


                      The Income Fund of America - Page 8

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1.    The fund does not currently intend to lend portfolio securities.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


                      The Income Fund of America - Page 9

                             MANAGEMENT OF THE FUND


BOARD OF DIRECTORS AND OFFICERS

                                  YEAR FIRST                                       NUMBER OF BOARDS
                     POSITION      ELECTED                                          WITHIN THE FUND
                     WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director       1972        Managing General Partner, Fox             7            Crompton Corporation
 Age: 65                                         Investments LP; Professor and
                                                 Executive in Residence,
                                                 University
                                                 of California; former
                                                 President and
                                                 Chief Executive Officer,
                                                 Foster
                                                 Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director       1993        Co-Founder, VentureThink LLC              6            None
 Age: 54                                         and
                                                 Versura Inc.; former
                                                 Treasurer, The
                                                 Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director       1976        The IBJ Professor of Finance,             8            Plum Crek Timber Co.;
 Age: 65                                         Graduate School of Business,                           Scholastic Corporation;
                                                 Stanford University                                    iStar
                                                                                                        Financial, Inc.; Varian,
                                                                                                        Inc.;
                                                                                                        Capstone Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 Luis G. Nogales      Director       2002        President, Nogales Partners               2            Arbitron, Inc.; Edison
 Age: 58                                         and                                                    International; K-B Home;
                                                 Managing Director, Nogales                             Kauffman & Broad, S.A.
                                                 Investors, LLC (private equity
                                                 fund)
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director       1999        Managing Director, Oak Glen               2            None
 Age: 61                                         Consultancy, LLC
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director       1989        President, Keck Graduate                  4            None
 Age: 67                                         Institute
                                                 of Applied Life Sciences;
                                                 former
                                                 President and Professor of
                                                 Engineering, Harvey Mudd
                                                 College
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director       1985        Private investor; corporate               6            Crompton Corporation;
 Age: 68                                         director;                                              First
                                                 lecturer, Department of                                Energy Corporation;
                                                 Molecular                                              National
                                                 Biology, Princeton University                          Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------




                      The Income Fund of America - Page 10

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF BOARDS
                       POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES       WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER   COMPLEX/2/ ON WHICH             HELD
   NAME AND AGE          FUND       OF THE FUND/1/           OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho      President          1997        Director, Capital Research              1            None
 Age: 48              and                            and
                      Director                       Management Company;
                                                     Executive
                                                     Vice President and Research
                                                     Director, Capital Research
                                                     Company*; Director, Capital
                                                     International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Janet A. McKinley    Chairman of        1994        Director, Capital Research              1            None
 Age: 47              the Board                      and
                      and                            Management Company; Senior
                      Principal                      Vice President, Capital
                      Executive                      Research
                      Officer                        Company*
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler   Senior Vice President           1993          Senior Vice President, Capital Research Company*
 Age: 60
---------------------------------------------------------------------------------------------------------------------------------
 Abner D.            Senior Vice President           1993          Senior Vice President and Director, Capital Research and
 Goldstine                                                         Management Company
 Age: 72
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,      Senior Vice President           1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 53                                                           Inc.*; Director, The Capital Group Companies, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry       Senior Vice President           1994          Senior Vice President, Capital Research and Management
 Age: 56                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum   Vice President                  1998          Senior Vice President, Capital Research Company*
 Age: 41
---------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay    Vice President                  1998          Senior Vice President and Director, Capital Research and
 Age: 45                                                           Management Company
---------------------------------------------------------------------------------------------------------------------------------
 John H. Smet        Vice President                  1994          Senior Vice President, Capital Research and Management
 Age: 46                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan     Secretary                       1986          Vice President - Fund Business Management Group, Capital
 Age: 44                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe     Treasurer                       2000          Vice President - Fund Business Management Group, Capital
 Age: 35                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould     Assistant Treasurer             1999          Vice President - Fund Business Management Group, Capital
 Age: 48                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------





                      The Income Fund of America - Page 11

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities
  (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Income Fund of America - Page 12

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Luis G. Nogales                  None/3/                     None/3/
-------------------------------------------------------------------------------
 James K. Peterson           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Darcy B. Kopcho             $50,001 - $100,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Janet A. McKinley             Over $100,000               Over $100,000
-------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc.
  retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital
  Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
3 Elected effective August 15, 2002.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $19,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                      The Income Fund of America - Page 13

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Robert A. Fox                  $31,500/3/                        $179,300/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones               $33,250/3/                        $149,300/3/
------------------------------------------------------------------------------------------
 John G. McDonald               $31,500/3/                        $260,800/3/
------------------------------------------------------------------------------------------
 Luis G. Nogales                   None/4/                         None/4/
------------------------------------------------------------------------------------------
 James K. Peterson              $24,500                           $ 43,000
------------------------------------------------------------------------------------------
 Henry E. Riggs                 $28,000/3/                        $101,500/3/
------------------------------------------------------------------------------------------
 Patricia K. Woolf              $30,500/3/                        $146,300/3/
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($281,977), Leonade D. Jones ($64,943), John G. McDonald ($272,369), Henry E.
  Riggs ($267,674) and Patricia K. Woolf ($14,290). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective August 15, 2002.

As of September 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on

December 16, 1983.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the stockholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                      The Income Fund of America - Page 14

The fund has several different classes of shares, including classes A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5. The 529 share classes are available only through CollegeAmerica to investors establishing qualified higher education savings accounts. The R share classes are generally available only to retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved y the Board of Directors and set forth in the fund's rule 18f-3 Plan.
Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that CollegeAmerica account owners are not shareholders of the fund and accordingly, do not have the rights of a shareholder, including the right to vote any proxies relating to fund shares. As legal owner of fund shares, the Virginia College Savings
Plan will vote any proxies relating to fund shares.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and James K. Peterson, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. There were two Audit Committee meetings held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Luis G. Nogales, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to


                      The Income Fund of America - Page 15
evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. There was one Contracts Committee meeting during the 2002 fiscal year.


The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act.
The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were five Nominating Committee meetings during the 2002 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. There were four Proxy Committee meetings during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not



                      The Income Fund of America - Page 16
parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its meeting on August 16, 2001, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds.


In reviewing the quality of services provided to the fund, the Committee noted, among other things, the favorable results of the fund relative to the results of comparable funds during 2000, the first half of 2001, and the five and ten-year periods ended June 30, 2001, as well as the favorable level of income generated by the fund over similar periods. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund, and the Investment Adviser's commitment to attracting, developing and retaining quality personnel.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees as a percentage of its average net assets had generally declined since 1991, and that such fees for 2000 compared favorably to the fund's peer group. The Committee observed that the fund's total expenses for 2000 (as a percentage of average net assets) compared favorably to the relevant peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control the fund's transfer agency expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs


                      The Income Fund of America - Page 17
of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on net assets in excess of $34 billion but not exceeding $44 billion, and 0.129% on net assets in excess of $44 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $21 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.25%, 0.27%, 0.29%, 0.31% and 0.34%
of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2002, the Investment Adviser received $32,722,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $24,973,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $57,695,000. For the fiscal years ended 2001 and 2000, management fees paid by the fund amounted to $53,957,000 and $59,946,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's Class C, F and 529 shares will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to


                      The Income Fund of America - Page 18
the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares, and all Class 529 shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of each respective applicable share class.


During the fiscal period ended 2002, administrative services fees were:





                                            ADMINISTRATIVE SERVICES FEE
-------------------------------------------------------------------------------
             CLASS C                                 $595,000
-------------------------------------------------------------------------------
             CLASS F                                 $157,000
-------------------------------------------------------------------------------
           CLASS 529-A                               $ 14,000
-------------------------------------------------------------------------------
           CLASS 529-B                               $  4,000
-------------------------------------------------------------------------------
           CLASS 529-C                               $  8,000
-------------------------------------------------------------------------------
           CLASS 529-E                               $    395
-------------------------------------------------------------------------------
           CLASS 529-F               As of July 31, 2002, there were no Class
                                             529-F shares outstanding.
-------------------------------------------------------------------------------




PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal


                      The Income Fund of America - Page 19

Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and 529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares. For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class 529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares.


Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                                 COMMISSIONS,        ALLOWANCE OR

                                           FISCAL YEAR/PERIOD       REVENUE          COMPENSATION

                                                               OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------
                 CLASS A                          2002            $16,081,000         $73,611,000
                                                  2001            $ 6,320,000         $28,449,000
                                                  2000            $ 5,605,000         $25,442,000
                 CLASS B                          2002            $ 4,580,000         $25,253,000
                                                  2001            $ 1,449,000         $ 8,563,000
                                                  2000            $   173,000         $ 1,142,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2002            $   139,000         $   657,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2002            $    36,000         $   285,000
-----------------------------------------------------------------------------------------------------



The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent


                      The Income Fund of America - Page 20
for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class 529-A shares, up to 0.50% of its average daily net assets attributable to Class 529-A shares; (iii) for Class B and 529-B shares, 1.00% of its average daily net assets attributable to Class B and 529-B shares, respectively; (iv) for Class C and 529-C shares, 1.00% of its average daily net assets attributable to Class C and 529-C shares, respectively; (v) for Class 529-E shares, up to 0.75% of its average daily net assets attributable to Class 529-E shares; and (vi) for Class F and 529-F shares, up to 0.50% of its average daily net assets attributable to Class F and 529-F shares, respectively.


For Class A and 529-A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A and 529-A shares, in excess of the Class A and 529-A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement under the Plan for Class 529-A shares totaled $8,000.


For Class B and 529-B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C and 529-C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class 529-E shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F and 529-F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F and 529-F Plans for distribution-related expenses.


                      The Income Fund of America - Page 21

During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                               12B-1 EXPENSES            12B-1 LIABILITY

                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $49,017,000                 $6,428,000
------------------------------------------------------------------------------
        CLASS B                 $ 5,306,000                 $  703,000
------------------------------------------------------------------------------
        CLASS C                 $ 3,324,000                 $  547,000
------------------------------------------------------------------------------
        CLASS F                 $   211,000                 $   32,000
------------------------------------------------------------------------------
      CLASS 529-A               $    14,000                 $    1,000
------------------------------------------------------------------------------
      CLASS 529-B               $    14,000                 $    5,000
------------------------------------------------------------------------------
      CLASS 529-C               $    28,000                 $   10,000
------------------------------------------------------------------------------
      CLASS 529-E               $     1,000                 $      361
------------------------------------------------------------------------------


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation,


                      The Income Fund of America - Page 22
generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures


                      The Income Fund of America - Page 23
     contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


                      The Income Fund of America - Page 24

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.



     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would


                      The Income Fund of America - Page 25
nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                      The Income Fund of America - Page 26

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO COLLEGEAMERICA ACCOUNTS.

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made, has
                        a sales agreement with
                        American Funds
                        Distributors and is
                        authorized to sell a
                        CollegeAmerica account
                        in the case of 529
                        shares.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By Internet             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Internet Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company
                        a/c# 4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------





                      The Income Fund of America - Page 27

The fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans. Class 529 shares may be purchased by investors only through CollegeAmerica accounts. Class 529-E shares may only be purchased by investors participating in CollegeAmerica through an eligible employer plan. In addition, the state tax-exempt funds are only offered in certain states, and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class C shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/ (see description below):

                                                                   FUND NUMBERS
                                                      ----------------------------------------
FUND                                                  CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . .     002       202       302        402
American Balanced Fund/(R)/ . . . . . . . . . . . .     011       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . . . . .     003       203       303        403
Capital Income Builder/(R)/ . . . . . . . . . . . .     012       212       312        412
Capital World Growth and Income Fund/SM/  . . . . .     033       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . . . . .     016       216       316        416
Fundamental Investors/SM/ . . . . . . . . . . . . .     010       210       310        410
The Growth Fund of America/(R)/ . . . . . . . . . .     005       205       305        405
The Income Fund of America/(R)/ . . . . . . . . . .     006       206       306        406
The Investment Company of America/(R)/  . . . . . .     004       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . . . . .     014       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . . . . .     007       207       307        407
New World Fund/SM/  . . . . . . . . . . . . . . . .     036       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . .     035       235       335        435
Washington Mutual Investors Fund/SM/  . . . . . . .     001       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . .     040       240       340        440
American High-Income Trust/SM/  . . . . . . . . . .     021       221       321        421
The Bond Fund of America/SM/  . . . . . . . . . . .     008       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . . . . .     031       231       331        431
Intermediate Bond Fund of America/SM/ . . . . . . .     023       223       323        423
Limited Term Tax-Exempt Bond Fund of America/SM/  .     043       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . . . . .     019       219       319        419
The Tax-Exempt Fund of California/(R)/* . . . . . .     020       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . .     024       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . .     025       225       325        425
U.S. Government Securities Fund/SM/ . . . . . . . .     022       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . .     009       209       309        409
The Tax-Exempt Money Fund of America/SM/  . . . . .     039       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ . . . .     049       N/A       N/A        N/A
___________
*Available only in certain states.



                      The Income Fund of America - Page 28

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund/(R)/ . .    1011     1211     1311     1511      1411
American Mutual Fund/(R)/ . . .    1003     1203     1303     1503      1403
Capital Income Builder/(R)/ . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund/SM/  . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund/(R)/  .    1016     1216     1316     1516      1416
Fundamental Investors/SM/ . . .    1010     1210     1310     1510      1410
The Growth Fund of America/(R)/    1005     1205     1305     1505      1405
The Income Fund of America/(R)/    1006     1206     1306     1506      1406
The Investment Company of
America/(R)/. . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund/(R)/ . . .    1014     1214     1314     1514      1414
New Perspective Fund/(R)/ . . .    1007     1207     1307     1507      1407
New World Fund/SM/  . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund/(R)/  . . .    1035     1235     1335     1535      1435
Washington Mutual Investors
Fund/SM/  . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust/SM/     1021     1221     1321     1521      1421
The Bond Fund of America/SM/  .    1008     1208     1308     1508      1408
Capital World Bond Fund/(R)/  .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America/SM/ . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities
Fund/SM/. . . . . . . . . . . .    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America/(R)/. . . . . . . . . .    1009     1209     1309     1509      1409




                      The Income Fund of America - Page 29

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more . . . . . . . .                                   none       none      see below
--------------------------------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these


                      The Income Fund of America - Page 30
criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


A transfer from the Virginia Prepaid Education Program or the Virginia Education Savings Trust to a CollegeAmerica account will be made with no sales charge.
No commission will be paid to the dealer on such a transfer.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.


                      The Income Fund of America - Page 31

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



   CONTINGENT DEFERRED SALES CHARGE ON
         SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 --------------------------------------------------------------------------
                    1                                   5.00%
                    2                                   4.00
                    3                                   4.00
                    4                                   3.00
                    5                                   2.00
                    6                                   1.00



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class A, B and C shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F AND CLASS 529-E SALES CHARGE - Class F and 529-E shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on


                      The Income Fund of America - Page 32
amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. Class

529-C shares will not convert to Class 529-F shares. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the


                      The Income Fund of America - Page 33
     difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);


                      The Income Fund of America - Page 34

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts. Accounts will be aggregated at the account owner level. Class 529-E accounts may only be aggregated with an eligible employer plan.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual


                      The Income Fund of America - Page 35
     holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares (and, if applicable, on the corresponding Class 529 shares) may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the case of Class A or 529-A shares, (ii) six years of the initial purchase in the case of Class B or 529-B shares, or (iii) one year of the initial purchase in the case of Class C or 529-C shares.

 (2) Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) For Class 529-A, 529-B and 529-C shareholders only, redemptions due to a beneficiary's death, post-purchase disability or receipt of a scholarship (to the extent of the scholarship award).

(5) The following types of transactions, if together they do not exceed 12% of the value of an account annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2.

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividend and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividend and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

CDSC waivers are allowed only in the cases listed above. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to: termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that elim-


                      The Income Fund of America - Page 36
inates or limits the tax-favored status of CollegeAmerica; or the Virginia College Savings Plan eliminating the fund as an option for additional investment within CollegeAmerica.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: 1) Class A shares at net asset value; 2) Class A shares subject to the applicable initial sales charge; 3) Class B shares; 4) Class C shares; or 5) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined


                      The Income Fund of America - Page 37
as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the methodologies used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking current and market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. When valuing securities in an emergency or other unusual situation, the Valuation Committee evaluates the nature and duration of the event and the forces influencing the operation of the affected companies and financial markets. The Valuation Committee also evaluates factors relating to the event that precipitated the need for action, whether the event is likely to recur, whether the effects of the event are isolated or whether they affect entire markets, countries or regions;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.


                      The Income Fund of America - Page 38

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -   Requests must be signed by the registered shareholder(s).

     -   A signature guarantee is required if the redemption is:

          -  Over $75,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     -Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     -You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     -Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -   Checks must be made payable to the registered shareholder(s).


                      The Income Fund of America - Page 39

     -
     Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     -You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     -You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for any of the 529 share classes or B, C or F share classes of The Cash Management Trust of America.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for Class 529 shareholders or if your account is held with an investment dealer.


                      The Income Fund of America - Page 40

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividend and capital gain distributions paid by the 529 share classes will automatically be reinvested.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being


                      The Income Fund of America - Page 41
purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


Exchanges from Class A, C or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfer to Minors Act custodial accounts, may result in significant legal and tax consequences as described in the CollegeAmerica Program Description. Please consult your financial adviser prior to making such an exchange.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - For all share classes, except the 529 classes of shares, you may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - For all share classes, except the 529 classes of shares, you may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments,


                      The Income Fund of America - Page 42
purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the 529 share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the


                      The Income Fund of America - Page 43

Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $28,054,000, $24,905,000 and $11,946,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, Wachovia Corp., J.P. Morgan Chase & Co. and Bank of America Corp. were among the top 10 dealers that received the largest amount of brokerage commissions and/or that acted as principals in portfolio transactions. The fund held equity securities of Wachovia Corp., J.P. Morgan Chase & Co. and Bank of America Corp. in the amounts of $188,849,000, $242,576,000 and $66,500,000, respectively, as of the close of its most recent fiscal year.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S.
banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $13,467,000 for Class A shares and $408,000 for Class B shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, including directors who are not interested persons (as defined under the 1940
Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliates. The selection of the fund's "independent legal


                      The Income Fund of America - Page 44
counsel" will be determined annually by the independent directors of the fund as prescribed by the 1940 Act.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte &

Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $14.49
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.37


            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 5.08% based on a 30-day (or one month) period ended July 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).


                      The Income Fund of America - Page 45
             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended July 31, 2002 were -11.72%, 3.69% and 8.85%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended July 31, 2002 were -6.35%, 4.92% and 9.49%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


                      The Income Fund of America - Page 46

The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                      The Income Fund of America - Page 47

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                      The Income Fund of America - Page 48

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA

"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                      The Income Fund of America - Page 49

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Income Fund of America - Page 50

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002
                                                Percent
                                                 of net
Investment portfolio                             assets
U.S. equity-type securities                       44.1%
Non-U.S. equity-type securities                     13.7
U.S. Treasury & agency obligations                   4.9
Other fixed-income securities                       22.7
Cash & equivalents                                  14.6

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002


                                                                 Percent
                                                                  of net
Five largest industries in equity-type holdings                   assets

Banks                                                               4.3%
Electric utilities                                                    4.3
Real estate                                                           4.2
Oil & gas                                                             4.1
Diversified telecommunication services                                3.5

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002


                                                Percent
                                                 of net
Ten largest equity-type holdings                 assets

Ford Motor Co. Capital Trust                       1.6%
Weyerhaeuser                                         1.3
J.P. Morgan Chase                                    1.1
R.J. Reynolds Tobacco Holdings                       1.1
PACCAR                                               1.0
Royal Dutch Petroleum/
"Shell" Transport and Trading                        1.0
Philip Morris                                        1.0
May Department Stores                                 .9
Wachovia                                              .9
General Motors                                        .9

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002


                                                                                     Shares or         Market
                                                                                     principal          value
Equity securities                                                                       amount          (000)

BANKS  -  4.31%
Wachovia Corp.                                                                 5,275,100           $   188,849
Lloyds TSB Group PLC                                                          11,150,000               111,506
Societe Generale                                                               1,986,100               110,853
National City Corp.                                                            3,030,100                93,630
Commonwealth Bank of Australia                                                 5,446,730                92,153
Bank of Nova Scotia                                                            2,400,000                74,593
Bank of America Corp.                                                          1,000,000                66,500
Alliance & Leicester PLC                                                       4,818,876                61,040
Wells Fargo & Co.                                                                540,000                27,464
BANK ONE CORP.                                                                   420,000                16,342
Westpac Banking Corp.                                                          1,908,661                15,799
Comerica Inc.                                                                    250,000                14,540
ABN AMRO Holding NV                                                            1,000,000                14,198
NB Capital Corp. 8.35% exchangeable                                              520,000                13,562
preferred depositary shares
Bank of New York Co., Inc.                                                       400,000                12,808
                                                                                                       913,837

ELECTRIC UTILITIES  -  4.27%
Consolidated Edison, Inc.                                                      3,825,000               163,901
DTE Energy Co.                                                                 3,265,000               133,734
Ameren Corp.                                                                   2,979,400               130,200
National Grid Group PLC                                                       17,894,649               123,618
Dominion Resources, Inc.                                                       1,000,000                59,440
Dominion Resources, Inc. 9.50% PIES                                              594,000                33,264
convertible preferred 2004
American Electric Power Co., Inc.                                              2,125,000                69,934
Southern Co.                                                                   1,940,000                55,833
Progress Energy, Inc.                                                            911,924                42,632
Scottish Power PLC                                                             5,155,400                28,217
TXU Corp., Series C, 8.75% convertible                                      $    585,000                27,279
preferred 2004, units
FPL Group, Inc.                                                                  405,000                22,943
OGE Energy Corp.                                                                 810,000                16,192
                                                                                                       907,187

REAL ESTATE  -  4.17%
Equity Residential (formerly Equity                                            3,610,000                96,567
Residential Properties Trust)
Equity Residential (formerly Equity                                              600,000                14,574
Residential Properties Trust), Series G,
 7.25% convertible preferred
Health Care Property Investors, Inc.                                           2,492,900               109,214
Plum Creek Timber Co., Inc.                                                    3,658,100               104,256
Weingarten Realty Investors                                                    2,107,500                78,188
Hang Lung Properties Ltd.                                                     70,000,000                75,386
Equity Office Properties Trust                                                 2,475,000                65,290
Boston Properties, Inc.                                                        1,595,000                59,493
Unibail                                                                          597,554                37,448
Archstone-Smith Trust                                                          1,377,000                34,976
CenterPoint Properties Corp.                                                     580,000                33,884
AMB Property Corp.                                                               895,000                26,447
ProLogis (formerly ProLogis Trust),                                            1,060,000                26,182
Series D, 7.92% preferred
Kimco Realty Corp.                                                               725,000                23,301
Hysan Development Co. Ltd.                                                    21,001,854                19,387
Sun Hung Kai Properties Ltd.                                                   2,000,000                15,000
Duke Realty Corp., Series B, 7.99% preferred                                     300,000                14,766
cumulative step-up premium rate
Simon Property Group, Inc., Series C, 7.89%                                      200,000                 9,937
preferred cumulative step-up premium rate
Land Securities PLC                                                              744,300                 9,544
Hang Lung Group Ltd.                                                          10,000,000                 9,231
IAC Capital Trust, Series A, 8.25% TOPRS                                         281,350                 7,034
preferred
FelCor Lodging Trust Inc.                                                        450,000                 6,772
New Plan Realty Trust, Series D, 7.80% preferred                                 112,500                 5,449
 cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                     50,000                 3,366
7.677% preferred cumulative step-up premium rate
                                                                                                       885,692

OIL & GAS  -  4.07%
Royal Dutch Petroleum Co. (New York registered)                                3,295,000               150,581
"Shell" Transport and Trading Co., PLC                                         7,076,600                48,249
"Shell" Transport and Trading Co., PLC (ADR)                                     163,900                 6,699
Marathon Oil Corp.                                                             7,405,000               179,497
ChevronTexaco Corp.                                                            1,999,042               149,928
Occidental Petroleum Corp.                                                     2,700,000                73,143
Phillips Petroleum Co.                                                         1,129,700                58,462
Exxon Mobil Corp.                                                              1,470,000                54,037
Conoco Inc.                                                                    2,000,000                48,240
Unocal Capital Trust 6.25%  convertible                                          700,000                33,775
preferred 2026
ENI SpA                                                                        1,850,000                27,776
Kerr-McGee Corp.                                                                 400,000                18,708
Husky Energy Inc.                                                              1,500,000                14,672
                                                                                                       863,767

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.47%
Verizon Communications Inc.                                                    3,798,000               125,334
Bell Atlantic Financial Services, Inc. 4.25%                                $ 25,000,000                24,187
convertible debentures 2005 (1)
SBC Communications Inc.                                                        5,375,300               148,681
Swisscom AG                                                                      309,722                90,100
Telefonos de Mexico, SA de CV, Class L (ADR)                                   2,990,000                86,411
Hellenic Telecommunications Organization SA                                    3,889,200                54,002
ALLTEL Corp. 7.75% 2005, units                                              $  1,160,000                49,416
Deutsche Telekom AG                                                            4,000,000                45,435
AT&T Corp.                                                                     3,285,000                33,441
CenturyTel, Inc. 6.875% ACES 2005, units                                    $  1,400,000                32,620
Sprint Corp. - FON Group                                                       3,198,000                29,901
NTL Inc. 5.75% convertible subordinated                                     $120,000,000                14,400
notes 2009 (2)
NTL Inc., warrants, expire 2008  (1)  (3) (4)                                     25,650                     0
Qwest Trends Trust 5.75% convertible                                             500,000                 2,500
preferred 2003  (1)
Allegiance Telecom, Inc., warrants,                                               20,000                    39
expire 2008  (1)  (3) (4)
GT Group Telecom Inc., warrants,                                                  15,000                     4
expire 2010  (1)  (3) (4)
XO Communications, Inc. 14.00%                                                        12                     0
preferred 2009  (5)                                                                                    736,471

PAPER & FOREST PRODUCTS  -  3.24%
Weyerhaeuser Co.                                                               4,852,900               285,108
International Paper Co.                                                        3,039,640               121,038
International Paper Co., Capital                                                 400,000                18,500
Trust 5.25% convertible preferred 2025
UPM-Kymmene Corp.                                                              3,950,600               128,819
Stora Enso Oyj, Class R                                                        3,664,275                42,698
Georgia-Pacific Corp., Georgia-Pacific                                      $  1,685,000                40,187
Group 7.50% PEPS convertible preferred
 2002, units
MeadWestvaco Corp.                                                               925,000                24,596
Holmen AB, Class B                                                               942,900                19,825
Potlatch Corp.                                                                   210,700                 6,715
                                                                                                       687,486

TOBACCO  -  3.04%
R.J. Reynolds Tobacco Holdings, Inc.                                           4,241,600               231,719
Philip Morris Companies Inc.                                                   4,400,000               202,620
Gallaher Group PLC                                                            11,261,186               107,775
Imperial Tobacco PLC                                                           5,765,839                88,363
UST Inc.                                                                         500,000                14,715
                                                                                                       645,192

FOOD PRODUCTS  -  2.76%
Sara Lee Corp.                                                                 8,525,000               159,758
H.J. Heinz Co.                                                                 3,517,800               135,259
General Mills, Inc.                                                            2,665,000               110,464
Kellogg Co.                                                                    2,550,000                87,822
ConAgra Foods, Inc.                                                            2,250,000                56,497
Unilever NV (New York registered)                                                600,000                33,810
Unilever PLC                                                                     250,000                 2,199
                                                                                                       585,809

AUTOMOBILES  -  2.45%
Ford Motor Co. Capital Trust II 6.50%                                       $  6,621,800               336,056
cumulative convertible trust preferred 2032
General Motors Corp.                                                           3,450,000               160,597
General Motors Corp., Series B, 5.25%                                       $    976,000                23,814
convertible debentures 2032
                                                                                                       520,467

MACHINERY  -  2.08%
PACCAR Inc                                                                     5,732,400               219,838
Caterpillar Inc.                                                               2,730,000               122,031
Deere & Co.                                                                    1,200,000                50,424
Cummins Capital Trust I 7.00% QUIPS                                              356,000                17,177
convertible preferred 2031  (1)
Cummins Capital Trust I 7.00%                                                    244,000                11,773
 convertible preferred 2031
Metso Oyj                                                                      1,779,998                20,218
                                                                                                       441,461

DIVERSIFIED FINANCIALS  -  1.87%
J.P. Morgan Chase & Co.                                                        9,718,600               242,576
ING Groep NV                                                                   4,326,200                93,620
Swire Pacific Capital Ltd. 8.84% cumulative                                    1,125,000                27,984
guaranteed perpetual capital securities  (1)
Swire Pacific Offshore Financing Ltd. 9.33%                                      195,000                 5,046
cumulative guaranteed perpetual preferred
capital securities (1)
Providian Financial Corp. 3.25% convertible                                 $ 25,000,000                16,312
 debentures 2005
Wilshire Financial Services Group Inc. (3) (6)                                 2,150,517                 7,312
Wharf (Holdings) Ltd.                                                          2,201,000                 4,642
                                                                                                       397,492

CHEMICALS  -  1.69%
Dow Chemical Co.                                                               4,973,200               143,576
DSM NV                                                                         3,072,005               139,877
E.I. du Pont de Nemours and Co.                                                1,800,000                75,438
                                                                                                       358,891

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.56%
Solectron Corp. 7.25% convertible                                           $  2,180,000                29,648
preferred 2004, units
Solectron Corp. 0% LYON convertible notes 2020                              $218,600,000                91,812
Solectron Corp. 0% LYON convertible notes 2020                              $ 32,195,000                18,190
Celestica Inc. 0% convertible debentures 2020                               $181,000,000                75,341
Sanmina Corp. 0% convertible subordinated                                   $161,000,000                51,319
debentures 2020
SCI Systems, Inc. 3.00% convertible                                         $ 33,500,000                20,142
subordinated debentures 2007
Agilent Technologies, Inc. 3.00% convertible                                $ 30,185,000                26,978
debentures 2021 (1)  (7)
Agilent Technologies, Inc. 3.00% convertible                                $  5,000,000                 4,469
debentures 2021 (7)
Thermo Electron Corp. 4.00% convertible                                     $ 10,000,000                 9,425
subordinated debentures 2005
DDi Corp. (formerly KDDI Corp.) 5.25%                                       $ 10,000,000                 4,275
convertible subordinated notes 2008
                                                                                                       331,599

INSURANCE  -  1.33%
Allstate Corp.                                                                 2,175,000                82,672
SAFECO Corp.                                                                   2,500,000                79,350
American International Group, Inc.                                               492,150                31,458
XL Capital Ltd., Class A                                                         400,000                29,640
American Financial Group, Inc.                                                 1,329,700                29,453
Royal & Sun Alliance Insurance Group PLC                                       7,800,000                20,980
Irish Life & Permanent PLC                                                       700,000                 8,534
                                                                                                       282,087

PHARMACEUTICALS  -  1.21%
Eli Lilly and Co.                                                              1,565,000                91,427
Bristol-Myers Squibb Co.                                                       3,450,000                80,833
Sepracor Inc. 5.75% convertible notes 2006 (1)                              $ 23,570,000                10,842
Sepracor Inc. 7.00% convertible subordinated                                $ 13,500,000                 7,155
debentures 2005 (1)
Sepracor Inc. 5.00% convertible subordinated                                $ 16,000,000                 7,000
debentures 2007
Sepracor Inc. 7.00% convertible subordinated                                $  9,000,000                 4,770
debentures 2005
Sepracor Inc.  (3)                                                               310,329                 2,095
Sepracor Inc. 5.75% convertible notes 2006                                  $  1,430,000                   658
Wyeth (formerly American Home Products Corp.)                                    725,000                28,928
Pharmacia Corp.                                                                  532,613                23,829
                                                                                                       257,537

FOOD & DRUG RETAILING  -  1.18%
Albertson's, Inc.                                                              6,130,000               172,743
Woolworths Ltd.                                                                9,000,678                59,262
Koninklijke Ahold NV                                                           1,087,000                18,159
                                                                                                       250,164

GAS UTILITIES  -  1.03%
NiSource Inc.                                                                  5,539,300               109,678
NiSource Inc. 7.75% PIES convertible                                             325,000                12,610
 preferred 2003
Enbridge Inc.                                                                  3,381,383                97,306
                                                                                                       219,594

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.97%
Analog Devices, Inc. 4.75% convertible                                      $ 53,350,000                49,949
subordinated notes 2005
Burr-Brown Corp. 4.25% convertible                                          $ 17,800,000                17,867
subordinated notes 2007 (1)
Burr-Brown Corp. 4.25% convertible                                          $  7,200,000                 7,227
subordinated notes 2007
RF Micro Devices, Inc. 3.75% convertible                                    $ 30,000,000                22,763
subordinated notes 2005
Semtech Corp. 4.50% convertible                                             $ 18,530,000                15,774
subordinated notes 2007 (1)
Semtech Corp. 4.50% convertible                                             $  8,000,000                 6,810
subordinated notes 2007
ASML Holding NV 5.75% convertible notes 2006 (1)                            $ 20,000,000                19,500
LSI Logic Corp. 4.00% convertible                                           $ 23,400,000                18,896
subordinated notes 2005
TriQuint Semiconductor, Inc. 4.00%                                          $ 23,000,000                16,129
convertible subordinated notes 2007
Cypress Semiconductor Corp. 3.75%                                           $ 16,760,000                13,513
convertible subordinated notes 2005
Vitesse Semiconductor Corp. 4.00%                                           $ 14,625,000                10,256
convertible subordinated debentures 2005
Amkor Technology, Inc. 5.75% convertible                                    $ 15,000,000                 7,500
notes 2006                                                                                             206,184

MULTILINE RETAIL  -  0.93%
May Department Stores Co.                                                      6,443,000               197,929


AEROSPACE & DEFENSE  -  0.82%
RC Trust I 8.25% convertible                                                $  1,340,000                75,844
preferred 2006, units
Raytheon Co.                                                                   1,723,900                56,165
Honeywell International Inc.                                                   1,050,000                33,978
Northrop Grumman Corp. 7.25%                                                $     66,670                 7,817
convertible preferred 2004, units
                                                                                                       173,804

INDUSTRIAL CONGLOMERATES  -  0.76%
General Electric Co.                                                           3,415,000               109,963
3M Co. (formerly Minnesota Mining                                                400,000                50,332
and Manufacturing Co.)
                                                                                                       160,295

HOUSEHOLD PRODUCTS  -  0.61%
Kimberly-Clark Corp.                                                           1,455,000                88,828
Kimberly-Clark de Mexico, SA de CV, Class A                                   16,750,000                40,238
                                                                                                       129,066

COMMUNICATIONS EQUIPMENT  -  0.60%
Motorola, Inc. 7.00% convertible                                            $  1,750,000                69,965
 preferred 2004, units
Corning Inc. 0% convertible debentures 2015                                 $ 66,552,000                30,614
Nortel Networks Corp. 4.25% convertible                                     $ 40,000,000                15,450
 notes 2008 (1)
Juniper Networks, Inc. 4.75% convertible                                    $ 17,000,000                11,050
subordinated notes 2007
                                                                                                       127,079

METALS & MINING  -  0.45%
Phelps Dodge Corp.                                                               875,000                29,908
Phelps Dodge Corp., Series A, 6.75% mandatory                                    200,000                18,530
 convertible preferred shares (MEDS) 2005
Inco Ltd. 5.75% convertible debentures 2004                                 $ 17,250,000                17,207
Inco Ltd. 0% convertible notes LYON 2021                                    $ 26,000,000                14,950
CONSOL Energy Inc.                                                               553,800                 7,753
Freeport-McMoRan Copper & Gold Inc.,                                             300,000                 4,581
Class B  (3)
Massey Energy Co.                                                                250,300                 1,837
                                                                                                        94,766

ELECTRICAL EQUIPMENT  -  0.42%
Hubbell Inc., Class B                                                          2,893,100                88,500


BEVERAGES  -  0.39%
Southcorp Ltd.                                                                29,712,357                81,930


INTERNET & CATALOG RETAIL  -  0.34%
Amazon.com, Inc. 4.75% convertible subordinated                             $114,675,000                72,102
 debentures 2009


ROAD & RAIL  -  0.31%
CSX Corp.                                                                      1,613,300                55,772
Union Pacific Capital Trust 6.25% TIDES                                          186,800                 9,282
convertible preferred 2028  (1)
                                                                                                        65,054

MEDIA  -  0.29%
AT&T Corp. Liberty Media Group 3.50%                                        $ 55,000,000                35,475
convertible debentures 2031 (1)
Interpublic Group of Companies, Inc. 1.87%                                  $ 17,000,000                12,623
convertible subordinated notes 2006 (1)
AOL Time Warner Inc.  (3)                                                        850,120                 9,776
United Pan-Europe Communications NV,                                               1,180                 2,652
convertible preferred  (1) (3) (4)
United Pan-Europe Communications NV,                                             572,960                     0
warrants, expire 2007  (3) (4)
                                                                                                        60,526


WIRELESS TELECOMMUNICATION SERVICES  -  0.28%
Nextel Communications, Inc. 5.25%                                           $ 42,300,000                22,631
convertible senior notes 2010
Nextel Communications, Inc., Class A  (1)  (3)                                 2,194,633                12,575
Nextel Communications, Inc., Series E,                                             3,168                 1,394
11.125% exchangeable preferred,
redeemable 2010  (5)
American Tower Corp. 5.00% convertible                                      $ 36,325,000                16,346
 debentures 2010
Price Communications Corp.  (3)                                                  271,522                 3,807
Dobson Communications Corp. 13.00%                                                10,191                 2,548
senior exchangeable preferred 2009  (5)
Dobson Communications Corp. 12.25% senior                                          3,354                   671
 exchangeable preferred 2008  (5)
Dobson Communications Corp. 12.25% senior                                            928                   186
exchangeable preferred, redeemable 2008  (5)
Leap Wireless International, Inc., warrants,                                      27,025                     0
 expire 2010 (1)  (3)
NTELOS, Inc., warrants, expire 2010 (3) (4)                                        5,200                    -
                                                                                                        60,158


SPECIALTY RETAIL  -  0.28%
Gap, Inc. 5.75% convertible notes 2009 (1)                                  $ 28,000,000                28,700
Toys "R" Us, Inc. 6.25% 2005, units                                         $    400,000                16,760
Kingfisher PLC                                                                 4,326,646                13,092
                                                                                                        58,552


MULTI-UTILITIES & UNREGULATED POWER  -  0.25%
Duke Energy Corp. 8.25% convertible                                         $  1,691,000                33,177
 preferred 2004, units
Williams Companies, Inc.                                                       5,559,100                16,399
NRG Energy, Inc. 6.50% convertible                                          $  1,000,000                 2,650
preferred 2004, units
AES Trust VII 6.00% convertible preferred 2008                                   200,000                 1,000
                                                                                                        53,226


OTHER  INDUSTRIES  -  1.37%
Gillette Co.                                                                   1,600,000                52,608
British Airways PLC (3)                                                       18,200,000                45,538
Electronic Data Systems Corp. 7.625%                                        $  1,150,900                42,215
 FELINE PRIDES 2004
Pitney Bowes Inc.                                                              1,025,000                39,975
TRW Inc.                                                                         625,000                33,719
Amcor Ltd.  (1)                                                                4,000,000                18,064
GKN PLC                                                                        4,000,000                16,873
ImClone Systems Inc. 5.50% convertible notes 2005                           $ 20,000,000                12,200
Fluor Corp.                                                                      350,300                11,245
TXI Capital Trust I 5.50% convertible                                            250,000                 8,200
 preferred 2028
Computer Associates International, Inc.                                     $  5,263,000                 3,921
5.00% convertible notes 2007 (1)
Foster Wheeler Ltd. 6.50% convertible                                       $ 15,000,000                 3,450
subordinated notes 2007 (1)
Clarent Hospital Corp.  (3) (6)                                                  453,247                 2,266
Brambles Industries PLC                                                          336,100                 1,330
Protection One, Inc., warrants,                                                   57,600                    30
expire 2005  (1)  (3) (4)
AMF Bowling Worldwide, Inc. 0% convertible                                  $ 26,391,000                     3
debentures 2018 (1) (4)
TI Automotive Ltd., Class A  (3) (4)                                           7,000,000                     0
                                                                                                       291,637

Miscellaneous  -  4.96%
Other equity securities in initial                                                                   1,053,089
period of acquisition


Total equity securities (cost: $12,206,438,000)                                                     12,258,630



                                                                                     Principal         Market
                                                                                        amount          value
Bonds & notes                                                                            (000)          (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.83%
Sprint Capital Corp.:
 5.70% 2003                                                                 $      1,000                  $870
 5.875% 2004                                                                      10,750                 8,815
 7.90% 2005                                                                       11,000                 8,944
 7.125% 2006                                                                      13,540                10,426
 6.00% 2007                                                                       46,610                35,424
 6.125% 2008                                                                       2,000                 1,440
 7.625% 2011                                                                      17,995                13,586
 8.375% 2012                                                                      90,000                70,200
 6.90% 2019                                                                        4,000                 2,789
 8.75% 2032                                                                        8,000                 5,600
TCI Communications, Inc. 8.00% 2005                                               15,000                13,583
AT&T Corp.:
 6.50% 2006 (1)                                                                   46,200                42,031
 7.30% 2011 (1)                                                                   47,890                41,425
 6.50% 2029                                                                       10,000                 6,999
 8.00% 2031 (1)                                                                   10,000                 8,197
Voicestream Wireless Corp.:
 10.375% 2009                                                                     60,858                58,424
 0%/11.875% 2009 (8)                                                              27,085                20,043
Deutsche Telekom International Finance BV:
 7.75% 2005                                                                       15,000                15,532
 8.00% 2010                                                                        2,250                 2,326
 9.25% 2032                                                                       10,000                10,551
Qwest Capital Funding, Inc.:
 7.75% 2006                                                                       18,735                 7,307
 7.00% 2009                                                                        1,000                   390
 7.90% 2010                                                                       46,325                18,067
 7.25% 2011                                                                       31,675                12,353
 7.625% 2021                                                                       5,000                 1,775
Qwest Corp. 8.875% 2012 (1)                                                       32,400                25,596
U S WEST Capital Funding, Inc. 6.25% 2005                                          6,875                 2,750
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                              30,250                30,819
Verizon Global Funding Corp. 6.75% 2005                                           14,500                14,899
Verizon New York Inc., Series A, 6.875% 2012                                       6,500                 6,261
Orange PLC 8.75% 2006                                                              8,000                 7,772
France Telecom 8.25% 2011                                                          9,600                 9,557
CenturyTel, Inc., Series H, 8.375% 2010                                           15,000                15,401
British Telecommunications PLC 8.375% 2010 (7)                                    12,500                13,767
NTL Inc. 12.75% 2005 (2)                                                          10,520                 1,473
Comcast UK Cable Partners Ltd. 11.20% 2007 (2)                                    13,375                11,502
Williams Communications Group, Inc.: (2)
 10.70% 2007                                                                      19,650                 2,161
 11.70% 2008                                                                      47,800                 5,258
 10.875% 2009                                                                     28,000                 3,080
Telewest Communications PLC:
 9.875% 2010                                                                       9,325                 2,051
 0%/11.375% 2010 (8)                                                              35,250                 5,640
TeleWest PLC:
 9.625% 2006                                                                         450                    94
 11.00% 2007                                                                       5,325                 1,118
Koninklijke KPN NV 8.00% 2010                                                      6,750                 6,823
TELUS Corp. 8.00% 2011                                                            11,150                 6,690
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                  6,000                 5,943
COLT Telecom Group PLC 12.00% 2006                                                 5,000                 3,000
Netia Holdings BV 11.25% 2007 (2)                                                  7,500                 1,237
GT Group Telecom Inc. 0%/13.25%                                                   15,000                    75
 units 2010 (2) (8)
NEXTLINK Communications, Inc. 0%/                                                 10,000                    50
12.125% 2009 (2)  (8)
                                                                                                       600,114

MEDIA  -  2.61%
Charter Communications Holdings, LLC:
 8.25% 2007                                                                       11,150                 7,136
 10.00% 2009                                                                       9,500                 6,032
 10.75% 2009                                                                      20,000                13,200
 0%/11.75% 2010 (8)                                                                7,450                 3,129
 0%/9.92% 2011 (8)                                                                15,100                 6,795
 11.125% 2011                                                                     16,500                10,890
 0%/11.75% 2011 (8)                                                              125,132                41,294
 0%/13.50% 2011 (8)                                                               69,300                24,948
 Charter Communications Holdings                                                  72,500                24,650
Capital Corp. 0%/12.125% 2012 (8)
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                      23,850                24,834
 0%/9.75% 2007 (8)                                                                43,750                45,500
CBS Corp. 7.15% 2005                                                              26,500                28,263
Viacom Inc.:
 6.40% 2006                                                                        3,000                 3,149
 7.70% 2010                                                                       10,000                11,003
 6.625% 2011                                                                       5,000                 5,152
Time Warner Inc.:
 7.75% 2005                                                                        9,500                 9,027
 8.18% 2007                                                                       20,000                17,338
 9.125% 2013                                                                       5,000                 4,365
Time Warner Companies, Inc. 7.25% 2017                                             8,000                 5,915
AOL Time Warner Inc.:
 6.875% 2012                                                                       2,750                 2,294
 7.625% 2031                                                                       6,500                 4,904
Liberty Media Corp.:
 7.75% 2009                                                                        7,950                 7,556
 7.875% 2009                                                                      16,600                15,597
 8.25% 2030                                                                          700                   591
Clear Channel Communications, Inc.:
 7.25% 2003                                                                       12,400                11,897
 6.00% 2006                                                                        6,700                 6,144
Chancellor Media Corp. of Los Angeles,                                             3,000                 2,932
Series B, 8.75% 2007
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                       6,750                 6,189
 6.20% 2008                                                                       11,000                 8,790
 6.875% 2009                                                                       3,000                 2,627
Lenfest Communications, Inc. 7.625% 2008                                           2,000                 1,796
CSC Holdings, Inc.:
 7.25% 2008                                                                        8,000                 6,318
 8.125% 2009                                                                       8,000                 6,396
Cablevision Industries Corp. 9.875% 2013                                           6,000                 4,020
British Sky Broadcasting Group PLC 8.20% 2009                                     16,250                15,723
Adelphia Communications Corp.: (2)
 10.25% 2006                                                                      22,025                 6,387
 10.25% 2011                                                                      15,225                 4,567
Century Communications Corp.: (2)
 0% 2003                                                                           9,000                 1,440
 8.75% 2007                                                                       13,200                 2,112
Univision Communications Inc. 7.85% 2011                                          11,700                12,062
Hearst-Argyle Television, Inc. 7.00% 2018                                         12,425                11,326
Fox Family Worldwide, Inc. 10.25% 2007                                            10,241                10,856
LBI Media, Inc. 10.125% 2012 (1)                                                  10,750                10,562
EchoStar DBS Corp. 9.125% 2009 (1)                                                11,375                10,522
News America Holdings Inc. 7.75% 2045                                             10,347                 8,653
Rogers Communications Inc. 8.875% 2007                                            10,000                 8,275
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                              3,250                 2,803
 10.00% 2011                                                                       4,750                 4,180
TransWestern Publishing Co. LLC,                                                   6,250                 6,359
 Series F, 9.625% 2007
Sun Media Corp.:
 9.50% 2007                                                                        5,421                 5,529
 9.50% 2007                                                                          650                   663
Gannett Co., Inc. 4.95% 2005                                                       5,000                 5,193
Antenna TV SA 9.00% 2007                                                           5,250                 4,462
Emmis Communications Corp. 0%/12.50% 2011 (8)                                      6,379                 4,370
Regal Cinemas, Inc. 9.375% 2012 (1)                                                4,250                 4,335
Cox Radio, Inc. 6.625% 2006                                                        4,300                 4,192
Innova, S de RL 12.875% 2007                                                       5,000                 3,912
Gray Communications Systems, Inc. 9.25% 2011 (1)                                   3,500                 3,535
Radio One, Inc., Series B, 8.875% 2011                                             3,250                 3,291
Sinclair Broadcast Group, Inc. 8.75% 2011                                          3,125                 3,141
Multicanal Participacoes SA,                                                       6,475                 2,930
Series B, 12.625% 2004
Cumulus Media 10.375% 2008                                                         2,000                 2,030
Penton Media, Inc. 10.375% 2011                                                    6,250                 2,000
RBS Participacoes SA 11.00% 2007 (1)                                               4,250                 1,966
Hollinger Participation Trust 12.125%                                              1,950                 1,767
 2010 (1)  (5)
Carmike Cinemas, Inc., Series B, 10.375% 2009                                      1,550                 1,461
A.H. Belo Corp. 7.75% 2027                                                         1,250                 1,079
Key3Media Group, Inc. 11.25% 2011                                                  2,700                   810
                                                                                                       553,164

WIRELESS TELECOMMUNICATION SERVICES  -  2.33%
Nextel Communications, Inc.:
 0%/9.75% 2007 (8)                                                                47,175                30,428
 0%/10.65% 2007 (8)                                                                2,875                 1,977
 0%/9.95% 2008 (8)                                                               144,925                91,303
 12.00% 2008                                                                       8,250                 5,857
AT&T Wireless Services, Inc.:
 6.875% 2005                                                                       7,000                 5,536
 7.35% 2006                                                                        5,500                 4,295
 7.50% 2007                                                                       25,300                19,987
 7.875% 2011                                                                       8,305                 6,395
 8.125% 2012                                                                      22,630                17,234
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (8)                                                              29,199                20,731
 10.625% 2010                                                                      2,300                 1,978
Tritel PCS, Inc.:
 0%/12.75% 2009 (8)                                                                2,975                 2,172
 10.375% 2011                                                                      2,625                 2,205
Nextel Partners, Inc.:
 12.50% 2009                                                                      31,750                16,669
 0%/14.00% 2009 (8)                                                               41,279                16,099
 11.00% 2010                                                                      37,825                19,669
Crown Castle International Corp.: (8)
 0%/10.625% 2007                                                                  11,125                 7,621
 0%/10.375% 2011                                                                  46,450                20,902
 0%/11.25% 2011                                                                   45,500                20,475
Cricket Communications, Inc.: (7)
 6.188% 2007                                                                      31,820                 8,591
 6.375% 2007                                                                      84,125                22,713
 6.625% 2007                                                                       4,335                 1,170
Leap Wireless International, Inc.:
 12.50% 2010                                                                      13,500                 1,485
 0%/14.50% 2010 (8)                                                               32,325                   970
American Tower Corp. 9.375% 2009                                                  48,250                25,814
Dobson/Sygnet Communications Co. 12.25% 2008                                      11,750                 6,227
American Cellular Corp. 9.50% 2009                                                54,075                 7,300
Dobson Communications Corp. 10.875% 2010                                          18,750                12,187
SBA Communications Corp.:
 0%/12.00% 2008 (8)                                                               12,575                 6,665
 10.25% 2009                                                                      18,975                 9,962
PanAmSat Corp. 6.125% 2005                                                        17,000                16,060
SpectraSite Holdings, Inc., Series B: (8)
 0%/12.00% 2008                                                                   38,250                10,710
 0%/11.25% 2009                                                                    4,275                 1,005
Centennial Cellular Corp. 10.75% 2008                                             14,920                 8,654
AirGate PCS, Inc. 0%/13.50% 2009 (8)                                              20,350                 6,003
iPCS, Inc. 0%/14.00% 2010 (8)                                                     12,590                 2,140
Verizon Wireless Capital LLC 5.375% 2006 (1)                                       8,000                 7,182
Triton PCS, Inc.:
 0%/11.00% 2008 (8)                                                                6,000                 3,690
 9.375% 2011                                                                       5,000                 3,250
Vodafone Group PLC 7.75% 2010                                                      5,000                 5,348
PTC International Finance BV 10.75% 2007                                           5,000                 5,000
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                       7,000                 2,695
 13.625% 2011                                                                      5,450                 2,207
CFW Communications Co. 13.00% 2010                                                10,200                 3,570
Microcell Telecommunications Inc.,                                                50,957                 1,592
Series B, 14.00% 2006
Cellco Finance NV 15.00% 2005                                                        650                   561
PageMart Wireless, Inc.:  (2) (4)
 15.00% 2005                                                                      19,410                     2
 0%/11.25% 2008 (8)                                                               33,500                     3
                                                                                                       494,289

BANKS  & THRIFTS -  2.10%
Sumitomo Mitsui Banking Corp. 8.00% 2012                                          10,000                10,315
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                     114,750               117,045
 noncumulative preferred (undated) (1)  (8)
SocGen Real Estate Co. LLC, Series A,                                             51,000                55,478
7.64% (undated) (1)  (7)
Fuji JGB Investment LLC, Series A, 9.87%                                          40,500                34,770
noncumulative preferred (undated) (1)  (7)
IBJ Preferred Capital Co. LLC, Series A,                                          10,000                 8,189
8.79% noncumulative preferred (undated) (1)  (7)
HSBC Capital Funding LP:  (1)  (7)
 Series 1, 9.547% noncumulative step-up                                           10,000                11,735
perpetual preferred (undated)
 Series 2, 10.176% noncumulative step-up                                          11,500                14,582
perpetual preferred (undated)
Midland Bank 2.188% Eurodollar notes (undated) (7)                                 5,000                 3,915
GS Escrow Corp.:
 7.00% 2003                                                                        1,550                 1,600
 7.125% 2005                                                                      25,500                26,745
Riggs National Corp.:
 Series A, 8.625% 2026                                                             1,500                 1,277
 Series C, 8.875% 2027                                                            25,000                20,453
Development Bank of Singapore Ltd.: (1)
 7.875% 2010                                                                       5,000                 5,736
 7.125% 2011                                                                       5,000                 5,411
DBS Capital Funding Corp. 7.657% noncumulative                                     6,500                 6,776
 preferred (undated) (1)  (7)
Washington Mutual, Inc. 5.625% 2007                                                6,500                 6,771
Dime Capital Trust I, Dime Bancorp, Inc.,                                          9,425                10,329
Series A, 9.33% 2027
Tokai Preferred Capital Co. LLC, Series A,                                        19,000                16,378
9.98%/11.091% noncumulative preferred
 (undated) (1)  (7)
BNP Paribas Capital Trust 9.003% noncumulative                                     8,000                 9,187
 trust preferred (undated) (1)
BNP U.S. Funding LLC, Series A, 7.738%                                             4,200                 4,544
noncumulative preferred (undated) (1)  (7)
Royal Bank of Scotland Group PLC                                                  12,000                12,347
 7.648% (undated) (7)
Skandinaviska Enskilda Banken 7.50%                                               10,405                10,944
 (undated) (1)  (7)
Standard Chartered Bank 2.063%                                                    15,000                 8,986
Eurodollar notes (undated) (7)
Bank of Scotland 7.00% (undated) (1)  (7)                                          7,500                 8,036
AB Spintab: (1)  (7)
 6.80% (undated)                                                                   5,150                 5,202
 7.50% (undated)                                                                   2,500                 2,718
Bank of Nova Scotia 2.188% Eurodollar                                             10,000                 7,581
 notes (undated) (7)
Canadian Imperial Bank of Commerce 2.188%                                         10,000                 7,300
 Eurodollar notes (undated) (7)
BCI U.S. Funding Trust I 8.01% noncumulative                                       6,500                 7,173
 preferred (undated) (1)  (7)
Chevy Chase Bank, FSB 9.25% 2005                                                   4,000                 4,010
                                                                                                       445,533

HOTELS, RESTAURANTS & LEISURE  -  0.76%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                        1,500                 1,305
 8.75% 2011                                                                       31,150                28,346
Mirage Resorts, Inc.:
 6.625% 2005                                                                       3,000                 2,976
 6.75% 2008                                                                       10,500                10,020
MGM Mirage, Inc. 8.50% 2010                                                       10,000                10,252
Horseshoe Gaming Holding Corp.,                                                   21,500                21,715
Series B, 8.625% 2009
Starwood Hotels & Resorts Worldwide, Inc.:  (1)
 7.375% 2007                                                                      12,350                11,820
 7.875% 2012                                                                       8,250                 7,862
Premier Parks Inc. 9.75% 2007                                                     12,750                12,814
Six Flags, Inc.:
 9.50% 2009                                                                        1,875                 1,875
 8.875% 2010                                                                       2,500                 2,444
International Game Technology 7.875% 2004                                         16,000                16,320
Florida Panthers Holdings, Inc. 9.875% 2009                                       10,000                10,250
Boyd Gaming Corp. 9.25% 2009                                                       8,500                 9,074
Hyatt Equities, LLC 6.875% 2007 (1)                                                8,000                 8,233
Buffets, Inc. 11.25% 2010 (1)                                                      3,000                 3,045
YUM  Brands, Inc. 7.70% 2012                                                       2,500                 2,500
KSL Recreation Group, Inc. 10.25% 2007                                             1,250                 1,281
                                                                                                       162,132

AUTOMOBILES  -  0.66%
General Motors Acceptance Corp.:
 6.125% 2006                                                                      31,000                31,361
 6.125% 2007                                                                      19,000                19,173
 7.75% 2010                                                                        9,500                 9,965
 6.875% 2011                                                                      15,500                15,303
 8.00% 2031                                                                        6,250                 6,210
Ford Motor Credit Co.:
 6.55% 2002                                                                        3,000                 3,007
 6.50% 2007                                                                       16,000                15,908
 5.80% 2009                                                                        4,000                 3,712
 7.25% 2011                                                                        5,000                 4,919
 7.375% 2011                                                                       8,500                 8,456
Ford Motor Co. 7.45% 2031                                                          5,000                 4,486
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                                       10,000                10,894
 7.30% 2012                                                                        7,000                 7,421
                                                                                                       140,815

SPECIALTY RETAIL  -  0.57%
Gap, Inc.:
 9.90% 2005 (7)                                                                   23,050                22,883
 6.90% 2007                                                                       26,360                22,933
 10.55% 2008                                                                      63,455                63,679
Toys "R" Us, Inc. 7.625% 2011                                                      7,720                 7,479
Office Depot, Inc. 10.00% 2008                                                     2,500                 2,737
PETCO Animal Supplies, Inc. 10.75% 2011                                            1,375                 1,485
                                                                                                       121,196

CONSUMER FINANCE  -  0.53%
Capital One Financial Corp.:
 7.25% 2003                                                                        7,500                 7,047
 7.25% 2006                                                                        3,000                 2,553
 8.75% 2007                                                                        3,500                 3,052
 7.125% 2008                                                                      25,000                20,291
Capital One Bank 6.875% 2006                                                      15,850                14,241
Capital One Capital I 3.463% 2027 (1)  (7)                                        13,500                 9,294
MBNA Corp.:
 6.75% 2008                                                                       12,500                12,627
 Series B, 2.713% 2027 (7)                                                        32,000                21,914
Household Finance Corp.:
 5.75% 2007                                                                        2,000                 1,938
 6.375% 2011                                                                      15,000                13,762
Providian Financial Corp. 9.525% 2027 (1)                                         10,000                 5,700
                                                                                                       112,419

HEALTH CARE PROVIDERS & SERVICES  -  0.53%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                       10,575                10,768
 7.15% 2004                                                                        5,000                 5,125
 6.91% 2005                                                                       10,750                10,985
 8.85% 2007                                                                        7,500                 8,102
 8.70% 2010                                                                        9,500                10,107
HCA - The Healthcare Co. 8.75% 2010                                                5,500                 5,990
Aetna Inc.:
 7.375% 2006                                                                      25,000                26,294
 7.875% 2011                                                                      20,625                21,684
Humana Inc. 7.25% 2006                                                             7,125                 7,561
PacifiCare Health Systems 10.75% 2009 (1)                                          4,000                 3,940
Integrated Health Services, Inc.: (2) (4)
 10.25% 2006 (7)                                                                  16,900                   169
 Series A, 9.50% 2007                                                             87,095                   871
 Series A, 9.25% 2008                                                             68,298                   683
                                                                                                       112,279

MULTI-UTILITIES & UNREGULATED POWER  -  0.47%
Williams Companies, Inc.:
 6.50% 2002                                                                        5,000                 2,600
 9.25% 2004                                                                       33,745                17,547
 7.125% 2011                                                                      42,000                19,110
 8.125% 2012 (1)                                                                  28,635                12,886
 6.75% 2017                                                                        3,000                 1,455
 8.75% 2032 (1)                                                                    5,195                 2,338
Williams Holdings of Delaware, Inc. 6.25% 2006                                    12,500                 6,000
Texas Gas Transmission Corp. 8.625% 2004                                           4,500                 3,747
AES Corp.:
 9.50% 2009                                                                       38,050                15,601
 9.375% 2010                                                                      10,700                 3,852
Cilcorp Inc. 8.70% 2009                                                            4,000                 3,944
Aquila, Inc. 11.875% 2012 (1)                                                     10,500                10,357
                                                                                                        99,437

ELECTRIC UTILITIES  -  0.46%
Edison Mission Energy:
 10.00% 2008                                                                      11,250                 6,413
 7.73% 2009                                                                       15,720                 8,489
 9.875% 2011                                                                      15,280                 8,557
Mission Energy Holding Co. 13.50% 2008                                            29,585                12,426
Homer City Funding LLC 8.734% 2026                                                10,000                 8,084
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                  6,000                 4,207
Israel Electric Corp. Ltd.:  (1)
 7.70% 2018                                                                       22,500                19,872
 8.10% 2096                                                                       14,405                12,144
Progress Energy, Inc.:
 6.05% 2007                                                                        7,500                 7,650
 5.85% 2008                                                                        2,500                 2,476
 7.10% 2011                                                                        2,500                 2,546
 7.00% 2031                                                                        2,500                 2,243
Exelon Corp. 6.75% 2011                                                            1,000                 1,026
Exelon Generation Co., LLC 6.95% 2011                                              1,300                 1,278
                                                                                                        97,411

INSURANCE  -  0.45%
Allstate Financial Global                                                         16,750                17,448
Funding LLC 5.25% 2007 (1)
Allstate Financing II 7.83% 2045                                                   5,000                 5,342
ING Capital Funding Trust III 8.439%                                               9,125                10,204
noncumulative preferred (undated) (7)
ReliaStar Financial Corp. 8.00% 2006                                               8,000                 8,993
Prudential Holdings, LLC, Series C,                                               17,250                19,058
8.695% 2023 (1)
Monumental Global Funding Trust II-2002-A                                         16,750                17,376
5.20% 2007 (1)
Lincoln National Corp. 7.00% 2018                                                  6,000                 6,056
Equitable Life Assurance Society of the                                            5,000                 5,348
United States 6.95% 2005 (1)
Nationwide Life Insurance Company 5.35% 2007 (1)                                   5,000                 5,219
Conseco Financing Trust II 8.70% 2026 (9)                                         17,075                 1,195
                                                                                                        96,239

COMMERCIAL SERVICES & SUPPLIES  -  0.44%
Allied Waste North America, Inc.:
 7.625% 2006                                                                       6,000                 5,550
 8.50% 2008                                                                        1,500                 1,380
 10.00% 2009                                                                      57,825                52,043
WMX Technologies, Inc.:
 6.375% 2003                                                                       1,005                 1,026
 7.10% 2026                                                                       10,125                10,329
USA Waste Services, Inc.:
 6.50% 2002                                                                        2,000                 2,010
 7.00% 2004                                                                        4,060                 4,194
Cendant Corp. 7.75% 2003                                                          12,000                11,880
KinderCare Learning Centers, Inc.,                                                 2,500                 2,375
Series B, 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                      1,750                 1,724
Safety-Kleen Services, Inc. 9.25% 2008 (2) (4)                                    20,000                   150
Safety-Kleen Corp. 9.25% 2009 (2) (4)                                             10,000                    75
                                                                                                        92,736

MULTILINE RETAIL  -  0.43%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                        8,250                 7,920
 7.95% 2017                                                                       40,275                35,845
 8.25% 2022 (9)                                                                    6,000                 5,190
 8.125% 2027                                                                       1,050                   874
 7.40% 2037                                                                        7,800                 7,352
 7.625% 2097                                                                       4,500                 3,353
Wal-Mart Stores, Inc. 5.875% 2005                                                 12,000                12,973
Target Corp. 5.375% 2009                                                          11,000                11,247
ShopKo Stores, Inc. 6.50% 2003                                                     2,850                 2,836
Dillard's, Inc.:
 6.43% 2004                                                                        1,000                   978
 6.69% 2007                                                                          625                   587
 6.625% 2018                                                                       1,000                   803
Saks Inc. 7.375% 2019                                                              3,100                 2,294
                                                                                                        92,252

GAS PRODUCTION & DISTRIBUTION  -  0.43%
NiSource Finance Corp.:
 7.50% 2003                                                                       24,000                23,840
 7.625% 2005                                                                      34,000                34,235
Gemstone Investors Ltd. 7.71% 2004 (1)                                            22,500                17,837
El Paso Corp. 7.875% 2012 (1)                                                      9,250                 7,123
Southern Natural Gas Co. 8.00% 2032                                                9,695                 8,133
                                                                                                        91,168

OIL & GAS  -  0.40%
Devon Financing Corp., ULC 6.875% 2011                                            15,250                16,218
Western Oil Sands Inc. 8.375% 2012 (1)                                            12,800                12,544
Pogo Producing Co. 10.375% 2009                                                   10,000                10,750
Oryx Energy Co. 8.125% 2005                                                        8,500                 9,403
XTO Energy Inc. 7.50% 2012                                                         8,850                 9,138
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                              6,000                 6,353
 7.625% 2011                                                                       1,500                 1,581
OXYMAR 7.50% 2016 (1)                                                              8,000                 6,870
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                       2,390                 2,282
 8.625% 2008                                                                         500                   478
Teekay Shipping Corp. 8.875% 2011                                                  2,625                 2,717
Petrozuata Finance, Inc., Series B,                                                3,870                 2,564
8.22% 2017 (1)  (9)
Pemex Project Master Trust, Series A:
 7.875% 2009 (1)                                                                   1,600                 1,576
 8.625% 2022                                                                         500                   476
PDVSA Finance Ltd. 8.75% 2004 (9)                                                    840                   838
Port Arthur Finance Corp. 12.50% 2009                                                639                   719
                                                                                                        84,507

AIRLINES  -  0.39%
Northwest Airlines, Inc.:
 8.375% 2004                                                                      16,425                12,812
 8.52% 2004                                                                       23,910                18,291
 7.625% 2005                                                                      10,150                 7,511
 8.875% 2006                                                                      10,730                 7,833
 9.875% 2007                                                                      29,750                22,015
Delta Air Lines, Inc.:
 7.70% 2005                                                                        2,000                 1,700
 7.90%  2009                                                                       6,000                 4,980
United Air Lines, Inc. 9.00% 2003                                                  8,000                 3,440
Jet Equipment Trust, Series 1995-B,                                                4,750                 1,805
10.91% 2014 (1)
AMR Corp. 9.00% 2012                                                               1,500                 1,170
Southwest Airlines Co. 6.50% 2012                                                  1,000                 1,046
                                                                                                        82,603

PAPER & FOREST PRODUCTS  -  0.34%
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (9)                                                        15,800                13,384
 Class A-3, 7.71% 2028                                                            20,125                11,069
Fort James Corp. 6.625% 2004                                                       2,600                 2,394
Georgia-Pacific Corp.:
 7.50% 2006                                                                        8,800                 7,750
 8.125% 2011                                                                      12,985                11,302
Domtar Inc. 7.875% 2011                                                           10,000                11,108
Weyerhaeuser Co. 6.125% 2007 (1)                                                  10,000                10,471
Advance Agro Capital BV 13.00% 2007                                                2,675                 1,993
Pindo Deli Finance Mauritius Ltd.: (2)
 10.25% 2002                                                                       4,000                   950
 10.75% 2007                                                                         825                   196
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (2)                                  3,050                   808
                                                                                                        71,425

METALS & MINING  -  0.33%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                       13,500                12,049
 7.20% 2026                                                                       18,000                17,325
Allegheny Technologies, Inc. 8.375% 2011                                          10,500                11,313
BHP Finance Ltd. 6.75% 2013                                                       10,000                10,762
Oregon Steel Mills, Inc. 10.00% 2009 (1)                                           8,650                 8,823
Earle M. Jorgensen Co. 9.75% 2012 (1)                                              2,000                 1,960
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (2)                                   9,500                 1,900
AK Steel Holding Corp. 7.75% 2012 (1)                                              1,875                 1,884
Luscar Coal Ltd. 9.75% 2011                                                        1,500                 1,598
UCAR Finance Inc. 10.25% 2012                                                      1,500                 1,508
                                                                                                        69,122

CONTAINERS & PACKAGING  -  0.32%
Container Corp. of America 9.75% 2003                                             50,550                51,056
Owens-Brockway Glass Container                                                    13,000                12,935
Inc. 8.875% 2009 (1)
Owens-Illinois, Inc. 7.50% 2010                                                      750                   641
Tekni-Plex, Inc., Series B, 12.75% 2010                                            4,350                 4,285
                                                                                                        68,917

COMMUNICATIONS EQUIPMENT  -  0.23%
Motorola, Inc.:
 6.75% 2006                                                                       10,000                 9,283
 8.00% 2011                                                                       20,025                18,707
 5.22% 2097                                                                       17,006                 9,700
Nortel Networks Ltd. 6.125% 2006                                                  25,500                12,240
                                                                                                        49,930

INDUSTRIAL CONGLOMERATES  -  0.19%
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                             7,500                 7,779
 6.00% 2012                                                                        8,000                 8,089
Hutchison Whampoa International Ltd.                                               5,000                 5,077
 7.00% 2011 (1)
Hutchison Whampoa Finance Ltd. 7.45% 2017 (1)                                      6,750                 6,658
Wharf Capital International, Ltd. 8.875% 2004                                      7,000                 7,720
Tyco International Group SA 6.375% 2011                                            7,680                 5,645
                                                                                                        40,968

REAL ESTATE  -  0.19%
ProLogis Trust 7.05% 2006                                                         12,000                12,782
EOP Operating LP:
 8.10% 2010                                                                        6,500                 7,258
 6.75% 2012                                                                        4,750                 4,889
FelCor Suites LP 7.375% 2004                                                      10,750                10,616
Irvine Co. 7.46% 2006 (1) (4)                                                      5,000                 5,239
                                                                                                        40,784

FOOD & DRUG RETAILING  -  0.16%
Delhaize America, Inc.:
 7.375% 2006                                                                      16,495                17,097
 9.00% 2031                                                                        4,235                 4,413
SUPERVALU INC. 7.50% 2012                                                          7,750                 8,297
Rite Aid Corp.:
 7.70% 2027                                                                        4,525                 2,285
 6.875% 2028 (1)                                                                   2,350                 1,175
                                                                                                        33,267

AIR FREIGHT & LOGISTICS  -  0.14%
Atlas Air, Inc., Series 1998-1, Class A,                                          30,991                29,701
 7.38% 2018 (9)


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.13%
Solectron Corp.:
 Series B, 7.375% 2006                                                             4,650                 3,976
 9.625% 2009                                                                      17,725                15,864
Flextronics International Ltd. 8.75% 2007                                          7,500                 7,313
                                                                                                        27,153

TEXTILES, APPAREL & LUXURY GOODS  -  0.11%
Levi Strauss & Co.:
 6.80% 2003                                                                        2,800                 2,506
 11.625% 2008                                                                     15,630                13,989
VF Corp.:
 8.10% 2005                                                                        1,500                 1,666
 8.50% 2010                                                                        5,250                 6,042
                                                                                                        24,203

FOOD PRODUCTS  -  0.11%
Gruma, SA de CV 7.625% 2007                                                        7,750                 7,227
Kellogg Co.:
 6.00% 2006                                                                        3,000                 3,190
 6.60% 2011                                                                        1,250                 1,337
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                             2,136                 1,463
 Series D, 9.875% 2007                                                             3,000                 2,055
H.J. Heinz Finance Company 6.00% 2012 (1)                                          3,000                 3,106
Burns Philp Capital Pty Ltd. 9.75% 2012 (1)                                        3,000                 2,940
Kraft Foods Inc. 6.25% 2012                                                        2,540                 2,676
                                                                                                        23,994

OTHER INDUSTRIES  -  0.50%
Compaq Computer Corp. 6.20% 2003                                                  12,500                12,704
Boyds Collection, Ltd., Series B, 9.00% 2008                                       8,886                 9,064
CIT Group, Inc. 7.75% 2012                                                         8,750                 8,892
Computer Associates International Inc.:
 6.25% 2003                                                                        1,000                   930
 6.375% 2005                                                                       8,615                 6,634
TRW Inc. 7.75% 2029                                                                7,000                 7,366
Equistar Chemicals, LP 8.50% 2004                                                  7,500                 7,166
Hyundai Semiconductor America, Inc.                                               10,610                 6,636
 8.625% 2007 (1)
Kansas City Southern Railway Co. 7.50% 2009 (1)                                    5,750                 5,779
SYSTEMS 2001 Asset Trust, Series 2001,                                             5,212                 5,642
Class G, MBIA Insured, 6.664% 2013 (1)  (9)
Reliance Industries Ltd.:
 10.50% 2046 (1)                                                                   2,250                 2,340
 Series B, 10.25% 2097                                                             3,125                 3,047
USA Education, Inc. 5.625% 2007                                                    4,895                 5,176
ON Semiconductor Corp. 12.00% 2008 (1)                                             5,000                 4,100
AGCO Corp. 9.50% 2008                                                              3,500                 3,658
Terex Corp.:
 9.25% 2011                                                                        1,000                   985
 Class B, 10.375% 2011                                                             2,000                 2,050
ArvinMeritor, Inc. 6.625% 2007                                                     3,000                 3,033
Salton/Maxim Housewares, Inc. 10.75% 2005                                          1,375                 1,327
Salton, Inc. 12.25% 2008                                                           1,500                 1,485
Amazon.com, Inc. 0%/10.00% 2008 (8)                                                2,500                 2,300
TFM, SA de CV:
 10.25% 2007                                                                         825                   778
 12.50% 2012 (1)                                                                   1,335                 1,292
Stoneridge, Inc. 11.50% 2012                                                       1,575                 1,610
NMHG Holding Co. 10.00% 2009 (1)                                                   1,500                 1,523
Fairchild Semiconductor Corp. 10.50% 2009                                            650                   692
                                                                                                       106,209

COLLATERALIZED MORTGAGE-/ASSET-BACKED
OBLIGATIONS(9) (excluding those issued
 by federal agencies)  -  3.12%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                               14,000                13,512
 Series 1995-4, Class B-2, 7.70% 2025                                              1,900                 1,160
 Series 1995-3, Class B-2, 8.10% 2025                                             16,121                 9,981
 Series 1995-2, Class B-2, 8.80% 2026                                             11,457                 6,300
 Series 1996-2, Class B-2, 7.90% 2027                                             12,950                 6,710
 Series 1996-10, Class B-2, 7.74% 2028                                             8,369                 3,187
 Series 1997-8, Class B-2, 7.75% 2028                                              6,393                 2,075
 Series 1997-1, Class B-2, 7.76% 2028                                              9,781                 4,049
 Series 1997-2, Class B-2, 8.05% 2028                                              3,280                 1,372
 Series 1998-4, Class B-2, 8.11% 2028                                              6,482                 2,629
 Series 1997-6, Class B-2, 7.75% 2029                                             10,611                 4,433
 Series 1998-3, Class B-2, 8.07% 2030                                              4,821                 1,916
Conseco Finance Home Loan Trust, Series                                           18,188                 8,749
1999-G, Class B-2, 10.96% 2029
Conseco Finance Home Equity Loan Trust,                                            9,350                 8,216
Series 2000-A, Class BV-2, 4.639% 2031 (7)
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.069% 2025 (7)                                       17,278                18,603
 Series 1999-C1, Class A-2, 7.56% 2031                                            11,750                13,264
MBNA Master Credit Card Trust II:  (1)
 Series 1999-D, Class B, 6.95% 2008                                                4,700                 4,983
 Series 1998-E, Class C, 6.60% 2010                                               22,500                23,860
MBNA Credit Card Master Note Trust,                                                2,000                 2,069
Series 2002-1, Class C, 6.80% 2014
L.A. Arena Funding, LLC, Series 1,                                                21,634                23,126
Class A, 7.656% 2026 (1)
Continental Airlines, Inc.:
 Series 1998-3, Class C-1, 7.08% 2004                                                658                   630
 Series 1996, Class A, 6.94% 2015                                                  6,886                 6,892
 Series 2001-1, Class B,  7.373% 2015                                              6,000                 5,505
 Series 1996, Class C, 9.50% 2015                                                  4,973                 4,582
 Series 2000-1, Class A-1, 8.048% 2022                                             4,235                 4,189
GS Mortgage Securities Corp. II, Series                                           20,000                20,871
1998-C1, Class D, 7.233% 2030 (7)
GMAC Commercial Mortgage Securities, Inc.,                                        20,750                19,580
Series 1997-C2, Class E, 7.624% 2029
Team Fleet Financing Corp.:  (1)
 Series 1996-1, Class A, 6.65% 2002                                                   17                    17
 Series 1999-3, Class D, 7.60% 2003                                                7,000                 7,030
 Series 1998-3, Class A, 6.13% 2004                                                5,305                 5,040
 Series 2001-3, Class A, 2.737% 2005 (7)                                           6,750                 6,683
Bear Stearns Commercial Mortgage
Securities Inc.:
 Series 2002-HOME, Class A, 2.439%                                                 4,420                 4,420
2013 (1)  (7)
 Series 1999-C1, Class X, interest                                                85,538                 4,921
only, 1.05% 2031 (7)
 Series 2001-TOP2, Class A-2, 6.48% 2035                                           7,665                 8,239
First USA Credit Card Master Trust:  (1)
 Series 1997-4, Class A, 2.839% 2010 (7)                                           6,500                 6,271
 Series 1998-6, Class C, 6.16% 2011                                                2,000                 2,073
 Series 1998-2, Class C, 6.80% 2011                                                8,500                 8,787
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                              7,500                 7,650
 Series 2002-1, Class C, 6.20% 2010                                                8,850                 9,056
Collateralized Mortgage Obligation Trust,                                         16,346                16,342
 Series 63, Class Z, 9.00% 2020
AmSouth Auto Trust, Series 2000-1,                                                14,260                15,128
Class C, 7.44% 2007
First Union-Lehman Brothers-Bank of America                                       13,731                14,609
Commercial Mortgage Trust, Series 1998-C2,
6.28% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                        13,751                14,573
Series 1998-C1, Class A-1, 6.22% 2031
U.S. Airways Pass Through Trust:
 Series 2000-1, Class G, MBIA Insured, 8.11% 2017                                  2,030                 2,099
 Series 2000-3, Class G, 7.89% 2020                                                3,388                 3,474
 Series 2001-1, Class G, 7.076% 2022                                               7,726                 7,849
Pegasus Aviation Lease Securitization,                                            19,000                13,300
Series 2000-1, Class A-2, 8.37% 2030 (1)
PRIME Capital Hurricane Ltd. 8.36% 2004 (1)  (7)                                  12,500                12,438
Jet Equipment Trust:  (1)
 Series 1995-B, Class A, 7.63% 2012                                                3,278                 1,739
 Series 1995-A, Class B, 8.64% 2015                                                8,095                 4,458
 Series 1995-B, Class C, 9.71% 2015                                                5,500                 2,475
 Series 1995-A, Class C, 10.69% 2015                                               5,000                 2,200
CS First Boston Mortgage Securities Corp.,                                         9,827                10,438
Series 1998-C1, Class A-1A, 6.26% 2040
Consumer Credit Reference Index
Securities Program Trust:  (1)
 Series 2002-2, 6.99% 2007 (7)                                                     5,000                 4,974
 Series 2002-2, 10.421% 2007                                                       5,000                 5,222
American Airlines, Inc., Series 2001-2,                                           10,000                 9,939
Class A-3, 8.608% 2012
Pass-through Amortizing Credit Card Trusts:  (1)
 Series 2002-1, Class A-2FX, 4.685% 2012                                           5,815                 5,845
 Series 2002-1, Class A-3FX, 6.298% 2012                                           3,877                 3,914
SMA Finance Co., Inc., Series 1998-C1,                                             9,383                 9,583
Class A-1, 6.27% 2032 (1)
NPF XII, Inc.:  (1)
 Series 1999-3, Class B, 2.789% 2003 (7)                                           3,000                 3,001
 Series 2001-1, Class A, 2.389% 2004 (7)                                           5,000                 5,002
 Series 2001-3, Class A, 5.52% 2007                                                1,000                   996
Mediterranean Re PLC 7.776% 2005 (7)                                               9,000                 8,955
Metris Master Trust:  (7)
 Series 1997-2, Class C, 2.89% 2006 (1)                                            5,000                 5,004
 Series 2001-1, Class B, 2.64% 2007                                                1,000                 1,000
 Series 2001-4, Class B, 3.24% 2008                                                3,000                 2,930
Holmes Financing (No.2) PLC,                                                       5,750                 5,751
Series 1, Class C, 3.06% 2040 (7)
Holmes Financing (No.3) PLC, Series 1,                                             1,750                 1,750
Class C, 3.06% 2040 (7)
Holmes Financing (No.5) PLC, Series 1,                                             1,250                 1,251
Class C, 3.21% 2040 (7)
GE Capital Mortgage Services, Inc.,                                                8,324                 8,659
Series 1994-9, Class A-9, 6.50% 2024
Lease Investment Flight Trust, Series 2001-1,                                      9,607                 8,647
 Class B-1, 2.959% 2031 (7)
Airplanes Pass Through Trust:
 Class B, 2.339% 2019 (7)                                                         11,240                 5,058
 Class 1-C, 8.15% 2019 (4)                                                        11,894                 3,568
Aesop Funding II LLC, Series 2002-A, Class A-1,                                    7,925                 8,001
AMBAC Insured, 3.85% 2006 (1)
NeHi, Inc. 5.999% 2003 (1)  (7)                                                    8,000                 8,000
Morgan Stanley Dean Witter Capital I Trust,                                        7,323                 7,529
Series 2002-HQ, Class A-1, 4.59% 2034
Banco Itau SA 2.98% 2007 (1)  (7)                                                  7,300                 7,261
PNC Mortgage Securities Corp., Series 1998-10,                                     6,686                 7,044
Class 1-B1, 6.50% 2028 (1)
Structured Asset Securities Corp.:  (7)
 Series 1998-RF2, Class A, 8.521% 2027 (1)                                         1,310                 1,424
 Series 1998-RF1, Class A, 8.666% 2027 (1)                                         1,002                 1,093
 Series 1999-BC1, Class M2, 3.137% 2029                                            4,256                 4,291
Morgan Stanley Capital I, Inc., Series 1998-WF2,                                   6,318                 6,727
 Class A-1, 6.34% 2030
Residential Reinsurance 2001 Ltd. 6.888%                                           6,000                 5,991
2004 (1)  (7)
Residential Reinsurance 2002 Ltd. 6.799%                                             500                   500
 2005 (1)  (7)
Tobacco Settlement Financing Corp.,                                                6,064                 6,152
Series 2001-A, 6.36% 2025
America West Airlines, Inc., Series 2000-1,                                        5,694                 6,106
Class G, AMBAC Insured, 8.057% 2022
First Nationwide Trust, Series 1999-2,                                             5,844                 6,024
Class 1PA-1, 6.50% 2029
Pioneer Ltd. 2002-1, Series D-A,                                                   6,000                 5,969
3.62% 2006 (1)  (7)
Santa Barbara Bank & Trust Automobile Loan                                         5,794                 5,871
Securitization Corp., Series 2001-A,
Class A, 6.13% 2007 (1)
Delta Air Lines, Inc., Series 1992-A2,                                             5,000                 4,851
9.20% 2014
Chase Commercial Mortgage Securities Corp.,                                        4,840                 5,108
Series 1998-1, Class A-1, 6.34% 2030
Rental Car Finance Corp.:  (1)
 Series 1997-1, Class C-2, 2.787% 2005 (7)                                         2,000                 1,979
 Series 1999-1A, Class D, 7.10% 2007                                               2,500                 2,532
Metropolitan Asset Funding, Inc., Series                                           4,669                 4,284
1998-A, Class B-1, 7.728% 2014 (1)
Residential Funding Mortgage Securities I, Inc.,                                   3,825                 4,049
Series 1998-S17, Class M-1, 6.75% 2028
Madison Avenue Manufactured Housing Contract                                       4,000                 4,000
Trust, Series 2002-A, Class M-1, 3.29% 2032 (7)
CS First Boston Mortgage Securities Corp.,                                         3,882                 3,981
Series 2001-CK6, Class A-1, 4.393% 2006
Providian Master Trust, Series 2000-1,                                             4,000                 3,817
Class C, 2.989% 2009 (1)  (7)
United Air Lines, Inc.,                                                            5,000                 3,379
Series 1996-A2, 7.87% 2019
H.S. Receivables Corp., Series 1999-1,                                             3,125                 3,210
Class A, 8.13% 2006 (1)
Nebhelp Trust, Student Loan Interest                                               2,949                 3,115
Margin Securities, Series 1998-1,
Class A, MBIA Insured, 6.68% 2016 (1)
Capital One Master Trust, Series 1999-1,                                           2,500                 2,654
 Class C, 6.60% 2007 (1)
Financial Asset Securitization, Inc.,                                              2,392                 2,480
Series 1997-NAM1, Class B-1, 7.75% 2027
Aircraft Finance Trust, Series 1999-1,                                             2,474                 2,434
Class A-2, 2.339% 2024 (7)
DLJ Mortgage Acceptance Corp., Series 1997-CF1,                                    1,746                 1,832
 Class A-1A, 7.40% 2006 (1)
Security National Mortgage Loan Trust,                                             1,680                 1,715
Series 2001-3A, Class A-2, 5.37% 2014 (1)
Western Capital Ltd. 7.021% 2003 (1)  (7)                                          1,700                 1,692

Northwest Airlines, Inc., Series 1999-3,                                             928                 1,016
 Class G, 7.935% 2020
Grupo Financiero Banamex-Accival, SA                                                 366                   365
de CV 0% 2002 (1)                                                                                      661,277


FEDERAL AGENCY OBLIGATIONS: MORTGAGE
PASS-THROUGHS   (9) -  1.51%
Government National Mortgage Assn.:
5.50% 2017                                                                        13,343                13,580
6.00% 2032                                                                        36,835                37,284
7.00% 2022 - 2031                                                                 23,814                24,872
7.50% 2017 - 2030                                                                 56,612                60,016
8.00% 2017 - 2023                                                                  6,538                 7,000
8.50% 2017 - 2021                                                                  1,790                 1,941
9.00% 2016                                                                           292                   317
9.50% 2009 - 2021                                                                  3,085                 3,433
10.00% 2020 - 2025                                                                21,970                24,928
Fannie Mae:
5.50% 2016                                                                        19,033                19,253
6.00% 2016 - 2032                                                                 32,265                32,873
6.50% 2031 - 2032                                                                 20,576                21,142
7.00% 2016 - 2031                                                                 31,167                32,482
7.50% 2023 - 2031                                                                  7,472                 7,888
8.00% 2024                                                                         1,198                 1,292
9.00% 2010                                                                         1,159                 1,275
9.50% 2022                                                                         1,705                 1,885
10.00% 2018 - 2025                                                                 3,436                 3,890
Freddie Mac:
6.00% 2032                                                                        19,614                19,792
8.50% 2008 - 2010                                                                  1,628                 1,724
9.00% 2007                                                                         1,042                 1,092
11.00% 2018                                                                        1,408                 1,623
                                                                                                       319,582

FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED
MORTGAGE OBLIGATIONS  (9)  -  0.29%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                            13,000                13,336
 Series 1996-4, Class ZA, 6.50% 2022                                                 892                   892
 Series 2001-4, Class GA, 10.054% 2025 (7)                                         5,051                 5,940
 Series 2001-4, Class NA, 11.717% 2025 (7)                                           426                   511
 Series 2002-W3, Class A-5, 7.50% 2028                                             4,785                 5,110
 Series 2001-20, Class E, 9.594% 2031 (7)                                          5,275                 6,105
 Series 2001-T10, Class A-1, 7.00% 2041                                            5,862                 6,144
 Series 2001-50, Class BA, 7.00% 2041                                              9,394                 9,990
 Series 2002-W1, Class 2A, 7.50% 2042                                             10,459                11,153
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                     762                   801
 Series 2289-NB, 11.044% 2022 (7)                                                  1,158                 1,369
                                                                                                        61,351

OTHER FEDERAL AGENCY OBLIGATIONS  -  0.28%
Fannie Mae:
 6.50% 2004                                                                        8,000                 8,628
 Medium Term Notes, 6.75% 2028                                                    20,000                19,648
 7.25% 2030                                                                       11,750                13,687
Federal Home Loan Bank Bonds 4.125% 2004                                          16,460                16,985
                                                                                                        58,948

GOVERNMENT & GOVERNMENTAL AUTHORITIES
(EXCLUDING U.S.)  -  0.42%
United Mexican States Government
Eurobonds, Global:
 8.375% 2011                                                                       2,660                 2,749
 7.50% 2012                                                                        4,675                 4,622
 11.375% 2016                                                                     19,684                23,768
 8.125% 2019                                                                       4,580                 4,328
 8.30% 2031                                                                        1,965                 1,825
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (7)                                              711                   571
 10.75% 2020                                                                       1,250                 1,253
 8.875% 2027                                                                      11,500                10,379
 9.375% 2029                                                                       5,000                 5,013
Turkey (Republic of) 12.375% 2009                                                 10,000                 8,925
Poland (Republic of), Past Due Interest                                            8,820                 8,923
Bond, Bearer 6.00% 2014 (7)
Philippines (Republic of) 8.875% 2008                                              6,000                 6,195
Russian Federation 5.00% 2030 (7)                                                  4,770                 3,226
Brazil (Federal Republic of), Debt
Conversion Bond, Series L:
 Bearer, 3.125% 2012 (7)                                                           5,000                 2,013
 3.125% 2012 (7)                                                                   2,500                 1,006
Dominican Republic 9.50% 2006 (1)                                                  2,135                 2,236
Banque Centrale de Tunisie 7.375% 2012                                             1,500                 1,489
Venezuela (Republic of):
 Eurobond 2.875% 2007 (7)                                                            655                   473
 9.25% 2027                                                                          915                   567
                                                                                                        89,561

DEVELOPMENT AUTHORITIES  -  0.02%
CorporaciOn Andina de Fomento 6.875% 2012                                          4,000                 4,063


U.S. TREASURY NOTES & BONDS  -  2.88%
6.375% August 2002                                                                10,000                10,018
5.25% May 2004                                                                    15,000                15,833
7.25% May 2004                                                                   160,000               174,456
7.50% February 2005                                                               25,000                28,043
5.75% November 2005                                                              140,000               152,282
3.375% January 2007  (10)                                                         36,883                38,900
4.375% May 2007                                                                   50,000                52,008
3.625% January 2008  (10)                                                         72,340                76,885
10.00% May 2010                                                                   20,000                23,772
5.00% February 2011                                                                9,000                 9,414
Principal Strip 0% November 2011                                                  20,595                13,232
8.875% August 2017                                                                10,025                13,879
Principal Strip 0% November 2027                                                  11,670                 2,728
                                                                                                       611,450


Total bonds & notes (cost: $7,085,179,000)                                                           5,870,199



                                                                                     Principal         Market
                                                                                        amount          value
Short-term securities                                                                    (000)          (000)

Corporate short-term notes  -  7.07%
Coca-Cola Co. 1.75%-1.76% due 8/1-8/29/2002                                 $     75,740               $75,682
Abbott Laboratories 1.73%-1.74%                                                   75,000                74,901
due 8/15-9/10/2002 (1)
ChevronTexaco Corp. 1.73%-1.78%                                                   75,000                74,899
due 8/12-9/17/2002
Alcoa Inc. 1.76% due 8/27-9/10/2002                                               75,000                74,867
IBM Credit Corp. 1.74%-1.75% due 9/3-9/18/2002                                    75,000                74,858
Procter & Gamble Co. 1.74% due 9/9/2002 (1)                                       75,000                74,855
Wells Fargo & Co. 1.75%-1.78% due 8/20-9/24/2002                                  75,000                74,847
Corporate Asset Funding Co. Inc. 1.74%-1.80%                                      75,000                74,838
 due 8/22-10/10/2002 (1)
Edison Asset Securitization LLC 1.74%-1.78%                                       75,000                74,836
 due 9/6-9/24/2002 (1)
American Express Credit Corp. 1.75%-1.76%                                         75,000                74,816
 due 9/16-9/26/2002
Johnson & Johnson 1.75%-1.76% due                                                 71,000                70,720
9/30-10/31/2002 (1)
Triple-A One Funding Corp. 1.76%-1.77%                                            60,000                59,955
 due 8/5-8/26/2002 (1)
Schlumberger Technology Corp. 1.75%-1.78%                                         56,300                56,221
due 8/16-9/9/2002 (1)
Pfizer Inc 1.73%-1.74% due 8/1-8/22/2002 (1)                                      50,000                49,985
Executive Jet Inc. 1.76%-1.77% due                                                50,000                49,959
8/8-9/5/2002 (1)
Household Finance Corp. 1.75% due 8/19/2002                                       50,000                49,954
General Dynamics Corp. 1.72% due                                                  50,000                49,953
 8/19-8/20/2002 (1)
Gannett Co. 1.75%-1.76% due 8/12-9/13/2002 (1)                                    50,000                49,931
AIG Funding, Inc. 1.75%-1.76% due 9/23/2002                                       50,000                49,868
Emerson Electric Co. 1.73%-1.74%                                                  49,000                48,914
due 8/26-9/12/2002 (1)
Motiva Enterprises LLC 1.75% due 8/6-9/13/2002                                    45,675                45,615
Private Export Funding Corp. 1.81%                                                41,800                41,662
 due 10/3-10/8/2002 (1)
Scripps (E.W.) Co. 1.77% due 8/14/2002 (1)                                        30,000                29,979
Catepillar Financial Services Corp.                                               26,300                26,249
1.74%-1.76% due 8/26-9/17/2002
Kimberly-Clark Corp. 1.75% due 8/27/2002 (1)                                      25,000                24,967
Medtronic Inc. 1.74% due 8/2/2002 (1)                                             24,700                24,698
Estee Lauder Companies Inc.                                                       23,200                23,158
 1.75% due 9/6/2002 (1)
                                                                                                     1,501,187

Federal agency discount notes  -  6.44%
Fannie Mae 1.71%-1.91% due 8/5-10/23/2002                                        800,627               799,187
Freddie Mac 1.67%-1.85% due 8/2-9/26/2002                                        285,750               285,374
Freddie Mac 1.73% due 10/3/2002 (11)                                              50,000                49,848
Federal Home Loan Banks 1.68%-1.76%                                              176,195               175,888
 due 8/12-10/4/2002
Federal Farm Credit Banks 1.73% due 8/13/2002                                     30,150                30,131
Sallie Mae 1.762% due 12/19/2002 (7)                                              25,000                25,001
                                                                                                     1,365,429

U.S. Treasuries  -  0.28%
U.S. Treasury Bills 1.675%-1.721%                                                 60,000                59,832
 due 9/5-10/17/2002

                                                                                                        59,832


Total short-term securities                                                                          2,926,448
 (cost: $2,926,442,000)

Total investment securities                                                                         21,055,277
(cost: $22,218,059,000)
New Taiwanese Dollar (cost: $2,997,000)                                       NT$104,784                 3,127

Excess of cash and receivables over payables                                                           165,051

Net assets                                                                                         $21,223,455

(1) Purchased in a private placement transaction;
 resale may be limited to qualified institutional
     buyers; resale to the public
    may require registration.
(2) Company not making interest payments;
    bankruptcy proceedings pending.
(3) Non-income-producing security.
(4) Valued under procedures adopted by the authority of the Board of Directors.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6)The fund owns 13.27% and 7.42% of the outstanding voting securities of Wilshire
Financial Services and Clarent Hospital, respectively, and thus is considered an affiliate of these companies under the
 Investment Company Act of 1940.
(7) Coupon rate may change periodically.
(8) Step bond; coupon rate will increase at a later date.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Income Fund of America
Annual Reporting Period 7/31/2002

Equity securities added
   since January 31, 2002

Amcor
CenturyTel
Computer Associates International
Cypress Semiconductor
Deere
Deutsche Telekom
Enbridge
Ford Motor Company Capital Trust
Gap
General Electric
Land Securities
National Grid
Northrop Grumman
RF Micro Devices
Swisscom AG
Telefonos de Mexico
Toys "R" Us

Equity securities eliminated
    since January 31, 2002

Adaptec
Bank of Ireland
Clorox
CMS Energy
Entergy
Fannie Mae
Glycomed
Ingersoll-Rand
McCaw International
National Australia Bank
Newell Financial Trust
New Jersey Resources
Pall
Pennzoil-Quaker State
PETsMART
Royal Caribbean Cruises
South Jersey Industries
St. Paul Companies
TranSwitch
Waste Management
WorldCom

The Income Fund of America
Financial statements
(dollars and shares in thousands,
except per-share amounts)
Statement of assets and liabilities
at July 31, 2002
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $22,189,867)                                              $21,045,699
  Affiliated issuers (cost: $28,192)                                                          9,578     $21,055,277
 Cash denominated in non-U.S. currencies
  (cost: $2,997)                                                                                              3,127
 Cash                                                                                                         9,061
 Receivables for:
  Sales of investments                                                                       33,703
  Sales of fund's shares                                                                     67,522
  Dividends and interest                                                                    159,356         260,581
                                                                                                         21,328,046
Liabilities:
 Payables for:
  Purchases of investments                                                                   73,907
  Repurchases of fund's shares                                                               15,657
  Investment advisory services                                                                4,842
  Services provided by affiliates                                                             9,111
  Deferred Directors' compensation                                                              952
  Other fees and expenses                                                                       122         104,591
Net assets at July 31, 2002                                                                             $21,223,455

Net assets consist of:
 Capital paid in on shares of capital stock                                                             $22,168,777
 Undistributed net investment income                                                                        195,610
 Undistributed net realized gain                                                                             21,292
 Net unrealized depreciation                                                                             (1,162,224)
Net assets at July 31, 2002                                                                             $21,223,455

Total authorized capital stock -
3,000,000 shares, $.001 par value

                                                                                                          Net asset
                                                                                             Shares       value per
                                                                         Net assets     outstanding       share (1)

Class A                                                                  $19,584,675      1,352,002          $14.49
Class B                                                                     800,067          55,473           14.42
Class C                                                                     614,509          42,645           14.41
Class F                                                                     155,855          10,767           14.47
Class 529-A                                                                  24,491           1,692           14.48
Class 529-B                                                                   6,565             454           14.46
Class 529-C                                                                  12,114             837           14.46
Class 529-E                                                                   1,013              70           14.47
Class R-1                                                                       169              12           14.47
Class R-2                                                                       900              62           14.48
Class R-3                                                                     1,034              71           14.48
Class R-4                                                                         1             -*            14.49
Class R-5                                                                    22,062           1,523           14.49
* Amount less than one thousand.
(1) Maximum offering price and redemption
price per share were equal to the net asset
 value per share for all share classes,
except for Class A and Class 529-A, for
which the maximum offering prices per
share were $15.37 and $15.36, respectively.


See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2002
Investment income:
(dollars in thousands)
 Income:
  Dividends (net of non-U.S. withholding
            tax of $9,358)                                                                 $455,896
  Interest (net of non-U.S. withholding
            tax of $4)                                                                      654,003      $1,109,899

 Fees and expenses:
  Investment advisory services                                                               57,695
  Distribution services                                                                      57,916
  Transfer agent services                                                                    13,675
  Administrative services                                                                       782
  Reports to shareholders                                                                       705
  Registration statement and prospectus                                                         767
  Postage, stationery and supplies                                                            1,948
  Directors' compensation                                                                       130
  Auditing and legal                                                                             92
  Custodian                                                                                   1,343
  State and local taxes                                                                           1
  Other                                                                                          16         135,070
 Net investment income                                                                                      974,829

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments (including $430 net loss from                                                  29,921
 affiliates)
  Non-U.S. currency transactions                                                               (397)         29,524
 Net unrealized (depreciation) appreciation on:
  Investments                                                                            (2,479,686)
  Non-U.S. currency translations                                                                393      (2,479,293)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                 (2,449,769)
Net decrease in net assets resulting
 from operations                                                                                         (1,474,940)



See Notes to Financial Statements





Statement of changes in net assets                                                      (dollars in      thousands)

                                                                                         Year ended      Year ended
                                                                                           July 31,        July 31,
                                                                                                2002            2001
Operations:
 Net investment income                                                                     $974,829        $968,199
 Net realized gain on investments and
  non-U.S. currency transactions                                                             29,524         218,923
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                      (2,479,293)      1,501,194
  Net (decrease) increase in net assets
   resulting from operations                                                             (1,474,940)      2,688,316

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                   (1,050,096)       (925,988)
  Distributions from net realized gain
   on investments                                                                          (198,717)       (542,063)
    Total dividends and distributions paid
     to shareholders                                                                     (1,248,813)     (1,468,051)

Capital share transactions                                                                4,062,994         532,920

Total increase in net assets                                                              1,339,241       1,753,185

Net assets:
 Beginning of year                                                                       19,884,214      18,131,029
 End of year (including
  undistributed
  net investment income: $195,610 and $271,279,
  respectively)                                                                         $21,223,455     $19,884,214



See Notes to Financial Statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the

Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS                  INITIAL          CONTINGENT DEFERRED SALES CHARGE UPON   CONVERSION FEATURE
                             SALES CHARGE     REDEMPTION

Class A and                  Up to 5.75%      None                      None
Class 529-A

Class B and                  None             Declines from 5% to       Class B and Class 529-B
Class 529-B                                   zero for redemptions      convert to Class A and Class
                                              within six years of       529-A, respectively, after
                                              purchase                  eight years

Class C                      None             1% for redemptions        Class C converts to Class F
                                              within one year of        after 10 years
                                              purchase

Class 529-C                  None             1% for redemptions        None
                                              within one year of
                                              purchase

Class 529-E                  None             None                      None

Class F and                  None             None                      None
Class 529-F*

Class R-1,                   None             None                      None
Class R-2,                                                              * As of July 31, 2002, there were no Class 529-F shares
outstanding.
Class R-3,
Class R-4 and
Class R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

  CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $22,236,466,000.

During the year ended July 31, 2002, the fund reclassified $6,636,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                  (dollars in thousands)

Undistributed net investment income and currency gains            $191,932

Loss deferrals related to non-U.S. currency                       (63)

Undistributed long-term gains                                     33,026

Gross unrealized appreciation                                     1,757,158

Gross unrealized depreciation                                     (2,935,220)


The tax character of distributions paid was as follows (dollars in thousands):


Year ended July 31, 2002
                                                                    Distributions
                                                                             from
                                                                         ordinary                     Distributions
                                                                           income                              from
                                                                   Net investment                         long-term            Total
                                                                       income and       Short-term          capital    distributions
Share class                                                        currency gains    capital gains            gains             paid
Class A                                                              $  1,007,745              -        $   191,617      $ 1,199,362
Class B                                                                    23,194              -              4,250           27,444
Class C                                                                    14,345              -              2,257           16,602
Class F                                                                     4,225              -                593            4,818
Class 529-A(1)                                                                265              -                -                265
Class 529-B(1)                                                                 59              -                -                 59
Class 529-C(1)                                                                119              -                -                119
Class 529-E(1)                                                                  7              -                -                  7
Class R-2(2)                                                                    1              -                -                  1
Class R-3(2)                                                                    1              -                -                  1
Class R-5(2)                                                                  135              -                -                135
Total                                                                $  1,050,096              -        $   198,717      $ 1,248,813

Year ended July 31, 2001
                                                                    Distributions
                                                                             from
                                                                         ordinary                     Distributions
                                                                           income                              from
                                                                   Net investment                         long-term            Total
                                                                       income and       Short-term          capital    distributions
Share class                                                        currency gains    capital gains            gains             paid
Class A                                                              $    920,822              -        $   540,219      $ 1,461,041
Class B                                                                     4,447              -              1,844            6,291
Class C(3)                                                                    558              -                -                558
Class F(3)                                                                    161              -                -                161
Total                                                                $    925,988              -        $   542,063      $ 1,468,051

(1) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
February 15, 2002.
(2) Class R-2, Class R-3 and Class R-5 shares were offered beginning May 15, 2002.
(3) Class C and Class F shares were offered beginning March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross investment income. For the year ended July 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.274% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

SHARE CLASS                         CURRENTLY APPROVED LIMITS          PLAN LIMITS

Class A                             0.25%                              0.25%

Class 529-A                         0.25                               0.50

Class B and Class 529-B             1.00                               1.00

Class C, Class 529-C and            1.00                               1.00
Class R-1

Class R-2                           0.75                               1.00

Class 529-E and Class R-3           0.50                               0.75

Class F, Class 529-F and            0.25                               0.50
Class R-4


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $8,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended July 31, 2002, the total fees absorbed by CRMC were less than one thousand dollars.. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the year ended July 31, 2002 , were as follows (dollars in thousands):


SHARE CLASS      DISTRIBUTION SERVICES       TRANSFER AGENT SERVICES        ADMINISTRATIVE SERVICES

Class A          $49,017                     $13,267                        Not applicable

Class B          5,306                       408                            Not applicable

Class C          3,324                       Included                       $595
                                             in
                                             administrative services

Class F          211                                                        157

Class 529-A      14                                                         14

Class 529-B      14                                                         4

Class 529-C      28                                                         8

Class 529-E      1                                                          1

Class R-1        -*                                                         -*

Class R-2        1                                                          -*

Class R-3        -*                                                         -*

Class R-4        -*                                                         -*

Class R-5        Not applicable                                             3


*Amount less than one thousand. 0

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended July 31, 2002


Share class                                                                               Sales(1)
                                                                                            Amount       Shares
Class A                                                                             $    4,014,525      254,045
Class B                                                                                    667,318       42,284
Class C                                                                                    623,811       39,565
Class F                                                                                    168,245       10,662
Class 529-A(2)                                                                              26,537        1,683
Class 529-B(2)                                                                               7,163          454
Class 529-C(2)                                                                              13,275          838
Class 529-E(2)                                                                               1,093           70
Class R-1(3)                                                                                   176           12
Class R-2(3)                                                                                   995           68
Class R-3(3)                                                                                 1,090           73
Class R-4(3)                                                                                     1          -*
Class R-5(3)                                                                                23,743        1,540
Total net increase (decrease) in fund                                               $    5,547,972      351,294

                                                                                  Reinvestments of
                                                                                     dividends and
Share class                                                                          distributions
                                                                                            Amount       Shares
Class A                                                                             $    1,046,600       66,915
Class B                                                                                     23,902        1,531
Class C                                                                                     14,509          930
Class F                                                                                      4,063          259
Class 529-A(2)                                                                                 265           17
Class 529-B(2)                                                                                  59            4
Class 529-C(2)                                                                                 119            8
Class 529-E(2)                                                                                   7          -*
Class R-1(3)                                                                                   -            -
Class R-2(3)                                                                                     1          -*
Class R-3(3)                                                                                     1          -*
Class R-4(3)                                                                                   -            -
Class R-5(3)                                                                                   135            9
Total net increase (decrease) in fund                                               $    1,089,661       69,673



Share class                                                                         Repurchases(1)
                                                                                            Amount       Shares
Class A                                                                             $   (2,441,845)    (156,045)
Class B                                                                                    (58,671)      (3,834)
Class C                                                                                    (49,716)      (3,273)
Class F                                                                                    (23,525)      (1,521)
Class 529-A(2)                                                                                (136)          (8)
Class 529-B(2)                                                                                 (64)          (4)
Class 529-C(2)                                                                                (130)          (9)
Class 529-E(2)                                                                                 (10)         -*
Class R-1(3)                                                                                    (1)         -*
Class R-2(3)                                                                                   (87)          (6)
Class R-3(3)                                                                                   (30)          (2)
Class R-4(3)                                                                                   -            -
Class R-5(3)                                                                                  (424)         (26)
Total net increase (decrease) in fund                                               $   (2,574,639)    (164,728)

Share class                                                                           Net increase
                                                                                            Amount       Shares
Class A                                                                             $    2,619,280      164,915
Class B                                                                                    632,549       39,981
Class C                                                                                    588,604       37,222
Class F                                                                                    148,783        9,400
Class 529-A(2)                                                                              26,666        1,692
Class 529-B(2)                                                                               7,158          454
Class 529-C(2)                                                                              13,264          837
Class 529-E(2)                                                                               1,090           70
Class R-1(3)                                                                                   175           12
Class R-2(3)                                                                                   909           62
Class R-3(3)                                                                                 1,061           71
Class R-4(3)                                                                                     1          -*
Class R-5(3)                                                                                23,454        1,523
Total net increase (decrease) in fund                                               $    4,062,994      256,239




Year ended July 31, 2001


Share class                                                                               Sales(1)
                                                                                            Amount       Shares
Class A                                                                             $    1,859,810      115,592
Class B                                                                                    222,282       13,796
Class C(4)                                                                                  88,306        5,434
Class F(4)                                                                                  25,336        1,555
Total net increase (decrease) in fund                                               $    2,195,734      136,377


                                                                                  Reinvestments of
                                                                                     dividends and
Share class                                                                          distributions
                                                                                            Amount       Shares
Class A                                                                             $    1,286,543       82,607
Class B                                                                                      5,514          351
Class C(4)                                                                                     481           29
Class F(4)                                                                                     139            8
Total net increase (decrease) in fund                                               $    1,292,677       82,995



Share class                                                                         Repurchases(1)
                                                                                            Amount       Shares
Class A                                                                             $   (2,943,300)    (184,559)
Class B                                                                                     (8,332)        (520)
Class C(4)                                                                                    (669)         (41)
Class F(4)                                                                                  (3,190)        (196)
Total net increase (decrease) in fund                                               $   (2,955,491)    (185,316)

Share class                                                                           Net increase
                                                                                            Amount       Shares
Class A                                                                             $      203,053       13,640
Class B                                                                                    219,464       13,627
Class C(4)                                                                                  88,118        5,422
Class F(4)                                                                                  22,285        1,367
Total net increase (decrease) in fund                                               $      532,920       34,056




*Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and
Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning
March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of July 31, 2002, the total value of restricted securities was $2,286,414,000, which represents 10.77% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $9,896,717,000 and $6,715,252,000, respectively, during the year ended July 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2002, the custodian fee of $1,343,000 includes $158,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)






                                                                         Net asset
                                                                             value,
                                                                          beginning
                                                                          of period
Class A:
 Year ended 07/31/2002                                                       $16.44
 Year ended 07/31/2001                                                         15.43
 Year ended 07/31/2000                                                         17.51
 Year ended 07/31/1999                                                         18.25
 Year ended 07/31/1998                                                         18.59
Class B:
 Year ended 07/31/2002                                                         16.39
 Year ended 07/31/2001                                                         15.39
 Period from 3/15/2000 to 07/31/2000                                           14.93
Class C:
 Year ended 07/31/2002                                                         16.37
 Period from 03/15/2001 to 07/31/2001                                          15.85
Class F:
 Year ended 07/31/2002                                                         16.44
 Period from 03/15/2001 to 07/31/2001                                          15.89
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                          15.76
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                          15.63
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                          15.63
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                          15.81
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            0.00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                          15.65
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                          16.26
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                          16.09
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                          15.25
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                          16.31

                                                                             Income
                                                                               from
                                                                         investment
                                                                     operations (2)
                                                                                         Net(losses)
                                                                                            gains on
                                                                                          securities
                                                                               Net             (both      Total from
                                                                         investment     realized and       investment
                                                                             income      unrealized)       operations
Class A:
 Year ended 07/31/2002                                                         $.74           $(1.73)           $(.99)
 Year ended 07/31/2001                                                          .83             1.46             2.29
 Year ended 07/31/2000                                                          .88            (1.28)            (.40)
 Year ended 07/31/1999                                                          .88              .45             1.33
 Year ended 07/31/1998                                                          .85             1.11             1.96
Class B:
 Year ended 07/31/2002                                                          .61            (1.73)           (1.12)
 Year ended 07/31/2001                                                          .72             1.46             2.18
 Period from 3/15/2000 to 07/31/2000                                            .24              .41              .65
Class C:
 Year ended 07/31/2002                                                          .59            (1.71)           (1.12)
 Period from 03/15/2001 to 07/31/2001                                           .21              .48              .69
Class F:
 Year ended 07/31/2002                                                          .71            (1.73)           (1.02)
 Period from 03/15/2001 to 07/31/2001                                           .27              .48              .75
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                           .31            (1.20)            (.89)
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                           .25            (1.06)            (.81)
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                           .25            (1.06)            (.81)
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                           .27            (1.23)            (.96)
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00              .00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                           .06            (1.24)           (1.18)
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                           .09            (1.69)           (1.60)
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                           .09            (1.51)           (1.42)
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                           .08             (.84)            (.76)
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                           .15            (1.77)           (1.62)


                                                                          Dividends
                                                                                and
                                                                      distributions


                                                                          Dividends
                                                                          (from net    Distributions
                                                                         investment    (from capital            Total
                                                                            income)           gains)    distributions
Class A:
 Year ended 07/31/2002                                                        $(.80)           $(.16)           $(.96)
 Year ended 07/31/2001                                                         (.80)            (.48)           (1.28)
 Year ended 07/31/2000                                                         (.87)            (.81)           (1.68)
 Year ended 07/31/1999                                                         (.88)           (1.19)           (2.07)
 Year ended 07/31/1998                                                         (.82)           (1.48)           (2.30)
Class B:
 Year ended 07/31/2002                                                         (.69)            (.16)            (.85)
 Year ended 07/31/2001                                                         (.70)            (.48)           (1.18)
 Period from 3/15/2000 to 07/31/2000                                           (.19)               -             (.19)
Class C:
 Year ended 07/31/2002                                                         (.68)            (.16)            (.84)
 Period from 03/15/2001 to 07/31/2001                                          (.17)               -             (.17)
Class F:
 Year ended 07/31/2002                                                         (.79)            (.16)            (.95)
 Period from 03/15/2001 to 07/31/2001                                          (.20)               -             (.20)
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                          (.39)               -             (.39)
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                          (.36)               -             (.36)
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                          (.36)               -             (.36)
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                          (.38)               -             (.38)
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00              .00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                             -                -                -
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                          (.18)               -             (.18)
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                          (.19)               -             (.19)
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                             -                -                -
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                          (.20)               -             (.20)




                                                                         Net asset                        Net assets,
                                                                         value, end           Total     end of period
                                                                          of period        return(3)    (in millions)
Class A:
 Year ended 07/31/2002                                                       $14.49           (6.35)%         $19,585
 Year ended 07/31/2001                                                        16.44            15.53            19,519
 Year ended 07/31/2000                                                        15.43            (2.08)           18,102
 Year ended 07/31/1999                                                        17.51             7.79            23,012
 Year ended 07/31/1998                                                        18.25            11.32            22,113
Class B:
 Year ended 07/31/2002                                                        14.42            (7.14)              800
 Year ended 07/31/2001                                                        16.39            14.77               254
 Period from 3/15/2000 to 07/31/2000                                          15.39             4.33                29
Class C:
 Year ended 07/31/2002                                                        14.41            (7.17)              614
 Period from 03/15/2001 to 07/31/2001                                         16.37             4.35                89
Class F:
 Year ended 07/31/2002                                                        14.47            (6.56)              156
 Period from 03/15/2001 to 07/31/2001                                         16.44             4.71                22
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                         14.48            (5.83)               24
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                         14.46            (5.40)                7
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                         14.46            (5.40)               12
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                         14.47            (6.24)                1
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00                 0
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                         14.47            (7.54)           - (4)
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                         14.48            (9.95)                1
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                         14.48            (8.90)                1
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                         14.49            (4.98)           - (4)
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                         14.49            (9.99)               22

                                                                          Ratio of         Ratio of
                                                                           expenses       net income
                                                                         to average       to average
                                                                         net assets       net assets
Class A:
 Year ended 07/31/2002                                                          .61%            4.66%
 Year ended 07/31/2001                                                          .62             5.18
 Year ended 07/31/2000                                                          .63             5.52
 Year ended 07/31/1999                                                          .59             4.99
 Year ended 07/31/1998                                                          .59             4.75
Class B:
 Year ended 07/31/2002                                                         1.37             3.88
 Year ended 07/31/2001                                                         1.38             4.15
 Period from 3/15/2000 to 07/31/2000                                            .52             1.73
Class C:
 Year ended 07/31/2002                                                         1.48             3.77
 Period from 03/15/2001 to 07/31/2001                                           .62             1.28
Class F:
 Year ended 07/31/2002                                                          .73             4.52
 Period from 03/15/2001 to 07/31/2001                                           .31             1.58
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                           .37             2.02
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                           .71             1.62
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                           .70             1.63
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                           .45             1.79
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                       .18 (5)              .42
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                       .24 (5)              .66
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                       .17 (5)              .61
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                       .03 (5)              .52
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                           .09              .97



Supplemental data - all classes

Year ended July 31                                                             2002             2001             2000

Portfolio turnover rate                                                          36%              44%              35%

                                                                               1999             1998

                                                                                 44%              35%
(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly,
may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on
shares outstanding on the last day of the year;
all other periods are
    based on average shares outstanding.
(3) Total returns exclude all sales charges,
including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) During the start-up period for this class,
 CRMC voluntarily agreed to pay a portion of
the fees relating to transfer agency services.
    Had CRMC not paid such fees, expense ratios
would have been .32%, .29%, .19% and 5.11% for
Class R-1, Class R-2, Class R-3 and Class R-4,
    respectively. Such expense ratios are the
result of higher expenses during the start-up
period and are not indicative of expense ratios
expected in the future.

Independent Auditors' Report

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 9, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2002, the fund paid a long-term capital gain distribution of $198,716,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 37% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxaton that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 2% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




The Income Fund
of America/(R)/

Retirement Plan Prospectus









TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objectives, Strategies and Risks
 9    Management and Organization
12    Purchase, Exchange and Sale of Shares
14    Sales Charges
15    Sales Charge Reductions
16    Individual Retirement Account (IRA) Rollovers
16    Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 October 1, 2002

Risk/Return Summary

The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that a fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                        The Income Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992  12.03%
1993  14.01
1994  -2.50
1995  29.08
1996  15.23
1997  22.16
1998   9.47
1999   0.51
2000   9.98
2001   5.41
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                         8.24%  (quarter ended December 31, 1998)
LOWEST                          -4.91%  (quarter ended September 30, 1998)


The year-to-date result was -0.50% for the six months ended June 30, 2002.



                                     2
The Income Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73          -0.63%      7.99%     10.53%       12.85%
 S&P 500/2/                      -11.83%     10.69%     12.91%       13.14%
 Lehman Brothers Aggregate Bond    8.44%      7.43%      7.23%         N/A
 Index/3/
 Lehman Brothers
 Government/Credit Bond            8.50%      7.37%      7.27%        8.94%
 Index/4/
 Class A 30-day yield at December 31, 2001:  4.41%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and
 Management Company became the fund's investment adviser; therefore, lifetime results are not available.
4 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     3
                                        The Income Fund of America / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends    none        none
 Maximum deferred sales charge                           none        none
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.27%   0.27%   0.27%   0.27%   0.27%    0.27%
 Distribution and/or Service
 (12b-1) Fees/2/               0.24%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.10%   0.20%   0.40%   0.26%   0.18%    0.13%
 Total Annual Fund Operating
 Expenses                      0.61%   1.47%   1.42%   1.03%   0.70%    0.40%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $634       $759         $896       $1,293
 R-1                      $150       $465         $803       $1,757
 R-2                      $145       $449         $776       $1,702
 R-3                      $105       $328         $569       $1,259
 R-4                      $ 72       $224         $390       $  871
 R-5                      $ 41       $128         $224       $  505



1 Reflects the maximum initial sales charge in the first year.



                                     4
The Income Fund of America / Prospectus

Investment Objectives, Strategies and Risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below by Moody's Investors Service Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur



                                     5
                                        The Income Fund of America / Prospectus
chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of capital growth in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.is



                                     6
The Income Fund of America / Prospectus

Since the fund's primary goal is to provide you with current income, the fund also calculates income it generates and its dividend rates over various periods and compares them with those of the S&P 500.

For periods ended July 31, 2002:

INCOME GENERATED ON A
$10,000 INVESTMENT/1/       THE FUND             S&P 500
One Year                     $   489             $   132
Five Years                     2,633                 845
Ten Years                      7,003               3,523
--------------------------------------------------------------
Lifetime/2/                   45,811              29,970


1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.
2 For the period beginning December 1, 1973 (when Capital Research and
 Management Company became the fund's investment adviser).



THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH
THE DIVIDEND RATES OF THE S&P 500/1/
[line chart]
            IFA     S&P
 7/31/92   6.06%   2.89%
 7/31/93   6.23%   2.79%
 7/31/94   6.14%   2.80%
 7/31/95   5.56%   2.41%
 7/31/96   5.22%   2.28%
 7/31/97   4.84%   1.61%
 7/31/98   4.49%   1.43%
 7/31/99   5.03%   1.24%
 7/31/00   5.64%   1.15%
 7/31/01   4.87%   1.30%
 7/31/02   5.52%   1.75%
 [END LINE CHART]


Past results are not an indication of future results.



                                     7
                                        The Income Fund of America / Prospectus

[pie chart]
ASSET MIX AS OF JULY 31, 2002

U.S. Equity Securities 44.1%
Non-U.S. Equity Securities 13.7
Government Bonds 3.6
Other Fixed-Income Securities 24.0
Cash & Equivalents 14.6
[end chart]


 FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS AS OF JULY 31, 2002
 (INCLUDES CONVERTIBLE SECURITIES)
                                                   PERCENT OF NET ASSETS
 Banks                                                     4.3%
-------------------------------------------------------------------------------
 Electric Utilities                                        4.3
-------------------------------------------------------------------------------
 Real Estate                                               4.2
-------------------------------------------------------------------------------
 Oil & Gas                                                 4.1
-------------------------------------------------------------------------------
 Diversified Telecommunication Services                    3.5
-------------------------------------------------------------------------------
 TEN LARGEST EQUITY-TYPE HOLDINGS AS OF
JULY 31, 2002
 (INCLUDES CONVERTIBLE SECURITIES)
 Ford Motor Co. Capital Trust                              1.6%
-------------------------------------------------------------------------------
 Weyerhaeuser                                              1.3
-------------------------------------------------------------------------------
 J.P. Morgan Chase                                         1.1
-------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings                            1.1
-------------------------------------------------------------------------------
 PACCAR                                                    1.0
-------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport                   1.0
and Trading
-------------------------------------------------------------------------------
 Philip Morris                                             1.0
-------------------------------------------------------------------------------
 May Department Stores                                     0.9
-------------------------------------------------------------------------------
 Wachovia                                                  0.9
-------------------------------------------------------------------------------
 General Motors                                            0.9
-------------------------------------------------------------------------------
 BOND HOLDINGS BY QUALITY CATEGORY AS OF
JULY 31, 2002
 See the Appendix in the statement of additional information for a description of quality categories
 U.S. Treasury and Agency                                  4.9%
-------------------------------------------------------------------------------
 AAA/Aaa                                                   1.1
-------------------------------------------------------------------------------
 AA/Aa                                                     0.7
-------------------------------------------------------------------------------
 A                                                         3.3
-------------------------------------------------------------------------------
 BBB/Baa                                                   9.1
-------------------------------------------------------------------------------
 BB/Ba                                                     3.2
-------------------------------------------------------------------------------
 B                                                         4.7
-------------------------------------------------------------------------------
 CCC/Caa                                                   0.5
-------------------------------------------------------------------------------
 CC/Ca and below                                           0.1
-------------------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     8
The Income Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are:



                                     9
                                        The Income Fund of America / Prospectus

 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JANET A. MCKINLEY                    9 years             Director, Capital Research and Management
 Chairman of the Board and      (plus 8 years prior       Company
 Principal Executive          experience as a research
 Officer                     professional for the fund)   Investment professional for 26 years in total;
                                                          20 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DARCY B. KOPCHO                      2 years             Director, Capital Research and Management
 President                      (plus 8 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 16 years, all with
                                                          Capital Research and Management Company
                                                          or affiliate
-----------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    18 years            Senior Vice President, Capital Research
 Senior Vice President          (plus 11 years prior      Company
                              experience as a research
                             professional for the fund)   Investment professional for 36 years in total;
                                                          30 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   29 years            Senior Vice President and Director, Capital
 Senior Vice President                                    Research and Management Company

                                                          Investment professional for 50 years in total;
                                                          35 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years            Senior Vice President, Capital Research and
 Senior Vice President                                    Management Company

                                                          Investment professional for 25 years in total;
                                                          11 years with Capital Research and
                                                          Management Company or affiliate
 HILDA L. APPLBAUM                    5 years             Senior Vice President, Capital Research
 Vice President                 (plus 3 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 16 years in total;
                                                          8 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     6 years             Senior Vice President and Director, Capital
 Vice President                                           Research and Management Company

                                                          Investment professional for 21 years in total;
                                                          14 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         10 years            Senior Vice President, Capital Research and
 Vice President                                           Management Company

                                                          Investment professional for 20 years in total;
                                                          19 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ANDREW B. SUZMAN                     3 years             Vice President, Capital Research Company
                                (plus 4 years prior
                              experience as a research    Investment professional for 9 years,
                             professional for the fund)   all with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------




                                     10
The Income Fund of America / Prospectus

                                     11
                                        The Income Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.



                                     12
The Income Fund of America / Prospectus

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     13
                                        The Income Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     14
The Income Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     15
                                        The Income Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     16
The Income Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and
December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.



                                     17
                                        The Income Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 7/31/2002                  $16.44       $.74        $(1.73)       $ (.99)      $(.80)       $ (.16)         $ (.96)
Year ended 7/31/2001                   15.43        .83          1.46          2.29        (.80)         (.48)          (1.28)
Year ended 7/31/2000                   17.51        .88         (1.28)         (.40)       (.87)         (.81)          (1.68)
Year ended 7/31/1999                   18.25        .88           .45          1.33        (.88)        (1.19)          (2.07)
Year ended 7/31/1998                   18.59        .85          1.11          1.96        (.82)        (1.48)          (2.30)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 7/31/2002     15.65        .06         (1.24)        (1.18)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 7/31/2002     16.26        .09         (1.69)        (1.60)       (.18)            -            (.18)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 7/31/2002      16.09        .09         (1.51)        (1.42)       (.19)            -            (.19)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 6/27/2002 to 7/31/2002     15.25        .08          (.84)         (.76)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 7/31/2002    16.31        .15         (1.77)        (1.62)       (.20)            -            (.20)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                Net assets,    Ratio of     Ratio of net
                                       Net asset                  end of      expenses to      income
                                     value, end of    Total       period      average net    to average
                                        period      return/3/  (in millions)    assets       net assets
---------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 7/31/2002                    $14.49       (6.35)%      $19,585         .61%         4.66%
Year ended 7/31/2001                     16.44       15.53         19,519         .62          5.18
Year ended 7/31/2000                     15.43       (2.08)        18,102         .63          5.52
Year ended 7/31/1999                     17.51        7.79         23,012         .59          4.99
Year ended 7/31/1998                     18.25       11.32         22,113         .59          4.75
---------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 7/31/2002       14.47       (7.54)          -/4/        .18/5/         .42
---------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 7/31/2002       14.48       (9.95)             1        .24/5/         .66
---------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 7/31/2002        14.48       (8.90)             1        .17/5/         .61
---------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 6/27/2002 to 7/31/2002       14.49       (4.98)          -/4/        .03/5/         .52
---------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 7/31/2002      14.49       (9.99)            22         .09           .97
---------------------------------------------------------------------------------------------------------


The Income Fund of America / Prospectus

                                              YEAR ENDED JULY 31
                           2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER         36%          44%          35%          44%           35%
RATE



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than $1 million.
5 During the start-up period for this class, Capital Research and Management
 Company ("CRMC") voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been .32%, .29%, .19% and 5.11% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
                                        The Income Fund of America / Prospectus

NOTES



                                     20
The Income Fund of America / Prospectus

NOTES



                                     21
                                        The Income Fund of America / Prospectus

[logo - American Funds (sm)]


                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.



[logo - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-1880
RPIFA-010-1002/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
Capital Guardian        Capital Bank and Trust


THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY

[logo - American Funds (sm)]



                                          The right choice for the long term/SM/




The Income Fund
of America/(R)/

Retirement Plan Prospectus









TABLE OF CONTENTS
 1    Risk/Return Summary
 4    Fees and Expenses of the Fund
 5    Investment Objectives, Strategies and Risks
 9    Management and Organization
12    Purchase, Exchange and Sale of Shares
14    Sales Charges
15    Sales Charge Reductions
16    Individual Retirement Account (IRA) Rollovers
16    Plans of Distribution
17    Distributions and Taxes
18    Financial Highlights







 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 October 1, 2002

Risk/Return Summary

The fund seeks to provide you with current income, and secondarily to make your investment grow. It invests primarily in a broad range of income-producing securities, including stocks and bonds. Generally, the fund will invest a substantial portion of its assets in equity-type securities.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provides above-average price stability. Your investment in the fund is subject to risks, including the possibility that a fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of and the income generated by securities owned by the fund may be affected by events specifically involving the companies issuing those securities. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global political, social or economic instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.



                                     1
                                        The Income Fund of America / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge;
if one were included, results would be lower.)
[bar chart]
1992  12.03%
1993  14.01
1994  -2.50
1995  29.08
1996  15.23
1997  22.16
1998   9.47
1999   0.51
2000   9.98
2001   5.41
[end chart]


Highest/lowest quarterly results during this time period were:

HIGHEST                         8.24%  (quarter ended December 31, 1998)
LOWEST                          -4.91%  (quarter ended September 30, 1998)


The year-to-date result was -0.50% for the six months ended June 30, 2002.



                                     2
The Income Fund of America / Prospectus

Unlike the bar chart on the previous page, the Investment Results Table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the maximum initial sales charge imposed. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

Since the fund's Class R shares were first available on May 15, 2002, comparable results for these classes are not available for the 2001 calendar year.

 INVESTMENT RESULTS TABLE (WITH MAXIMUM SALES CHARGES IMPOSED)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A - BEGAN 12/1/73          -0.63%      7.99%     10.53%       12.85%
 S&P 500/2/                      -11.83%     10.69%     12.91%       13.14%
 Lehman Brothers Aggregate Bond    8.44%      7.43%      7.23%         N/A
 Index/3/
 Lehman Brothers
 Government/Credit Bond            8.50%      7.37%      7.27%        8.94%
 Index/4/
 Class A 30-day yield at December 31, 2001:  4.41%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)


1 The lifetime results are from December 1, 1973, when Capital Research and
 Management Company became investment adviser for the fund's Class A shares.
2 The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 The Lehman Brothers Aggregate Bond Index represents investment grade debt.
 This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date Capital Research and
 Management Company became the fund's investment adviser; therefore, lifetime results are not available.
4 The Lehman Brothers Government/Credit Bond Index is a market value-weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.



                                     3
                                        The Income Fund of America / Prospectus

Fees and Expenses of the Fund



 SHAREHOLDER FEES TABLE (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                  ALL R SHARE
                                                       CLASS A      CLASSES
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.75%/1/     none
 Maximum sales charge imposed on reinvested dividends    none        none
 Maximum deferred sales charge                           none        none
 Redemption or exchange fees                             none        none



1 Sales charges are reduced or eliminated for purchases of $25,000 or more.


 ANNUAL FUND OPERATING EXPENSES TABLE (DEDUCTED FROM FUND ASSETS)
                              CLASS A  R-1/1/  R-2/1/  R-3/1/  R-4/1/   R-5/1/
 Management Fees               0.27%   0.27%   0.27%   0.27%   0.27%    0.27%
 Distribution and/or Service
 (12b-1) Fees/2/               0.24%   1.00%   0.75%   0.50%   0.25%    none
 Other Expenses                0.10%   0.20%   0.40%   0.26%   0.18%    0.13%
 Total Annual Fund Operating
 Expenses                      0.61%   1.47%   1.42%   1.03%   0.70%    0.40%


1 Based on estimated amounts for the current fiscal year.
2 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed 0.25%, 1.00%, 0.75%, and
 0.50%, respectively, of the class' average net assets annually. Class R-1 fees will always be 1.00% of the class' average net assets annually.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                        ONE YEAR  THREE YEARS  FIVE YEARS   TEN YEARS
 Class A/1/               $634       $759         $896       $1,293
 R-1                      $150       $465         $803       $1,757
 R-2                      $145       $449         $776       $1,702
 R-3                      $105       $328         $569       $1,259
 R-4                      $ 72       $224         $390       $  871
 R-5                      $ 41       $128         $224       $  505



1 Reflects the maximum initial sales charge in the first year.



                                     4
The Income Fund of America / Prospectus

Investment Objectives, Strategies and Risks

The fund's investment objectives are to provide you with current income while secondarily striving for capital growth. Normally, the fund invests primarily in income-producing securities. These include equity securities such as dividend-paying common stocks and debt securities such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. However, the composition of the fund's investments in equity, debt, and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding debt securities (rated Ba and BB or below by Moody's Investors Service Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund may also invest up to 10% of its assets in debt securities of non-U.S. issuers; however, these securities must be denominated in U.S. dollars.

The prices of and the income generated by securities held by the fund may decline in response to certain events, including: those directly involving the companies whose securities are owned in the fund; conditions affecting the general economy; overall market changes; global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and pur



                                     5
                                        The Income Fund of America / Prospectus
chases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective of capital growth in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of a general market downturn and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek reasonably priced securities that represent above average long-term investment opportunities. This accomplished through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors in order to gain in-depth knowledge of a company's true value. Securities may be sold when the investment adviser believes they no longer represent good long-term value.is



                                     6
The Income Fund of America / Prospectus

Since the fund's primary goal is to provide you with current income, the fund also calculates income it generates and its dividend rates over various periods and compares them with those of the S&P 500.

For periods ended July 31, 2002:

INCOME GENERATED ON A
$10,000 INVESTMENT/1/       THE FUND             S&P 500
One Year                     $   489             $   132
Five Years                     2,633                 845
Ten Years                      7,003               3,523
--------------------------------------------------------------
Lifetime/2/                   45,811              29,970


1 Results are at net asset value and assume capital gain distributions are reinvested and dividends are taken in cash.
2 For the period beginning December 1, 1973 (when Capital Research and
 Management Company became the fund's investment adviser).



THE FUND'S CLASS A DIVIDEND RATES COMPARED WITH
THE DIVIDEND RATES OF THE S&P 500/1/
[line chart]
            IFA     S&P
 7/31/92   6.06%   2.89%
 7/31/93   6.23%   2.79%
 7/31/94   6.14%   2.80%
 7/31/95   5.56%   2.41%
 7/31/96   5.22%   2.28%
 7/31/97   4.84%   1.61%
 7/31/98   4.49%   1.43%
 7/31/99   5.03%   1.24%
 7/31/00   5.64%   1.15%
 7/31/01   4.87%   1.30%
 7/31/02   5.52%   1.75%
 [END LINE CHART]


Past results are not an indication of future results.



                                     7
                                        The Income Fund of America / Prospectus

[pie chart]
ASSET MIX AS OF JULY 31, 2002

U.S. Equity Securities 44.1%
Non-U.S. Equity Securities 13.7
Government Bonds 3.6
Other Fixed-Income Securities 24.0
Cash & Equivalents 14.6
[end chart]


 FIVE LARGEST INDUSTRIES IN EQUITY-TYPE HOLDINGS AS OF JULY 31, 2002
 (INCLUDES CONVERTIBLE SECURITIES)
                                                   PERCENT OF NET ASSETS
 Banks                                                     4.3%
-------------------------------------------------------------------------------
 Electric Utilities                                        4.3
-------------------------------------------------------------------------------
 Real Estate                                               4.2
-------------------------------------------------------------------------------
 Oil & Gas                                                 4.1
-------------------------------------------------------------------------------
 Diversified Telecommunication Services                    3.5
-------------------------------------------------------------------------------
 TEN LARGEST EQUITY-TYPE HOLDINGS AS OF
JULY 31, 2002
 (INCLUDES CONVERTIBLE SECURITIES)
 Ford Motor Co. Capital Trust                              1.6%
-------------------------------------------------------------------------------
 Weyerhaeuser                                              1.3
-------------------------------------------------------------------------------
 J.P. Morgan Chase                                         1.1
-------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings                            1.1
-------------------------------------------------------------------------------
 PACCAR                                                    1.0
-------------------------------------------------------------------------------
 Royal Dutch Petroleum/"Shell" Transport                   1.0
and Trading
-------------------------------------------------------------------------------
 Philip Morris                                             1.0
-------------------------------------------------------------------------------
 May Department Stores                                     0.9
-------------------------------------------------------------------------------
 Wachovia                                                  0.9
-------------------------------------------------------------------------------
 General Motors                                            0.9
-------------------------------------------------------------------------------
 BOND HOLDINGS BY QUALITY CATEGORY AS OF
JULY 31, 2002
 See the Appendix in the statement of additional information for a description of quality categories
 U.S. Treasury and Agency                                  4.9%
-------------------------------------------------------------------------------
 AAA/Aaa                                                   1.1
-------------------------------------------------------------------------------
 AA/Aa                                                     0.7
-------------------------------------------------------------------------------
 A                                                         3.3
-------------------------------------------------------------------------------
 BBB/Baa                                                   9.1
-------------------------------------------------------------------------------
 BB/Ba                                                     3.2
-------------------------------------------------------------------------------
 B                                                         4.7
-------------------------------------------------------------------------------
 CCC/Caa                                                   0.5
-------------------------------------------------------------------------------
 CC/Ca and below                                           0.1
-------------------------------------------------------------------------------


Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at www.americanfunds.com.



                                     8
The Income Fund of America / Prospectus

Management and Organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses Table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Income Fund of America are:



                                     9
                                        The Income Fund of America / Prospectus

 PORTFOLIO COUNSELOR/           PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THIS FUND     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
-----------------------------------------------------------------------------------------------------------
 JANET A. MCKINLEY                    9 years             Director, Capital Research and Management
 Chairman of the Board and      (plus 8 years prior       Company
 Principal Executive          experience as a research
 Officer                     professional for the fund)   Investment professional for 26 years in total;
                                                          20 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DARCY B. KOPCHO                      2 years             Director, Capital Research and Management
 President                      (plus 8 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 16 years, all with
                                                          Capital Research and Management Company
                                                          or affiliate
-----------------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER                    18 years            Senior Vice President, Capital Research
 Senior Vice President          (plus 11 years prior      Company
                              experience as a research
                             professional for the fund)   Investment professional for 36 years in total;
                                                          30 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE                   29 years            Senior Vice President and Director, Capital
 Senior Vice President                                    Research and Management Company

                                                          Investment professional for 50 years in total;
                                                          35 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DINA N. PERRY                        10 years            Senior Vice President, Capital Research and
 Senior Vice President                                    Management Company

                                                          Investment professional for 25 years in total;
                                                          11 years with Capital Research and
                                                          Management Company or affiliate
 HILDA L. APPLBAUM                    5 years             Senior Vice President, Capital Research
 Vice President                 (plus 3 years prior       Company
                              experience as a research
                             professional for the fund)   Investment professional for 16 years in total;
                                                          8 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 DAVID C. BARCLAY                     6 years             Senior Vice President and Director, Capital
 Vice President                                           Research and Management Company

                                                          Investment professional for 21 years in total;
                                                          14 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 JOHN H. SMET                         10 years            Senior Vice President, Capital Research and
 Vice President                                           Management Company

                                                          Investment professional for 20 years in total;
                                                          19 years with Capital Research and
                                                          Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 ANDREW B. SUZMAN                     3 years             Vice President, Capital Research Company
                                (plus 4 years prior
                              experience as a research    Investment professional for 9 years,
                             professional for the fund)   all with Capital Research and Management
                                                          Company or affiliate
-----------------------------------------------------------------------------------------------------------




                                     10
The Income Fund of America / Prospectus

                                     11
                                        The Income Fund of America / Prospectus

Purchase, Exchange and Sale of Shares

PURCHASES AND EXCHANGES

Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts.

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchanges of Class A shares from money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM STOCK MARKET FLUCTUATIONS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

SALES

Please contact your plan administrator or recordkeeper.



                                     12
The Income Fund of America / Prospectus

VALUING SHARES

The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.



                                     13
                                        The Income Fund of America / Prospectus

Sales Charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                                                DEALER
                                                   NET        COMMISSION
                                       OFFERING   AMOUNT       AS % OF
 INVESTMENT                             PRICE    INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%            5.00%
---------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00%     5.26%            4.25%
---------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50%     4.71%            3.75%
---------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50%     3.63%            2.75%
---------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50%     2.56%            2.00%
---------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00%     2.04%            1.60%
---------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50%     1.52%            1.20%
---------------------------------------------------------------------------
 $1 million or more and certain other   none      none        see below
  investments described below
---------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).

CLASS R SHARES

Class R shares are sold with no initial or deferred sales charges. The distributor will pay dealers annually, asset-based compensation of 1.00% for sales of Class R-1 shares, 0.75% for Class R-2 shares, 0.50% for Class R-3 shares, and 0.25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its Plans of Distribution (see below).



                                     14
The Income Fund of America / Prospectus

Sales Charge Reductions

Class A sales charges may be reduced in the following ways:

CONCURRENT PURCHASES

Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

The current value (or if greater, the amount invested less any withdrawals) of existing holdings in any class of shares of the American Funds may be taken into account to determine Class A sales charges. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

Class A sales charges may be reduced by establishing a Statement of Intention. A Statement of Intention allows all non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge. At the request of a plan, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of the account may be held in escrow to cover additional Class A sales charges which may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.



                                     15
                                        The Income Fund of America / Prospectus

Individual Retirement Account (IRA) Rollovers

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.

An IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in:
 . Class A shares at net asset value;
 . Class A shares subject to the applicable initial sales charge;
 . Class B shares;
 . Class C shares; or
 . Class F shares

Retirement plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of Distribution

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares, 1.00% for Class R-1 shares, and up to 1.00%, 0.75% and 0.50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses Table. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.



                                     16
The Income Fund of America / Prospectus

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and
December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will automatically be reinvested.

TAXES ON DISTRIBUTIONS

Dividends and capital gains distributed by the fund to retirement plan accounts currently are not taxable.

TAXES ON TRANSACTIONS

Distributions taken from a retirement plan account generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR FURTHER INFORMATION.



                                     17
                                        The Income Fund of America / Prospectus

Financial Highlights/1/

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.




                                                 INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                             Net (losses)
                                                               gains on
                                     Net asset                securities                Dividends
                                      value,       Net      (both realized  Total from  (from net   Distributions
                                     beginning  investment       and        investment  investment      (from           Total
                                     of period    income     unrealized)    operations   income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 7/31/2002                  $16.44       $.74        $(1.73)       $ (.99)      $(.80)       $ (.16)         $ (.96)
Year ended 7/31/2001                   15.43        .83          1.46          2.29        (.80)         (.48)          (1.28)
Year ended 7/31/2000                   17.51        .88         (1.28)         (.40)       (.87)         (.81)          (1.68)
Year ended 7/31/1999                   18.25        .88           .45          1.33        (.88)        (1.19)          (2.07)
Year ended 7/31/1998                   18.59        .85          1.11          1.96        (.82)        (1.48)          (2.30)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 7/31/2002     15.65        .06         (1.24)        (1.18)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 7/31/2002     16.26        .09         (1.69)        (1.60)       (.18)            -            (.18)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 7/31/2002      16.09        .09         (1.51)        (1.42)       (.19)            -            (.19)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 6/27/2002 to 7/31/2002     15.25        .08          (.84)         (.76)          -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 7/31/2002    16.31        .15         (1.77)        (1.62)       (.20)            -            (.20)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                Net assets,    Ratio of     Ratio of net
                                       Net asset                  end of      expenses to      income
                                     value, end of    Total       period      average net    to average
                                        period      return/3/  (in millions)    assets       net assets
---------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 7/31/2002                    $14.49       (6.35)%      $19,585         .61%         4.66%
Year ended 7/31/2001                     16.44       15.53         19,519         .62          5.18
Year ended 7/31/2000                     15.43       (2.08)        18,102         .63          5.52
Year ended 7/31/1999                     17.51        7.79         23,012         .59          4.99
Year ended 7/31/1998                     18.25       11.32         22,113         .59          4.75
---------------------------------------------------------------------------------------------------------
CLASS R-1:
Period from 6/17/2002 to 7/31/2002       14.47       (7.54)          -/4/        .18/5/         .42
---------------------------------------------------------------------------------------------------------
CLASS R-2:
Period from 5/31/2002 to 7/31/2002       14.48       (9.95)             1        .24/5/         .66
---------------------------------------------------------------------------------------------------------
CLASS R-3:
Period from 6/4/2002 to 7/31/2002        14.48       (8.90)             1        .17/5/         .61
---------------------------------------------------------------------------------------------------------
CLASS R-4:
Period from 6/27/2002 to 7/31/2002       14.49       (4.98)          -/4/        .03/5/         .52
---------------------------------------------------------------------------------------------------------
CLASS R-5:
 Period from 5/15/2002 to 7/31/2002      14.49       (9.99)            22         .09           .97
---------------------------------------------------------------------------------------------------------


The Income Fund of America / Prospectus

                                              YEAR ENDED JULY 31
                           2002         2001         2000         1999          1998
-----------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER         36%          44%          35%          44%           35%
RATE



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 Amount less than $1 million.
5 During the start-up period for this class, Capital Research and Management
 Company ("CRMC") voluntarily agreed to pay a portion of the fees relating to transfer agency services. Had CRMC not paid such fees, expense ratios would have been .32%, .29%, .19% and 5.11% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.
                                        The Income Fund of America / Prospectus

NOTES



                                     20
The Income Fund of America / Prospectus

NOTES



                                     21
                                        The Income Fund of America / Prospectus

                                          The right choice for the long term/SM/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine(R)
          FOR 24                   800/325-3590
          -HOUR INFORMATION        American FundsLine OnLine(R)
                                   www.americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS The shareholder reports contain additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The Retirement Plan SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the Retirement Plan SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.



[logo - recycled bug]





Printed on recycled paper                  Investment Company File No. 811-1880
RPIFA-010-1002/RRD
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds        Capital Research and Management    Capital International
Capital Guardian        Capital Bank and Trust

                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                                Retirement Plan
                      Statement of Additional Information

                                October 1, 2002


This document is not a prospectus but should be read in conjunction with the current Retirement Plan Prospectus of The Income Fund of America, Inc. (the "fund" or "IFA") dated October 1,

2002. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                 (415) 421-9360

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        8
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . .       10
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       21
Purchase, Exchange and Sale of Shares . . . . . . . . . . . . . . .       26
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       28
Class A Sales Charge Reductions . . . . . . . . . . . . . . . . . .       30
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       30
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Shareholder Account Services and Privileges . . . . . . . . . . . .       34
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       34
General Information . . . . . . . . . . . . . . . . . . . . . . . .       35
Class A Share Investment Results and Related Statistics . . . . . .       37
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       39
Financial Statements




                      The Income Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%) or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated BB or below by Standard & Poor's Corporation (S&P) and Ba or below by Moody's Investors Service, Inc. (Moody's) or unrated but determined to be of equivalent quality.
..    The fund may invest up to 5% of its assets in reinsurance related notes and bonds.

NON-U.S. SECURITIES

..    The fund may invest up to 20% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the S&P 500 Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S. (must be U.S. dollar denominated).

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in


                      The Income Fund of America - Page 2
smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated bonds, rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic


                      The Income Fund of America - Page 3
trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked


                      The Income Fund of America - Page 4
to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


U.S. TREASURY AND AGENCY SECURITIES - U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


U.S. agency securities include those securities issued by certain U.S. government instrumentalities and certain federal agencies. These securities are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Tennessee Valley Authority, and Federal Farm Credit Bank System.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons.
These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), FNMA, FHLMC, and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different


                      The Income Fund of America - Page 5
coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


REAL ESTATE INVESTMENT TRUSTS - The fund may invest in securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.


INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REINSURANCE RELATED NOTES AND BONDS - The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or


                      The Income Fund of America - Page 6
bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


CASH AND CASH EQUIVALENTS - These include: (i) commercial paper
(e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for


                      The Income Fund of America - Page 7
financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940, as amended (the "1940 Act"). The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a fund.


The fund may not:


1.   Act as underwriter of securities issued by other persons.

2. Invest more than 10% of the value of its total assets in securities that are illiquid.

3. Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.


                      The Income Fund of America - Page 8

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7. Purchase securities of any company for the purpose of exercising control or management.

8. Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9. Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10. Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11. Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12. Purchase any securities (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1.    The fund does not currently intend to lend portfolio securities.

2. The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #2, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.


                      The Income Fund of America - Page 9

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

                                  YEAR FIRST                                       NUMBER OF BOARDS
                     POSITION      ELECTED                                          WITHIN THE FUND
                     WITH THE     A DIRECTOR     PRINCIPAL OCCUPATION(S) DURING   COMPLEX/2/ ON WHICH  OTHER DIRECTORSHIPS/3/ HELD
   NAME AND AGE        FUND     OF THE FUND/1/            PAST 5 YEARS              DIRECTOR SERVES            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox        Director       1972        Managing General Partner, Fox             7            Crompton Corporation
 Age: 65                                         Investments LP; Professor and
                                                 Executive in Residence,
                                                 University
                                                 of California; former
                                                 President and
                                                 Chief Executive Officer,
                                                 Foster
                                                 Farms
-----------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones     Director       1993        Co-Founder, VentureThink LLC              6            None
 Age: 54                                         and
                                                 Versura Inc.; former
                                                 Treasurer, The
                                                 Washington Post Company
-----------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald     Director       1976        The IBJ Professor of Finance,             8            Plum Crek Timber Co.;
 Age: 65                                         Graduate School of Business,                           Scholastic Corporation;
                                                 Stanford University                                    iStar
                                                                                                        Financial, Inc.; Varian,
                                                                                                        Inc.;
                                                                                                        Capstone Turbine Corp.
-----------------------------------------------------------------------------------------------------------------------------------
 Luis G. Nogales      Director       2002        President, Nogales Partners               2            Arbitron, Inc.; Edison
 Age: 58                                         and                                                    International; K-B Home;
                                                 Managing Director, Nogales                             Kauffman & Broad, S.A.
                                                 Investors, LLC (private equity
                                                 fund)
-----------------------------------------------------------------------------------------------------------------------------------
 James K. Peterson    Director       1999        Managing Director, Oak Glen               2            None
 Age: 61                                         Consultancy, LLC
-----------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs       Director       1989        President, Keck Graduate                  4            None
 Age: 67                                         Institute
                                                 of Applied Life Sciences;
                                                 former
                                                 President and Professor of
                                                 Engineering, Harvey Mudd
                                                 College
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf    Director       1985        Private investor; corporate               6            Crompton Corporation;
 Age: 68                                         director;                                              First
                                                 lecturer, Department of                                Energy Corporation;
                                                 Molecular                                              National
                                                 Biology, Princeton University                          Life Holding Co.
-----------------------------------------------------------------------------------------------------------------------------------




                      The Income Fund of America - Page 10

                                                    PRINCIPAL OCCUPATION(S) DURING
                                      YEAR FIRST           PAST 5 YEARS AND
                                       ELECTED              POSITIONS HELD           NUMBER OF BOARDS
                       POSITION       A DIRECTOR       WITH AFFILIATED ENTITIES       WITHIN THE FUND      OTHER DIRECTORSHIPS/3/
                       WITH THE     AND/OR OFFICER   OR THE PRINCIPAL UNDERWRITER   COMPLEX/2/ ON WHICH             HELD
   NAME AND AGE          FUND       OF THE FUND/1/           OF THE FUND              DIRECTOR SERVES           BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/4,//5/
-----------------------------------------------------------------------------------------------------------------------------------
 Darcy B. Kopcho      President          1997        Director, Capital Research              1            None
 Age: 48              and                            and
                      Director                       Management Company;
                                                     Executive
                                                     Vice President and Research
                                                     Director, Capital Research
                                                     Company*; Director, Capital
                                                     International, Inc.*
-----------------------------------------------------------------------------------------------------------------------------------
 Janet A. McKinley    Chairman of        1994        Director, Capital Research              1            None
 Age: 47              the Board                      and
                      and                            Management Company; Senior
                      Principal                      Vice President, Capital
                      Executive                      Research
                      Officer                        Company*
-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  PRINCIPAL OCCUPATION(S) DURING
                            POSITION          YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                            WITH THE              AN OFFICER                         WITH AFFILIATED ENTITIES
   NAME AND AGE               FUND              OF THE FUND/1/               OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
---------------------------------------------------------------------------------------------------------------------------------
 Stephen E. Bepler   Senior Vice President           1993          Senior Vice President, Capital Research Company*
 Age: 60
---------------------------------------------------------------------------------------------------------------------------------
 Abner D.            Senior Vice President           1993          Senior Vice President and Director, Capital Research and
 Goldstine                                                         Management Company
 Age: 72
---------------------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga,      Senior Vice President           1994          Executive Vice President and Director, Capital Research and
 Jr.                                                               Management Company; Director, American Funds Distributors,
 Age: 53                                                           Inc.*; Director, The Capital Group Companies, Inc.*
---------------------------------------------------------------------------------------------------------------------------------
 Dina N. Perry       Senior Vice President           1994          Senior Vice President, Capital Research and Management
 Age: 56                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Hilda L. Applbaum   Vice President                  1998          Senior Vice President, Capital Research Company*
 Age: 41
---------------------------------------------------------------------------------------------------------------------------------
 David C. Barclay    Vice President                  1998          Senior Vice President and Director, Capital Research and
 Age: 45                                                           Management Company
---------------------------------------------------------------------------------------------------------------------------------
 John H. Smet        Vice President                  1994          Senior Vice President, Capital Research and Management
 Age: 46                                                           Company
---------------------------------------------------------------------------------------------------------------------------------
 Patrick F. Quan     Secretary                       1986          Vice President - Fund Business Management Group, Capital
 Age: 44                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 Dayna G. Yamabe     Treasurer                       2000          Vice President - Fund Business Management Group, Capital
 Age: 35                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------
 R. Marcia Gould     Assistant Treasurer             1999          Vice President - Fund Business Management Group, Capital
 Age: 48                                                           Research and Management Company
---------------------------------------------------------------------------------------------------------------------------------





                      The Income Fund of America - Page 11

* Company affiliated with Capital Research and Management Company.

1 Directors and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds Group) that are held by each director as a director of a public company or a registered investment company.

4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or its affiliated entities
  (including the fund's principal underwriter).
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET
- 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                      The Income Fund of America - Page 12

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2001

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones            $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Luis G. Nogales                  None/3/                     None/3/
-------------------------------------------------------------------------------
 James K. Peterson           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/2/
-------------------------------------------------------------------------------
 Darcy B. Kopcho             $50,001 - $100,000         $50,001 - $100,000
-------------------------------------------------------------------------------
 Janet A. McKinley             Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group Companies, Inc.
  retirement plan and 401(k) plan.

2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital
  Research and Management Company, or its affiliated entities (including the fund's principal underwriter).
3 Elected effective August 15, 2002.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2002

No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or its affiliates. The fund pays annual fees of $19,000 to Directors who are not affiliated with the Investment Adviser, $1,000 for each Board of Directors meeting attended, and $500 for each meeting attended as a member of a committee of the Board of Directors. In lieu of meeting attendance fees, members of the Proxy Committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.


No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser.


                      The Income Fund of America - Page 13

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Robert A. Fox                  $31,500/3/                        $179,300/3/
------------------------------------------------------------------------------------------
 Leonade D. Jones               $33,250/3/                        $149,300/3/
------------------------------------------------------------------------------------------
 John G. McDonald               $31,500/3/                        $260,800/3/
------------------------------------------------------------------------------------------
 Luis G. Nogales                 None/4/                           None/4/
------------------------------------------------------------------------------------------
 James K. Peterson              $24,500                           $ 43,000
------------------------------------------------------------------------------------------
 Henry E. Riggs                 $28,000/3/                        $101,500/3/
------------------------------------------------------------------------------------------
 Patricia K. Woolf              $30,500/3/                        $146,300/3/
------------------------------------------------------------------------------------------




1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.
2 Capital Research and Management Company manages the American Funds consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain non-profit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2002 fiscal year for participating Directors is as follows: Robert A. Fox ($281,977), Leonade D. Jones ($64,943), John G. McDonald ($272,369), Henry E.
  Riggs ($267,674) and Patricia K. Woolf ($14,290). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.
4 Elected effective August 15, 2002.

As of September 1, 2002, the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on

December 16, 1983.


Under Maryland law, the business and affairs of the fund are managed under the direction of the Board of Directors, and all powers of the fund are exercised by or under the authority of the Board except as reserved to the stockholders by law or the fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                      The Income Fund of America - Page 14

The fund has several different classes of shares, including Class A, R-1, R-2, R-3, R-4 and R-5 shares. Class R shares are generally only available to employer-sponsored retirement plans. The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least
10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any Director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Directors, as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any Directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.


COMMITTEES OF THE BOARD OF DIRECTORS

The fund has an Audit Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and James K. Peterson, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee oversees the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The Committee acts as a liaison between the fund's independent auditors and the full Board of Directors. There were two Audit Committee meetings held during the 2002 fiscal year.


The fund has a Contracts Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Luis G. Nogales, James K. Peterson, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its Investment Adviser or the Investment Adviser's affiliates, such as the investment advisory and service agreement, principal underwriting agreement, and plans of distribution under rule 12b-1, that the fund may enter into, renew or continue, and to make its recommendations to the full Board of Directors on these matters. There was one Contracts Committee meeting during the 2002 fiscal year.


                      The Income Fund of America - Page 15

The fund has a Nominating Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act.
The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. The Committee also evaluates, selects and nominates candidates for independent directors to the full Board of Directors.
While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the fund, c/o the fund's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. There were five Nominating Committee meetings during the 2002 fiscal year.


The fund has a Proxy Committee comprised of Robert A. Fox, Leonade D. Jones, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is considered an "interested person" of the fund within the meaning of the 1940 Act. The Committee's functions include establishing and reviewing procedures and policies for voting of proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. There were four Proxy Committee meetings during the 2002 fiscal year.


INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written


                      The Income Fund of America - Page 16
notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In determining whether to renew the Agreement each year, the Contracts Committee of the Board of Directors evaluates information provided by the Investment Adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors. At its meeting on August 16, 2001, the Committee reviewed and considered a number of factors in recommending renewal of the existing Agreement, including the quality of services provided to the fund, fees and expenses borne by the fund, financial results of the Investment Adviser, and comparative data for other mutual funds.


In reviewing the quality of services provided to the fund, the Committee noted, among other things, the favorable results of the fund relative to the results of comparable funds during 2000, the first half of 2001, and the five and ten-year periods ended June 30, 2001, as well as the favorable level of income generated by the fund over similar periods. The Committee also considered the quality and depth of the Investment Adviser's organization in general and of the investment professionals currently providing services to the fund, and the Investment Adviser's commitment to attracting, developing and retaining quality personnel.


In reviewing the fees and expenses borne by the fund, the Committee noted, among other things, that the fund's advisory fees as a percentage of its average net assets had generally declined since 1991, and that such fees for 2000 compared favorably to the fund's peer group. The Committee observed that the fund's total expenses for 2000 (as a percentage of average net assets) compared favorably to the relevant peer group. The Committee also considered steps taken in recent years by the Investment Adviser to help control the fund's transfer agency expenses.


Based on their review, the Committee and the Board concluded that the advisory fees and other expenses of the fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


                      The Income Fund of America - Page 17

The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's net assets, 0.23% on net assets in excess of $500 million but not exceeding $1 billion, 0.21% on net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on net assets in excess of $10.5 billion but not exceeding $13 billion, 0.141% on net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on net assets in excess of $17 billion but not exceeding $21 billion, 0.135% on net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on net assets in excess of $34 billion but not exceeding $44 billion, and 0.129% on net assets in excess of $44 billion, plus 2.25% of the fund's gross investment income for the preceding month. Assuming net assets of $21 billion and gross investment income levels of 3%, 4%, 5%, 6%, 7% and 8%, management fees would be 0.22%, 0.25%, 0.27%, 0.29%, 0.31% and 0.34%
of net assets, respectively.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal year ended July 31, 2002, the Investment Adviser received $32,722,000 for the basic management fee (based on a percentage of the net assets of the fund as expressed above) plus $24,973,000 (based on a percentage of the fund's gross income as expressed above), for a total fee of $57,695,000. For the fiscal years ended 2001 and 2000, management fees paid by the fund amounted to $53,957,000 and $59,946,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser relating to the fund's R share classes will continue in effect until December 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's R share classes. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account


                      The Income Fund of America - Page 18
maintenance, transaction processing, tax information reporting, and shareholder and fund communications. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, the Investment Adviser has agreed to pay a portion of these fees. For the year ended July 31, 2002, the total fees absorbed by the Investment Adviser were less than $1,000.
In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties providing such services.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's applicable share classes. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's applicable share classes. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets for each R share class except Class R-5 shares. For Class R-5 shares, the administrative fee is paid monthly, accrued daily and calculated at the annual rate of 0.10% of the average daily net assets of Class R-5 shares.


During the fiscal period ended 2002, administrative services fees were:





                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------
              CLASS R-1                                $   27
------------------------------------------------------------------------------
              CLASS R-2                                $  194
------------------------------------------------------------------------------
              CLASS R-3                                $  194
------------------------------------------------------------------------------
              CLASS R-4                                $    0
------------------------------------------------------------------------------
              CLASS R-5                                $3,000
------------------------------------------------------------------------------




PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell the shares.


                      The Income Fund of America - Page 19

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                COMMISSIONS,        ALLOWANCE OR

                                              FISCAL YEAR          REVENUE          COMPENSATION

                                                              OR FEES RETAINED       TO DEALERS
----------------------------------------------------------------------------------------------------
                 CLASS A                         2002            $16,081,000         $73,611,000
                                                 2001              6,320,000          28,449,000
                                                 2000              5,605,000          25,442,000
----------------------------------------------------------------------------------------------------


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include: shareholder services; savings to the fund in transfer agency costs; savings to the fund in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made: (i) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares; (ii) for Class R-1 shares, 1.00% of its average daily net assets attributable to Class R-1 shares; (iii) for Class R-2 shares, up to 1.00% of its average daily net assets attributable to Class R-2 shares; (iv) for Class R-3 shares, up to 0.75% of its average daily net assets attributable to Class R-3 shares; and (v) for Class R-4 shares, up to 0.50% of its average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares, in excess of the Class A Plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable


                      The Income Fund of America - Page 20
for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class R-1 shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class R-2 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class R-3 shares: currently (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.



For Class R-4 shares, currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2002 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                               12B-1 EXPENSES            12B-1 LIABILITY

                                  ACCRUED                  OUTSTANDING
------------------------------------------------------------------------------
        CLASS A                 $49,017,000                 $6,428,000
------------------------------------------------------------------------------
       CLASS R-1                $       132                 $      132
------------------------------------------------------------------------------
       CLASS R-2                $       349                 $      307
------------------------------------------------------------------------------
       CLASS R-3                $       342                 $      315
------------------------------------------------------------------------------
       CLASS R-4                $         0                 $        0
------------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital


                      The Income Fund of America - Page 21
gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


The following information may or may not apply to you depending on whether you hold fund shares in a non-taxable account, such as a qualified retirement plan. Please see your tax adviser for more information.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class. Dividends and capital gains distributed by the fund to a retirement plan currently are not taxable.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of


                      The Income Fund of America - Page 22
     net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


                      The Income Fund of America - Page 23

     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.



     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.


SHAREHOLDER TAXATION - In January of each year, individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual


                      The Income Fund of America - Page 24
shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a


                      The Income Fund of America - Page 25
shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                     PURCHASE, EXCHANGE AND SALE OF SHARES

PURCHASES - Class A shares are generally not available for retirement plans using the PlanPremier or Recordkeeper Direct recordkeeping programs.


Class R shares are generally only available to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares are also generally only available to retirement plans where plan level or omnibus accounts (i.e., no participant accounts) are held on the books of a fund. In addition, Class R-5 shares are generally only available to retirement plans with at least $1 million or more in plan assets. Class R shares are generally not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans, and CollegeAmerica accounts. Class R-5 shares are available to certain retirement and non-retirement plan clients of the Personal Investment Management division of Capital Guardian Trust Company without regard to the $1 million minimum.


Eligible retirement plans may generally open an account and purchase Class A and R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in the fund's prospectus and statement of additional information) authorized to sell the fund's shares. Additional shares may be purchased through a plan's administrator or recordkeeper.


THE FUND AND THE PRINCIPAL UNDERWRITER RESERVE THE RIGHT TO REJECT ANY PURCHASE
 ORDER.

EXCHANGES - Shares of the fund generally may be exchanged into shares of the same class of other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of Class A shares from the money market funds purchased without a sales charge generally will be subject to the appropriate sales charge, unless the money market fund shares were acquired by an exchange from a fund having a sales charge.


Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. EXCHANGE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


SALES - Shares of the fund may be sold by contacting your plan administrator or recordkeeper. Shares are sold at the net asset value next determined after the request is received in good order by the Transfer Agent, dealer or any of their designees.


                      The Income Fund of America - Page 26

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


Proceeds from a redemption or a dividend or capital gain distribution may be reinvested without a sales charge in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after the request is received and accepted by the Transfer Agent.


FUND NUMBERS - Here are the fund numbers for use when making share transactions:

                                                                                              FUND NUMBERS
                                                                                ------------------------------------------
                                                                                CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                                                              A     R-1    R-2    R-3    R-4     R-5
--------------------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    002   2102   2202   2302   2402    2502
American Balanced Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    011   2111   2211   2311   2411    2511
American Mutual Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    003   2103   2203   2303   2403    2503
Capital Income Builder/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . .    012   2112   2212   2312   2412    2512
Capital World Growth and Income Fund/SM/  . . . . . . . . . . . . . . . . . .    033   2133   2233   2333   2433    2533
EuroPacific Growth Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    016   2116   2216   2316   2416    2516
Fundamental Investors/SM/ . . . . . . . . . . . . . . . . . . . . . . . . . .    010   2110   2210   2310   2410    2510
The Growth Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    005   2105   2205   2305   2405    2505
The Income Fund of America/(R)/ . . . . . . . . . . . . . . . . . . . . . . .    006   2106   2206   2306   2406    2506
The Investment Company of America/(R)/  . . . . . . . . . . . . . . . . . . .    004   2104   2204   2304   2404    2504
The New Economy Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    014   2114   2214   2314   2414    2514
New Perspective Fund/(R)/ . . . . . . . . . . . . . . . . . . . . . . . . . .    007   2107   2207   2307   2407    2507
New World Fund/SM/  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    036   2136   2236   2336   2436    2536
SMALLCAP World Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . . . .    035   2135   2235   2335   2435    2535
Washington Mutual Investors Fund/SM/  . . . . . . . . . . . . . . . . . . . .    001   2101   2201   2301   2401    2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/ . . . . . . . . . . . . . . . .    040    N/A    N/A    N/A    N/A    2540
American High-Income Trust/SM/  . . . . . . . . . . . . . . . . . . . . . . .    021   2121   2221   2321   2421    2521
The Bond Fund of America/SM/  . . . . . . . . . . . . . . . . . . . . . . . .    008   2108   2208   2308   2408    2508
Capital World Bond Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . . .    031   2131   2231   2331   2431    2531
Intermediate Bond Fund of America/SM/ . . . . . . . . . . . . . . . . . . . .    023   2123   2223   2323   2423    2523
Limited Term Tax-Exempt Bond Fund of America/SM/  . . . . . . . . . . . . . .    043    N/A    N/A    N/A    N/A    2543
The Tax-Exempt Bond Fund of America/(R)/  . . . . . . . . . . . . . . . . . .    019    N/A    N/A    N/A    N/A    2519
The Tax-Exempt Fund of California/(R)/* . . . . . . . . . . . . . . . . . . .    020    N/A    N/A    N/A    N/A    2520
The Tax-Exempt Fund of Maryland/(R)/* . . . . . . . . . . . . . . . . . . . .    024    N/A    N/A    N/A    N/A    2524
The Tax-Exempt Fund of Virginia/(R)/* . . . . . . . . . . . . . . . . . . . .    025    N/A    N/A    N/A    N/A    2525
U.S. Government Securities Fund/SM/ . . . . . . . . . . . . . . . . . . . . .    022   2122   2222   2322   2422    2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . . . . . . . . . . . . . . . . . .    009   2109   2209   2309   2409    2509
The Tax-Exempt Money Fund of America/SM/  . . . . . . . . . . . . . . . . . .    039    N/A    N/A    N/A    N/A    2539
The U.S. Treasury Money Fund of America/SM/ . . . . . . . . . . . . . . . . .    049   2149   2249   2349   2449    2549
___________
*Available only in certain states.



                      The Income Fund of America - Page 27

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)


                                                                                             DEALER
                                                                     SALES CHARGE AS       COMMISSION
                                                                    PERCENTAGE OF THE:    AS PERCENTAGE
                                                                    ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                              NET AMOUNT  OFFERING     OFFERING
                                                                   -INVESTED-   PRICE         PRICE
------------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                                  6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                                  5.26       5.00          4.25
$50,000 but less than $100,000. .                                    4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                                   3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                                    3.63       3.50          2.75
$250,000 but less than $500,000 .                                    2.56       2.50          2.00
$500,000 but less than $750,000 .                                    2.04       2.00          1.60
$750,000 but less than $1 million                                    1.52       1.50          1.20
$1 million or more . . . . . . . .                                   none       none      see below
--------------------------------------------------------------------------------------------------------



CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC.


403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working


                      The Income Fund of America - Page 28
hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current and retired registered investment advisers, with respect to accounts established while active, registered with the Principal Underwriter, or full-time employees (and their spouses, parents, and children) of registered investment advisers registered with the Principal Underwriter and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                      The Income Fund of America - Page 29

DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class R-1 shares, annual asset-based compensation of 1.00% is paid by the Principal Underwriter to dealers who sell Class R-1 shares.


For Class R-2 shares, annual asset-based compensation of 0.75% is paid by the Principal Underwriter to dealers who sell Class R-2 shares.


For Class R-3 shares, annual asset-based compensation of 0.50% is paid by the Principal Underwriter to dealers who sell Class R-3 shares.


For Class R-4 shares, annual asset-based compensation of 0.25% is paid by the Principal Underwriter to dealers who sell Class R-4 shares.


No dealer compensation is paid on sales of Class R-5 shares. The fund has not adopted a plan for Class R-5 shares; accordingly no 12b-1 fee is paid from Class R-5 assets.


                        CLASS A SALES CHARGE REDUCTIONS

REDUCING YOUR CLASS A SALES CHARGE - You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid


                      The Income Fund of America - Page 30
     if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Individual purchases by a trustee(s) or other fiduciary(ies) may be aggregated if the investments are:

     .for a fiduciary account, including employee benefit plans other than individual-type employee benefit plans, such as an IRA, 403(b) plan (except as described below), or single-participant Keogh-type plan;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above; or


                      The Income Fund of America - Page 31

     .for participant accounts of a 403(b) plan that are treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described under the aggregation policy, you may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: i) Class A shares at net asset value; ii) Class A shares subject to the applicable initial sales charge; iii) Class B shares; iv) Class C shares; or v) Class F shares. Plan assets invested in Class A shares with a sales charge, B, C or F shares are subject to the terms and conditions contained in the fund's current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


                      The Income Fund of America - Page 32

IRA rollovers that do not indicate which share class plan assets should be invested in and which do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions will not be allowed to be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


                      The Income Fund of America - Page 33

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by authority of the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets. The fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's Investment Adviser. The Board receives regular reports describing fair valued securities and the methodologies used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking current and market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. When valuing securities in an emergency or other unusual situation, the Valuation Committee evaluates the nature and duration of the event and the forces influencing the operation of the affected companies and financial markets. The Valuation Committee also evaluates factors relating to the event that precipitated the need for action, whether the event is likely to recur, whether the effects of the event are isolated or whether they affect entire markets, countries or regions;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, and purchases through certain retirement plans, will be confirmed at least quarterly.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent. Certificates are not available for the R share classes.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain


                      The Income Fund of America - Page 34
the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2002, 2001 and 2000, amounted to $28,054,000, $24,905,000 and
$11,946,000, respectively.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parent companies of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, Wachovia Corp., J.P. Morgan Chase & Co. and Bank of America Corp. were among the top 10 dealers that received the largest amount of brokerage commissions and/or that acted as principals in portfolio transactions. The fund held equity securities of Wachovia Corp., J.P. Morgan Chase & Co. and Bank of America Corp. in the amounts of $188,849,000, $242,576,000 and $66,500,000, respectively, as of the close of its most recent fiscal year.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $13,267,000 for Class A shares for the 2002 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the fund, including directors who


                      The Income Fund of America - Page 35
are not interested persons (as defined under the 1940 Act) of the fund. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the fund's investment adviser or any of its affiliates. The selection of the fund's "independent legal counsel" will be determined annually by the independent directors of the fund as prescribed by the 1940 Act.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte &
Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund and Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND

    MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2002

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $14.49
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.37



                      The Income Fund of America - Page 36

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 5.08% based on a 30-day (or one month) period ended July 31, 2002, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula as required by the Securities and Exchange Commission:


     YIELD = 2[((a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.


The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended July 31, 2002 were -11.72%, 3.69% and 8.85%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended July 31, 2002 were -6.35%, 4.92% and 9.49%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C, F, 529 and R shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks


                      The Income Fund of America - Page 37
and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                      The Income Fund of America - Page 38

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's") are based on the analysis and represents a judgment expressed in shorthand terms of the strengths and weaknesses of the bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


                      The Income Fund of America - Page 39

"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


Standard & Poor's rates the long-term debt securities of various entities in
-----------------
categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


AAA
"An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."


AA
"An obligation rated 'AA' differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."


A

"An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."


BBB
"An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."


BB
"An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B
"An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."


CCC
"An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."


                      The Income Fund of America - Page 40

CC
"An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C
"A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying."

D
"An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."


                      The Income Fund of America - Page 41

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002
                                                Percent
                                                 of net
Investment portfolio                             assets
U.S. equity-type securities                       44.1%
Non-U.S. equity-type securities                     13.7
U.S. Treasury & agency obligations                   4.9
Other fixed-income securities                       22.7
Cash & equivalents                                  14.6

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002


                                                                 Percent
                                                                  of net
Five largest industries in equity-type holdings                   assets

Banks                                                               4.3%
Electric utilities                                                    4.3
Real estate                                                           4.2
Oil & gas                                                             4.1
Diversified telecommunication services                                3.5

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002


                                                Percent
                                                 of net
Ten largest equity-type holdings                 assets

Ford Motor Co. Capital Trust                       1.6%
Weyerhaeuser                                         1.3
J.P. Morgan Chase                                    1.1
R.J. Reynolds Tobacco Holdings                       1.1
PACCAR                                               1.0
Royal Dutch Petroleum/
"Shell" Transport and Trading                        1.0
Philip Morris                                        1.0
May Department Stores                                 .9
Wachovia                                              .9
General Motors                                        .9

The Income Fund of America, Inc.
Investment portfolio, July 31, 2002


                                                                                     Shares or         Market
                                                                                     principal          value
Equity securities                                                                       amount          (000)

BANKS  -  4.31%
Wachovia Corp.                                                                 5,275,100           $   188,849
Lloyds TSB Group PLC                                                          11,150,000               111,506
Societe Generale                                                               1,986,100               110,853
National City Corp.                                                            3,030,100                93,630
Commonwealth Bank of Australia                                                 5,446,730                92,153
Bank of Nova Scotia                                                            2,400,000                74,593
Bank of America Corp.                                                          1,000,000                66,500
Alliance & Leicester PLC                                                       4,818,876                61,040
Wells Fargo & Co.                                                                540,000                27,464
BANK ONE CORP.                                                                   420,000                16,342
Westpac Banking Corp.                                                          1,908,661                15,799
Comerica Inc.                                                                    250,000                14,540
ABN AMRO Holding NV                                                            1,000,000                14,198
NB Capital Corp. 8.35% exchangeable                                              520,000                13,562
preferred depositary shares
Bank of New York Co., Inc.                                                       400,000                12,808
                                                                                                       913,837

ELECTRIC UTILITIES  -  4.27%
Consolidated Edison, Inc.                                                      3,825,000               163,901
DTE Energy Co.                                                                 3,265,000               133,734
Ameren Corp.                                                                   2,979,400               130,200
National Grid Group PLC                                                       17,894,649               123,618
Dominion Resources, Inc.                                                       1,000,000                59,440
Dominion Resources, Inc. 9.50% PIES                                              594,000                33,264
convertible preferred 2004
American Electric Power Co., Inc.                                              2,125,000                69,934
Southern Co.                                                                   1,940,000                55,833
Progress Energy, Inc.                                                            911,924                42,632
Scottish Power PLC                                                             5,155,400                28,217
TXU Corp., Series C, 8.75% convertible                                      $    585,000                27,279
preferred 2004, units
FPL Group, Inc.                                                                  405,000                22,943
OGE Energy Corp.                                                                 810,000                16,192
                                                                                                       907,187

REAL ESTATE  -  4.17%
Equity Residential (formerly Equity                                            3,610,000                96,567
Residential Properties Trust)
Equity Residential (formerly Equity                                              600,000                14,574
Residential Properties Trust), Series G,
 7.25% convertible preferred
Health Care Property Investors, Inc.                                           2,492,900               109,214
Plum Creek Timber Co., Inc.                                                    3,658,100               104,256
Weingarten Realty Investors                                                    2,107,500                78,188
Hang Lung Properties Ltd.                                                     70,000,000                75,386
Equity Office Properties Trust                                                 2,475,000                65,290
Boston Properties, Inc.                                                        1,595,000                59,493
Unibail                                                                          597,554                37,448
Archstone-Smith Trust                                                          1,377,000                34,976
CenterPoint Properties Corp.                                                     580,000                33,884
AMB Property Corp.                                                               895,000                26,447
ProLogis (formerly ProLogis Trust),                                            1,060,000                26,182
Series D, 7.92% preferred
Kimco Realty Corp.                                                               725,000                23,301
Hysan Development Co. Ltd.                                                    21,001,854                19,387
Sun Hung Kai Properties Ltd.                                                   2,000,000                15,000
Duke Realty Corp., Series B, 7.99% preferred                                     300,000                14,766
cumulative step-up premium rate
Simon Property Group, Inc., Series C, 7.89%                                      200,000                 9,937
preferred cumulative step-up premium rate
Land Securities PLC                                                              744,300                 9,544
Hang Lung Group Ltd.                                                          10,000,000                 9,231
IAC Capital Trust, Series A, 8.25% TOPRS                                         281,350                 7,034
preferred
FelCor Lodging Trust Inc.                                                        450,000                 6,772
New Plan Realty Trust, Series D, 7.80% preferred                                 112,500                 5,449
 cumulative step-up premium rate
Nationwide Health Properties, Inc., Series A,                                     50,000                 3,366
7.677% preferred cumulative step-up premium rate
                                                                                                       885,692

OIL & GAS  -  4.07%
Royal Dutch Petroleum Co. (New York registered)                                3,295,000               150,581
"Shell" Transport and Trading Co., PLC                                         7,076,600                48,249
"Shell" Transport and Trading Co., PLC (ADR)                                     163,900                 6,699
Marathon Oil Corp.                                                             7,405,000               179,497
ChevronTexaco Corp.                                                            1,999,042               149,928
Occidental Petroleum Corp.                                                     2,700,000                73,143
Phillips Petroleum Co.                                                         1,129,700                58,462
Exxon Mobil Corp.                                                              1,470,000                54,037
Conoco Inc.                                                                    2,000,000                48,240
Unocal Capital Trust 6.25%  convertible                                          700,000                33,775
preferred 2026
ENI SpA                                                                        1,850,000                27,776
Kerr-McGee Corp.                                                                 400,000                18,708
Husky Energy Inc.                                                              1,500,000                14,672
                                                                                                       863,767

DIVERSIFIED TELECOMMUNICATION SERVICES  -  3.47%
Verizon Communications Inc.                                                    3,798,000               125,334
Bell Atlantic Financial Services, Inc. 4.25%                                $ 25,000,000                24,187
convertible debentures 2005 (1)
SBC Communications Inc.                                                        5,375,300               148,681
Swisscom AG                                                                      309,722                90,100
Telefonos de Mexico, SA de CV, Class L (ADR)                                   2,990,000                86,411
Hellenic Telecommunications Organization SA                                    3,889,200                54,002
ALLTEL Corp. 7.75% 2005, units                                              $  1,160,000                49,416
Deutsche Telekom AG                                                            4,000,000                45,435
AT&T Corp.                                                                     3,285,000                33,441
CenturyTel, Inc. 6.875% ACES 2005, units                                    $  1,400,000                32,620
Sprint Corp. - FON Group                                                       3,198,000                29,901
NTL Inc. 5.75% convertible subordinated                                     $120,000,000                14,400
notes 2009 (2)
NTL Inc., warrants, expire 2008  (1)  (3) (4)                                     25,650                     0
Qwest Trends Trust 5.75% convertible                                             500,000                 2,500
preferred 2003  (1)
Allegiance Telecom, Inc., warrants,                                               20,000                    39
expire 2008  (1)  (3) (4)
GT Group Telecom Inc., warrants,                                                  15,000                     4
expire 2010  (1)  (3) (4)
XO Communications, Inc. 14.00%                                                        12                     0
preferred 2009  (5)                                                                                    736,471

PAPER & FOREST PRODUCTS  -  3.24%
Weyerhaeuser Co.                                                               4,852,900               285,108
International Paper Co.                                                        3,039,640               121,038
International Paper Co., Capital                                                 400,000                18,500
Trust 5.25% convertible preferred 2025
UPM-Kymmene Corp.                                                              3,950,600               128,819
Stora Enso Oyj, Class R                                                        3,664,275                42,698
Georgia-Pacific Corp., Georgia-Pacific                                      $  1,685,000                40,187
Group 7.50% PEPS convertible preferred
 2002, units
MeadWestvaco Corp.                                                               925,000                24,596
Holmen AB, Class B                                                               942,900                19,825
Potlatch Corp.                                                                   210,700                 6,715
                                                                                                       687,486

TOBACCO  -  3.04%
R.J. Reynolds Tobacco Holdings, Inc.                                           4,241,600               231,719
Philip Morris Companies Inc.                                                   4,400,000               202,620
Gallaher Group PLC                                                            11,261,186               107,775
Imperial Tobacco PLC                                                           5,765,839                88,363
UST Inc.                                                                         500,000                14,715
                                                                                                       645,192

FOOD PRODUCTS  -  2.76%
Sara Lee Corp.                                                                 8,525,000               159,758
H.J. Heinz Co.                                                                 3,517,800               135,259
General Mills, Inc.                                                            2,665,000               110,464
Kellogg Co.                                                                    2,550,000                87,822
ConAgra Foods, Inc.                                                            2,250,000                56,497
Unilever NV (New York registered)                                                600,000                33,810
Unilever PLC                                                                     250,000                 2,199
                                                                                                       585,809

AUTOMOBILES  -  2.45%
Ford Motor Co. Capital Trust II 6.50%                                       $  6,621,800               336,056
cumulative convertible trust preferred 2032
General Motors Corp.                                                           3,450,000               160,597
General Motors Corp., Series B, 5.25%                                       $    976,000                23,814
convertible debentures 2032
                                                                                                       520,467

MACHINERY  -  2.08%
PACCAR Inc                                                                     5,732,400               219,838
Caterpillar Inc.                                                               2,730,000               122,031
Deere & Co.                                                                    1,200,000                50,424
Cummins Capital Trust I 7.00% QUIPS                                              356,000                17,177
convertible preferred 2031  (1)
Cummins Capital Trust I 7.00%                                                    244,000                11,773
 convertible preferred 2031
Metso Oyj                                                                      1,779,998                20,218
                                                                                                       441,461

DIVERSIFIED FINANCIALS  -  1.87%
J.P. Morgan Chase & Co.                                                        9,718,600               242,576
ING Groep NV                                                                   4,326,200                93,620
Swire Pacific Capital Ltd. 8.84% cumulative                                    1,125,000                27,984
guaranteed perpetual capital securities  (1)
Swire Pacific Offshore Financing Ltd. 9.33%                                      195,000                 5,046
cumulative guaranteed perpetual preferred
capital securities (1)
Providian Financial Corp. 3.25% convertible                                 $ 25,000,000                16,312
 debentures 2005
Wilshire Financial Services Group Inc. (3) (6)                                 2,150,517                 7,312
Wharf (Holdings) Ltd.                                                          2,201,000                 4,642
                                                                                                       397,492

CHEMICALS  -  1.69%
Dow Chemical Co.                                                               4,973,200               143,576
DSM NV                                                                         3,072,005               139,877
E.I. du Pont de Nemours and Co.                                                1,800,000                75,438
                                                                                                       358,891

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.56%
Solectron Corp. 7.25% convertible                                           $  2,180,000                29,648
preferred 2004, units
Solectron Corp. 0% LYON convertible notes 2020                              $218,600,000                91,812
Solectron Corp. 0% LYON convertible notes 2020                              $ 32,195,000                18,190
Celestica Inc. 0% convertible debentures 2020                               $181,000,000                75,341
Sanmina Corp. 0% convertible subordinated                                   $161,000,000                51,319
debentures 2020
SCI Systems, Inc. 3.00% convertible                                         $ 33,500,000                20,142
subordinated debentures 2007
Agilent Technologies, Inc. 3.00% convertible                                $ 30,185,000                26,978
debentures 2021 (1)  (7)
Agilent Technologies, Inc. 3.00% convertible                                $  5,000,000                 4,469
debentures 2021 (7)
Thermo Electron Corp. 4.00% convertible                                     $ 10,000,000                 9,425
subordinated debentures 2005
DDi Corp. (formerly KDDI Corp.) 5.25%                                       $ 10,000,000                 4,275
convertible subordinated notes 2008
                                                                                                       331,599

INSURANCE  -  1.33%
Allstate Corp.                                                                 2,175,000                82,672
SAFECO Corp.                                                                   2,500,000                79,350
American International Group, Inc.                                               492,150                31,458
XL Capital Ltd., Class A                                                         400,000                29,640
American Financial Group, Inc.                                                 1,329,700                29,453
Royal & Sun Alliance Insurance Group PLC                                       7,800,000                20,980
Irish Life & Permanent PLC                                                       700,000                 8,534
                                                                                                       282,087

PHARMACEUTICALS  -  1.21%
Eli Lilly and Co.                                                              1,565,000                91,427
Bristol-Myers Squibb Co.                                                       3,450,000                80,833
Sepracor Inc. 5.75% convertible notes 2006 (1)                              $ 23,570,000                10,842
Sepracor Inc. 7.00% convertible subordinated                                $ 13,500,000                 7,155
debentures 2005 (1)
Sepracor Inc. 5.00% convertible subordinated                                $ 16,000,000                 7,000
debentures 2007
Sepracor Inc. 7.00% convertible subordinated                                $  9,000,000                 4,770
debentures 2005
Sepracor Inc.  (3)                                                               310,329                 2,095
Sepracor Inc. 5.75% convertible notes 2006                                  $  1,430,000                   658
Wyeth (formerly American Home Products Corp.)                                    725,000                28,928
Pharmacia Corp.                                                                  532,613                23,829
                                                                                                       257,537

FOOD & DRUG RETAILING  -  1.18%
Albertson's, Inc.                                                              6,130,000               172,743
Woolworths Ltd.                                                                9,000,678                59,262
Koninklijke Ahold NV                                                           1,087,000                18,159
                                                                                                       250,164

GAS UTILITIES  -  1.03%
NiSource Inc.                                                                  5,539,300               109,678
NiSource Inc. 7.75% PIES convertible                                             325,000                12,610
 preferred 2003
Enbridge Inc.                                                                  3,381,383                97,306
                                                                                                       219,594

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.97%
Analog Devices, Inc. 4.75% convertible                                      $ 53,350,000                49,949
subordinated notes 2005
Burr-Brown Corp. 4.25% convertible                                          $ 17,800,000                17,867
subordinated notes 2007 (1)
Burr-Brown Corp. 4.25% convertible                                          $  7,200,000                 7,227
subordinated notes 2007
RF Micro Devices, Inc. 3.75% convertible                                    $ 30,000,000                22,763
subordinated notes 2005
Semtech Corp. 4.50% convertible                                             $ 18,530,000                15,774
subordinated notes 2007 (1)
Semtech Corp. 4.50% convertible                                             $  8,000,000                 6,810
subordinated notes 2007
ASML Holding NV 5.75% convertible notes 2006 (1)                            $ 20,000,000                19,500
LSI Logic Corp. 4.00% convertible                                           $ 23,400,000                18,896
subordinated notes 2005
TriQuint Semiconductor, Inc. 4.00%                                          $ 23,000,000                16,129
convertible subordinated notes 2007
Cypress Semiconductor Corp. 3.75%                                           $ 16,760,000                13,513
convertible subordinated notes 2005
Vitesse Semiconductor Corp. 4.00%                                           $ 14,625,000                10,256
convertible subordinated debentures 2005
Amkor Technology, Inc. 5.75% convertible                                    $ 15,000,000                 7,500
notes 2006                                                                                             206,184

MULTILINE RETAIL  -  0.93%
May Department Stores Co.                                                      6,443,000               197,929


AEROSPACE & DEFENSE  -  0.82%
RC Trust I 8.25% convertible                                                $  1,340,000                75,844
preferred 2006, units
Raytheon Co.                                                                   1,723,900                56,165
Honeywell International Inc.                                                   1,050,000                33,978
Northrop Grumman Corp. 7.25%                                                $     66,670                 7,817
convertible preferred 2004, units
                                                                                                       173,804

INDUSTRIAL CONGLOMERATES  -  0.76%
General Electric Co.                                                           3,415,000               109,963
3M Co. (formerly Minnesota Mining                                                400,000                50,332
and Manufacturing Co.)
                                                                                                       160,295

HOUSEHOLD PRODUCTS  -  0.61%
Kimberly-Clark Corp.                                                           1,455,000                88,828
Kimberly-Clark de Mexico, SA de CV, Class A                                   16,750,000                40,238
                                                                                                       129,066

COMMUNICATIONS EQUIPMENT  -  0.60%
Motorola, Inc. 7.00% convertible                                            $  1,750,000                69,965
 preferred 2004, units
Corning Inc. 0% convertible debentures 2015                                 $ 66,552,000                30,614
Nortel Networks Corp. 4.25% convertible                                     $ 40,000,000                15,450
 notes 2008 (1)
Juniper Networks, Inc. 4.75% convertible                                    $ 17,000,000                11,050
subordinated notes 2007
                                                                                                       127,079

METALS & MINING  -  0.45%
Phelps Dodge Corp.                                                               875,000                29,908
Phelps Dodge Corp., Series A, 6.75% mandatory                                    200,000                18,530
 convertible preferred shares (MEDS) 2005
Inco Ltd. 5.75% convertible debentures 2004                                 $ 17,250,000                17,207
Inco Ltd. 0% convertible notes LYON 2021                                    $ 26,000,000                14,950
CONSOL Energy Inc.                                                               553,800                 7,753
Freeport-McMoRan Copper & Gold Inc.,                                             300,000                 4,581
Class B  (3)
Massey Energy Co.                                                                250,300                 1,837
                                                                                                        94,766

ELECTRICAL EQUIPMENT  -  0.42%
Hubbell Inc., Class B                                                          2,893,100                88,500


BEVERAGES  -  0.39%
Southcorp Ltd.                                                                29,712,357                81,930


INTERNET & CATALOG RETAIL  -  0.34%
Amazon.com, Inc. 4.75% convertible subordinated                             $114,675,000                72,102
 debentures 2009


ROAD & RAIL  -  0.31%
CSX Corp.                                                                      1,613,300                55,772
Union Pacific Capital Trust 6.25% TIDES                                          186,800                 9,282
convertible preferred 2028  (1)
                                                                                                        65,054

MEDIA  -  0.29%
AT&T Corp. Liberty Media Group 3.50%                                        $ 55,000,000                35,475
convertible debentures 2031 (1)
Interpublic Group of Companies, Inc. 1.87%                                  $ 17,000,000                12,623
convertible subordinated notes 2006 (1)
AOL Time Warner Inc.  (3)                                                        850,120                 9,776
United Pan-Europe Communications NV,                                               1,180                 2,652
convertible preferred  (1) (3) (4)
United Pan-Europe Communications NV,                                             572,960                     0
warrants, expire 2007  (3) (4)
                                                                                                        60,526


WIRELESS TELECOMMUNICATION SERVICES  -  0.28%
Nextel Communications, Inc. 5.25%                                           $ 42,300,000                22,631
convertible senior notes 2010
Nextel Communications, Inc., Class A  (1)  (3)                                 2,194,633                12,575
Nextel Communications, Inc., Series E,                                             3,168                 1,394
11.125% exchangeable preferred,
redeemable 2010  (5)
American Tower Corp. 5.00% convertible                                      $ 36,325,000                16,346
 debentures 2010
Price Communications Corp.  (3)                                                  271,522                 3,807
Dobson Communications Corp. 13.00%                                                10,191                 2,548
senior exchangeable preferred 2009  (5)
Dobson Communications Corp. 12.25% senior                                          3,354                   671
 exchangeable preferred 2008  (5)
Dobson Communications Corp. 12.25% senior                                            928                   186
exchangeable preferred, redeemable 2008  (5)
Leap Wireless International, Inc., warrants,                                      27,025                     0
 expire 2010 (1)  (3)
NTELOS, Inc., warrants, expire 2010 (3) (4)                                        5,200                    -
                                                                                                        60,158


SPECIALTY RETAIL  -  0.28%
Gap, Inc. 5.75% convertible notes 2009 (1)                                  $ 28,000,000                28,700
Toys "R" Us, Inc. 6.25% 2005, units                                         $    400,000                16,760
Kingfisher PLC                                                                 4,326,646                13,092
                                                                                                        58,552


MULTI-UTILITIES & UNREGULATED POWER  -  0.25%
Duke Energy Corp. 8.25% convertible                                         $  1,691,000                33,177
 preferred 2004, units
Williams Companies, Inc.                                                       5,559,100                16,399
NRG Energy, Inc. 6.50% convertible                                          $  1,000,000                 2,650
preferred 2004, units
AES Trust VII 6.00% convertible preferred 2008                                   200,000                 1,000
                                                                                                        53,226


OTHER  INDUSTRIES  -  1.37%
Gillette Co.                                                                   1,600,000                52,608
British Airways PLC (3)                                                       18,200,000                45,538
Electronic Data Systems Corp. 7.625%                                        $  1,150,900                42,215
 FELINE PRIDES 2004
Pitney Bowes Inc.                                                              1,025,000                39,975
TRW Inc.                                                                         625,000                33,719
Amcor Ltd.  (1)                                                                4,000,000                18,064
GKN PLC                                                                        4,000,000                16,873
ImClone Systems Inc. 5.50% convertible notes 2005                           $ 20,000,000                12,200
Fluor Corp.                                                                      350,300                11,245
TXI Capital Trust I 5.50% convertible                                            250,000                 8,200
 preferred 2028
Computer Associates International, Inc.                                     $  5,263,000                 3,921
5.00% convertible notes 2007 (1)
Foster Wheeler Ltd. 6.50% convertible                                       $ 15,000,000                 3,450
subordinated notes 2007 (1)
Clarent Hospital Corp.  (3) (6)                                                  453,247                 2,266
Brambles Industries PLC                                                          336,100                 1,330
Protection One, Inc., warrants,                                                   57,600                    30
expire 2005  (1)  (3) (4)
AMF Bowling Worldwide, Inc. 0% convertible                                  $ 26,391,000                     3
debentures 2018 (1) (4)
TI Automotive Ltd., Class A  (3) (4)                                           7,000,000                     0
                                                                                                       291,637

Miscellaneous  -  4.96%
Other equity securities in initial                                                                   1,053,089
period of acquisition


Total equity securities (cost: $12,206,438,000)                                                     12,258,630



                                                                                     Principal         Market
                                                                                        amount          value
Bonds & notes                                                                            (000)          (000)

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.83%
Sprint Capital Corp.:
 5.70% 2003                                                                 $      1,000                  $870
 5.875% 2004                                                                      10,750                 8,815
 7.90% 2005                                                                       11,000                 8,944
 7.125% 2006                                                                      13,540                10,426
 6.00% 2007                                                                       46,610                35,424
 6.125% 2008                                                                       2,000                 1,440
 7.625% 2011                                                                      17,995                13,586
 8.375% 2012                                                                      90,000                70,200
 6.90% 2019                                                                        4,000                 2,789
 8.75% 2032                                                                        8,000                 5,600
TCI Communications, Inc. 8.00% 2005                                               15,000                13,583
AT&T Corp.:
 6.50% 2006 (1)                                                                   46,200                42,031
 7.30% 2011 (1)                                                                   47,890                41,425
 6.50% 2029                                                                       10,000                 6,999
 8.00% 2031 (1)                                                                   10,000                 8,197
Voicestream Wireless Corp.:
 10.375% 2009                                                                     60,858                58,424
 0%/11.875% 2009 (8)                                                              27,085                20,043
Deutsche Telekom International Finance BV:
 7.75% 2005                                                                       15,000                15,532
 8.00% 2010                                                                        2,250                 2,326
 9.25% 2032                                                                       10,000                10,551
Qwest Capital Funding, Inc.:
 7.75% 2006                                                                       18,735                 7,307
 7.00% 2009                                                                        1,000                   390
 7.90% 2010                                                                       46,325                18,067
 7.25% 2011                                                                       31,675                12,353
 7.625% 2021                                                                       5,000                 1,775
Qwest Corp. 8.875% 2012 (1)                                                       32,400                25,596
U S WEST Capital Funding, Inc. 6.25% 2005                                          6,875                 2,750
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                              30,250                30,819
Verizon Global Funding Corp. 6.75% 2005                                           14,500                14,899
Verizon New York Inc., Series A, 6.875% 2012                                       6,500                 6,261
Orange PLC 8.75% 2006                                                              8,000                 7,772
France Telecom 8.25% 2011                                                          9,600                 9,557
CenturyTel, Inc., Series H, 8.375% 2010                                           15,000                15,401
British Telecommunications PLC 8.375% 2010 (7)                                    12,500                13,767
NTL Inc. 12.75% 2005 (2)                                                          10,520                 1,473
Comcast UK Cable Partners Ltd. 11.20% 2007 (2)                                    13,375                11,502
Williams Communications Group, Inc.: (2)
 10.70% 2007                                                                      19,650                 2,161
 11.70% 2008                                                                      47,800                 5,258
 10.875% 2009                                                                     28,000                 3,080
Telewest Communications PLC:
 9.875% 2010                                                                       9,325                 2,051
 0%/11.375% 2010 (8)                                                              35,250                 5,640
TeleWest PLC:
 9.625% 2006                                                                         450                    94
 11.00% 2007                                                                       5,325                 1,118
Koninklijke KPN NV 8.00% 2010                                                      6,750                 6,823
TELUS Corp. 8.00% 2011                                                            11,150                 6,690
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                  6,000                 5,943
COLT Telecom Group PLC 12.00% 2006                                                 5,000                 3,000
Netia Holdings BV 11.25% 2007 (2)                                                  7,500                 1,237
GT Group Telecom Inc. 0%/13.25%                                                   15,000                    75
 units 2010 (2) (8)
NEXTLINK Communications, Inc. 0%/                                                 10,000                    50
12.125% 2009 (2)  (8)
                                                                                                       600,114

MEDIA  -  2.61%
Charter Communications Holdings, LLC:
 8.25% 2007                                                                       11,150                 7,136
 10.00% 2009                                                                       9,500                 6,032
 10.75% 2009                                                                      20,000                13,200
 0%/11.75% 2010 (8)                                                                7,450                 3,129
 0%/9.92% 2011 (8)                                                                15,100                 6,795
 11.125% 2011                                                                     16,500                10,890
 0%/11.75% 2011 (8)                                                              125,132                41,294
 0%/13.50% 2011 (8)                                                               69,300                24,948
 Charter Communications Holdings                                                  72,500                24,650
Capital Corp. 0%/12.125% 2012 (8)
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 8.875% 2007                                                                      23,850                24,834
 0%/9.75% 2007 (8)                                                                43,750                45,500
CBS Corp. 7.15% 2005                                                              26,500                28,263
Viacom Inc.:
 6.40% 2006                                                                        3,000                 3,149
 7.70% 2010                                                                       10,000                11,003
 6.625% 2011                                                                       5,000                 5,152
Time Warner Inc.:
 7.75% 2005                                                                        9,500                 9,027
 8.18% 2007                                                                       20,000                17,338
 9.125% 2013                                                                       5,000                 4,365
Time Warner Companies, Inc. 7.25% 2017                                             8,000                 5,915
AOL Time Warner Inc.:
 6.875% 2012                                                                       2,750                 2,294
 7.625% 2031                                                                       6,500                 4,904
Liberty Media Corp.:
 7.75% 2009                                                                        7,950                 7,556
 7.875% 2009                                                                      16,600                15,597
 8.25% 2030                                                                          700                   591
Clear Channel Communications, Inc.:
 7.25% 2003                                                                       12,400                11,897
 6.00% 2006                                                                        6,700                 6,144
Chancellor Media Corp. of Los Angeles,                                             3,000                 2,932
Series B, 8.75% 2007
Comcast Cable Communications, Inc.:
 8.375% 2007                                                                       6,750                 6,189
 6.20% 2008                                                                       11,000                 8,790
 6.875% 2009                                                                       3,000                 2,627
Lenfest Communications, Inc. 7.625% 2008                                           2,000                 1,796
CSC Holdings, Inc.:
 7.25% 2008                                                                        8,000                 6,318
 8.125% 2009                                                                       8,000                 6,396
Cablevision Industries Corp. 9.875% 2013                                           6,000                 4,020
British Sky Broadcasting Group PLC 8.20% 2009                                     16,250                15,723
Adelphia Communications Corp.: (2)
 10.25% 2006                                                                      22,025                 6,387
 10.25% 2011                                                                      15,225                 4,567
Century Communications Corp.: (2)
 0% 2003                                                                           9,000                 1,440
 8.75% 2007                                                                       13,200                 2,112
Univision Communications Inc. 7.85% 2011                                          11,700                12,062
Hearst-Argyle Television, Inc. 7.00% 2018                                         12,425                11,326
Fox Family Worldwide, Inc. 10.25% 2007                                            10,241                10,856
LBI Media, Inc. 10.125% 2012 (1)                                                  10,750                10,562
EchoStar DBS Corp. 9.125% 2009 (1)                                                11,375                10,522
News America Holdings Inc. 7.75% 2045                                             10,347                 8,653
Rogers Communications Inc. 8.875% 2007                                            10,000                 8,275
Young Broadcasting Inc.:
 Series B, 8.75% 2007                                                              3,250                 2,803
 10.00% 2011                                                                       4,750                 4,180
TransWestern Publishing Co. LLC,                                                   6,250                 6,359
 Series F, 9.625% 2007
Sun Media Corp.:
 9.50% 2007                                                                        5,421                 5,529
 9.50% 2007                                                                          650                   663
Gannett Co., Inc. 4.95% 2005                                                       5,000                 5,193
Antenna TV SA 9.00% 2007                                                           5,250                 4,462
Emmis Communications Corp. 0%/12.50% 2011 (8)                                      6,379                 4,370
Regal Cinemas, Inc. 9.375% 2012 (1)                                                4,250                 4,335
Cox Radio, Inc. 6.625% 2006                                                        4,300                 4,192
Innova, S de RL 12.875% 2007                                                       5,000                 3,912
Gray Communications Systems, Inc. 9.25% 2011 (1)                                   3,500                 3,535
Radio One, Inc., Series B, 8.875% 2011                                             3,250                 3,291
Sinclair Broadcast Group, Inc. 8.75% 2011                                          3,125                 3,141
Multicanal Participacoes SA,                                                       6,475                 2,930
Series B, 12.625% 2004
Cumulus Media 10.375% 2008                                                         2,000                 2,030
Penton Media, Inc. 10.375% 2011                                                    6,250                 2,000
RBS Participacoes SA 11.00% 2007 (1)                                               4,250                 1,966
Hollinger Participation Trust 12.125%                                              1,950                 1,767
 2010 (1)  (5)
Carmike Cinemas, Inc., Series B, 10.375% 2009                                      1,550                 1,461
A.H. Belo Corp. 7.75% 2027                                                         1,250                 1,079
Key3Media Group, Inc. 11.25% 2011                                                  2,700                   810
                                                                                                       553,164

WIRELESS TELECOMMUNICATION SERVICES  -  2.33%
Nextel Communications, Inc.:
 0%/9.75% 2007 (8)                                                                47,175                30,428
 0%/10.65% 2007 (8)                                                                2,875                 1,977
 0%/9.95% 2008 (8)                                                               144,925                91,303
 12.00% 2008                                                                       8,250                 5,857
AT&T Wireless Services, Inc.:
 6.875% 2005                                                                       7,000                 5,536
 7.35% 2006                                                                        5,500                 4,295
 7.50% 2007                                                                       25,300                19,987
 7.875% 2011                                                                       8,305                 6,395
 8.125% 2012                                                                      22,630                17,234
TeleCorp PCS, Inc.:
 0%/11.625% 2009 (8)                                                              29,199                20,731
 10.625% 2010                                                                      2,300                 1,978
Tritel PCS, Inc.:
 0%/12.75% 2009 (8)                                                                2,975                 2,172
 10.375% 2011                                                                      2,625                 2,205
Nextel Partners, Inc.:
 12.50% 2009                                                                      31,750                16,669
 0%/14.00% 2009 (8)                                                               41,279                16,099
 11.00% 2010                                                                      37,825                19,669
Crown Castle International Corp.: (8)
 0%/10.625% 2007                                                                  11,125                 7,621
 0%/10.375% 2011                                                                  46,450                20,902
 0%/11.25% 2011                                                                   45,500                20,475
Cricket Communications, Inc.: (7)
 6.188% 2007                                                                      31,820                 8,591
 6.375% 2007                                                                      84,125                22,713
 6.625% 2007                                                                       4,335                 1,170
Leap Wireless International, Inc.:
 12.50% 2010                                                                      13,500                 1,485
 0%/14.50% 2010 (8)                                                               32,325                   970
American Tower Corp. 9.375% 2009                                                  48,250                25,814
Dobson/Sygnet Communications Co. 12.25% 2008                                      11,750                 6,227
American Cellular Corp. 9.50% 2009                                                54,075                 7,300
Dobson Communications Corp. 10.875% 2010                                          18,750                12,187
SBA Communications Corp.:
 0%/12.00% 2008 (8)                                                               12,575                 6,665
 10.25% 2009                                                                      18,975                 9,962
PanAmSat Corp. 6.125% 2005                                                        17,000                16,060
SpectraSite Holdings, Inc., Series B: (8)
 0%/12.00% 2008                                                                   38,250                10,710
 0%/11.25% 2009                                                                    4,275                 1,005
Centennial Cellular Corp. 10.75% 2008                                             14,920                 8,654
AirGate PCS, Inc. 0%/13.50% 2009 (8)                                              20,350                 6,003
iPCS, Inc. 0%/14.00% 2010 (8)                                                     12,590                 2,140
Verizon Wireless Capital LLC 5.375% 2006 (1)                                       8,000                 7,182
Triton PCS, Inc.:
 0%/11.00% 2008 (8)                                                                6,000                 3,690
 9.375% 2011                                                                       5,000                 3,250
Vodafone Group PLC 7.75% 2010                                                      5,000                 5,348
PTC International Finance BV 10.75% 2007                                           5,000                 5,000
Alamosa (Delaware), Inc.:
 12.50% 2011                                                                       7,000                 2,695
 13.625% 2011                                                                      5,450                 2,207
CFW Communications Co. 13.00% 2010                                                10,200                 3,570
Microcell Telecommunications Inc.,                                                50,957                 1,592
Series B, 14.00% 2006
Cellco Finance NV 15.00% 2005                                                        650                   561
PageMart Wireless, Inc.:  (2) (4)
 15.00% 2005                                                                      19,410                     2
 0%/11.25% 2008 (8)                                                               33,500                     3
                                                                                                       494,289

BANKS  & THRIFTS -  2.10%
Sumitomo Mitsui Banking Corp. 8.00% 2012                                          10,000                10,315
SB Treasury Co. LLC, Series A, 9.40%/10.925%                                     114,750               117,045
 noncumulative preferred (undated) (1)  (8)
SocGen Real Estate Co. LLC, Series A,                                             51,000                55,478
7.64% (undated) (1)  (7)
Fuji JGB Investment LLC, Series A, 9.87%                                          40,500                34,770
noncumulative preferred (undated) (1)  (7)
IBJ Preferred Capital Co. LLC, Series A,                                          10,000                 8,189
8.79% noncumulative preferred (undated) (1)  (7)
HSBC Capital Funding LP:  (1)  (7)
 Series 1, 9.547% noncumulative step-up                                           10,000                11,735
perpetual preferred (undated)
 Series 2, 10.176% noncumulative step-up                                          11,500                14,582
perpetual preferred (undated)
Midland Bank 2.188% Eurodollar notes (undated) (7)                                 5,000                 3,915
GS Escrow Corp.:
 7.00% 2003                                                                        1,550                 1,600
 7.125% 2005                                                                      25,500                26,745
Riggs National Corp.:
 Series A, 8.625% 2026                                                             1,500                 1,277
 Series C, 8.875% 2027                                                            25,000                20,453
Development Bank of Singapore Ltd.: (1)
 7.875% 2010                                                                       5,000                 5,736
 7.125% 2011                                                                       5,000                 5,411
DBS Capital Funding Corp. 7.657% noncumulative                                     6,500                 6,776
 preferred (undated) (1)  (7)
Washington Mutual, Inc. 5.625% 2007                                                6,500                 6,771
Dime Capital Trust I, Dime Bancorp, Inc.,                                          9,425                10,329
Series A, 9.33% 2027
Tokai Preferred Capital Co. LLC, Series A,                                        19,000                16,378
9.98%/11.091% noncumulative preferred
 (undated) (1)  (7)
BNP Paribas Capital Trust 9.003% noncumulative                                     8,000                 9,187
 trust preferred (undated) (1)
BNP U.S. Funding LLC, Series A, 7.738%                                             4,200                 4,544
noncumulative preferred (undated) (1)  (7)
Royal Bank of Scotland Group PLC                                                  12,000                12,347
 7.648% (undated) (7)
Skandinaviska Enskilda Banken 7.50%                                               10,405                10,944
 (undated) (1)  (7)
Standard Chartered Bank 2.063%                                                    15,000                 8,986
Eurodollar notes (undated) (7)
Bank of Scotland 7.00% (undated) (1)  (7)                                          7,500                 8,036
AB Spintab: (1)  (7)
 6.80% (undated)                                                                   5,150                 5,202
 7.50% (undated)                                                                   2,500                 2,718
Bank of Nova Scotia 2.188% Eurodollar                                             10,000                 7,581
 notes (undated) (7)
Canadian Imperial Bank of Commerce 2.188%                                         10,000                 7,300
 Eurodollar notes (undated) (7)
BCI U.S. Funding Trust I 8.01% noncumulative                                       6,500                 7,173
 preferred (undated) (1)  (7)
Chevy Chase Bank, FSB 9.25% 2005                                                   4,000                 4,010
                                                                                                       445,533

HOTELS, RESTAURANTS & LEISURE  -  0.76%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                        1,500                 1,305
 8.75% 2011                                                                       31,150                28,346
Mirage Resorts, Inc.:
 6.625% 2005                                                                       3,000                 2,976
 6.75% 2008                                                                       10,500                10,020
MGM Mirage, Inc. 8.50% 2010                                                       10,000                10,252
Horseshoe Gaming Holding Corp.,                                                   21,500                21,715
Series B, 8.625% 2009
Starwood Hotels & Resorts Worldwide, Inc.:  (1)
 7.375% 2007                                                                      12,350                11,820
 7.875% 2012                                                                       8,250                 7,862
Premier Parks Inc. 9.75% 2007                                                     12,750                12,814
Six Flags, Inc.:
 9.50% 2009                                                                        1,875                 1,875
 8.875% 2010                                                                       2,500                 2,444
International Game Technology 7.875% 2004                                         16,000                16,320
Florida Panthers Holdings, Inc. 9.875% 2009                                       10,000                10,250
Boyd Gaming Corp. 9.25% 2009                                                       8,500                 9,074
Hyatt Equities, LLC 6.875% 2007 (1)                                                8,000                 8,233
Buffets, Inc. 11.25% 2010 (1)                                                      3,000                 3,045
YUM  Brands, Inc. 7.70% 2012                                                       2,500                 2,500
KSL Recreation Group, Inc. 10.25% 2007                                             1,250                 1,281
                                                                                                       162,132

AUTOMOBILES  -  0.66%
General Motors Acceptance Corp.:
 6.125% 2006                                                                      31,000                31,361
 6.125% 2007                                                                      19,000                19,173
 7.75% 2010                                                                        9,500                 9,965
 6.875% 2011                                                                      15,500                15,303
 8.00% 2031                                                                        6,250                 6,210
Ford Motor Credit Co.:
 6.55% 2002                                                                        3,000                 3,007
 6.50% 2007                                                                       16,000                15,908
 5.80% 2009                                                                        4,000                 3,712
 7.25% 2011                                                                        5,000                 4,919
 7.375% 2011                                                                       8,500                 8,456
Ford Motor Co. 7.45% 2031                                                          5,000                 4,486
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                                       10,000                10,894
 7.30% 2012                                                                        7,000                 7,421
                                                                                                       140,815

SPECIALTY RETAIL  -  0.57%
Gap, Inc.:
 9.90% 2005 (7)                                                                   23,050                22,883
 6.90% 2007                                                                       26,360                22,933
 10.55% 2008                                                                      63,455                63,679
Toys "R" Us, Inc. 7.625% 2011                                                      7,720                 7,479
Office Depot, Inc. 10.00% 2008                                                     2,500                 2,737
PETCO Animal Supplies, Inc. 10.75% 2011                                            1,375                 1,485
                                                                                                       121,196

CONSUMER FINANCE  -  0.53%
Capital One Financial Corp.:
 7.25% 2003                                                                        7,500                 7,047
 7.25% 2006                                                                        3,000                 2,553
 8.75% 2007                                                                        3,500                 3,052
 7.125% 2008                                                                      25,000                20,291
Capital One Bank 6.875% 2006                                                      15,850                14,241
Capital One Capital I 3.463% 2027 (1)  (7)                                        13,500                 9,294
MBNA Corp.:
 6.75% 2008                                                                       12,500                12,627
 Series B, 2.713% 2027 (7)                                                        32,000                21,914
Household Finance Corp.:
 5.75% 2007                                                                        2,000                 1,938
 6.375% 2011                                                                      15,000                13,762
Providian Financial Corp. 9.525% 2027 (1)                                         10,000                 5,700
                                                                                                       112,419

HEALTH CARE PROVIDERS & SERVICES  -  0.53%
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                       10,575                10,768
 7.15% 2004                                                                        5,000                 5,125
 6.91% 2005                                                                       10,750                10,985
 8.85% 2007                                                                        7,500                 8,102
 8.70% 2010                                                                        9,500                10,107
HCA - The Healthcare Co. 8.75% 2010                                                5,500                 5,990
Aetna Inc.:
 7.375% 2006                                                                      25,000                26,294
 7.875% 2011                                                                      20,625                21,684
Humana Inc. 7.25% 2006                                                             7,125                 7,561
PacifiCare Health Systems 10.75% 2009 (1)                                          4,000                 3,940
Integrated Health Services, Inc.: (2) (4)
 10.25% 2006 (7)                                                                  16,900                   169
 Series A, 9.50% 2007                                                             87,095                   871
 Series A, 9.25% 2008                                                             68,298                   683
                                                                                                       112,279

MULTI-UTILITIES & UNREGULATED POWER  -  0.47%
Williams Companies, Inc.:
 6.50% 2002                                                                        5,000                 2,600
 9.25% 2004                                                                       33,745                17,547
 7.125% 2011                                                                      42,000                19,110
 8.125% 2012 (1)                                                                  28,635                12,886
 6.75% 2017                                                                        3,000                 1,455
 8.75% 2032 (1)                                                                    5,195                 2,338
Williams Holdings of Delaware, Inc. 6.25% 2006                                    12,500                 6,000
Texas Gas Transmission Corp. 8.625% 2004                                           4,500                 3,747
AES Corp.:
 9.50% 2009                                                                       38,050                15,601
 9.375% 2010                                                                      10,700                 3,852
Cilcorp Inc. 8.70% 2009                                                            4,000                 3,944
Aquila, Inc. 11.875% 2012 (1)                                                     10,500                10,357
                                                                                                        99,437

ELECTRIC UTILITIES  -  0.46%
Edison Mission Energy:
 10.00% 2008                                                                      11,250                 6,413
 7.73% 2009                                                                       15,720                 8,489
 9.875% 2011                                                                      15,280                 8,557
Mission Energy Holding Co. 13.50% 2008                                            29,585                12,426
Homer City Funding LLC 8.734% 2026                                                10,000                 8,084
Midwest Generation, LLC, Series B, 8.56% 2016 (9)                                  6,000                 4,207
Israel Electric Corp. Ltd.:  (1)
 7.70% 2018                                                                       22,500                19,872
 8.10% 2096                                                                       14,405                12,144
Progress Energy, Inc.:
 6.05% 2007                                                                        7,500                 7,650
 5.85% 2008                                                                        2,500                 2,476
 7.10% 2011                                                                        2,500                 2,546
 7.00% 2031                                                                        2,500                 2,243
Exelon Corp. 6.75% 2011                                                            1,000                 1,026
Exelon Generation Co., LLC 6.95% 2011                                              1,300                 1,278
                                                                                                        97,411

INSURANCE  -  0.45%
Allstate Financial Global                                                         16,750                17,448
Funding LLC 5.25% 2007 (1)
Allstate Financing II 7.83% 2045                                                   5,000                 5,342
ING Capital Funding Trust III 8.439%                                               9,125                10,204
noncumulative preferred (undated) (7)
ReliaStar Financial Corp. 8.00% 2006                                               8,000                 8,993
Prudential Holdings, LLC, Series C,                                               17,250                19,058
8.695% 2023 (1)
Monumental Global Funding Trust II-2002-A                                         16,750                17,376
5.20% 2007 (1)
Lincoln National Corp. 7.00% 2018                                                  6,000                 6,056
Equitable Life Assurance Society of the                                            5,000                 5,348
United States 6.95% 2005 (1)
Nationwide Life Insurance Company 5.35% 2007 (1)                                   5,000                 5,219
Conseco Financing Trust II 8.70% 2026 (9)                                         17,075                 1,195
                                                                                                        96,239

COMMERCIAL SERVICES & SUPPLIES  -  0.44%
Allied Waste North America, Inc.:
 7.625% 2006                                                                       6,000                 5,550
 8.50% 2008                                                                        1,500                 1,380
 10.00% 2009                                                                      57,825                52,043
WMX Technologies, Inc.:
 6.375% 2003                                                                       1,005                 1,026
 7.10% 2026                                                                       10,125                10,329
USA Waste Services, Inc.:
 6.50% 2002                                                                        2,000                 2,010
 7.00% 2004                                                                        4,060                 4,194
Cendant Corp. 7.75% 2003                                                          12,000                11,880
KinderCare Learning Centers, Inc.,                                                 2,500                 2,375
Series B, 9.50% 2009
Iron Mountain Inc. 8.75% 2009                                                      1,750                 1,724
Safety-Kleen Services, Inc. 9.25% 2008 (2) (4)                                    20,000                   150
Safety-Kleen Corp. 9.25% 2009 (2) (4)                                             10,000                    75
                                                                                                        92,736

MULTILINE RETAIL  -  0.43%
J.C. Penney Co., Inc.:
 7.60% 2007                                                                        8,250                 7,920
 7.95% 2017                                                                       40,275                35,845
 8.25% 2022 (9)                                                                    6,000                 5,190
 8.125% 2027                                                                       1,050                   874
 7.40% 2037                                                                        7,800                 7,352
 7.625% 2097                                                                       4,500                 3,353
Wal-Mart Stores, Inc. 5.875% 2005                                                 12,000                12,973
Target Corp. 5.375% 2009                                                          11,000                11,247
ShopKo Stores, Inc. 6.50% 2003                                                     2,850                 2,836
Dillard's, Inc.:
 6.43% 2004                                                                        1,000                   978
 6.69% 2007                                                                          625                   587
 6.625% 2018                                                                       1,000                   803
Saks Inc. 7.375% 2019                                                              3,100                 2,294
                                                                                                        92,252

GAS PRODUCTION & DISTRIBUTION  -  0.43%
NiSource Finance Corp.:
 7.50% 2003                                                                       24,000                23,840
 7.625% 2005                                                                      34,000                34,235
Gemstone Investors Ltd. 7.71% 2004 (1)                                            22,500                17,837
El Paso Corp. 7.875% 2012 (1)                                                      9,250                 7,123
Southern Natural Gas Co. 8.00% 2032                                                9,695                 8,133
                                                                                                        91,168

OIL & GAS  -  0.40%
Devon Financing Corp., ULC 6.875% 2011                                            15,250                16,218
Western Oil Sands Inc. 8.375% 2012 (1)                                            12,800                12,544
Pogo Producing Co. 10.375% 2009                                                   10,000                10,750
Oryx Energy Co. 8.125% 2005                                                        8,500                 9,403
XTO Energy Inc. 7.50% 2012                                                         8,850                 9,138
Newfield Exploration Co.:
 Series B, 7.45% 2007                                                              6,000                 6,353
 7.625% 2011                                                                       1,500                 1,581
OXYMAR 7.50% 2016 (1)                                                              8,000                 6,870
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                       2,390                 2,282
 8.625% 2008                                                                         500                   478
Teekay Shipping Corp. 8.875% 2011                                                  2,625                 2,717
Petrozuata Finance, Inc., Series B,                                                3,870                 2,564
8.22% 2017 (1)  (9)
Pemex Project Master Trust, Series A:
 7.875% 2009 (1)                                                                   1,600                 1,576
 8.625% 2022                                                                         500                   476
PDVSA Finance Ltd. 8.75% 2004 (9)                                                    840                   838
Port Arthur Finance Corp. 12.50% 2009                                                639                   719
                                                                                                        84,507

AIRLINES  -  0.39%
Northwest Airlines, Inc.:
 8.375% 2004                                                                      16,425                12,812
 8.52% 2004                                                                       23,910                18,291
 7.625% 2005                                                                      10,150                 7,511
 8.875% 2006                                                                      10,730                 7,833
 9.875% 2007                                                                      29,750                22,015
Delta Air Lines, Inc.:
 7.70% 2005                                                                        2,000                 1,700
 7.90%  2009                                                                       6,000                 4,980
United Air Lines, Inc. 9.00% 2003                                                  8,000                 3,440
Jet Equipment Trust, Series 1995-B,                                                4,750                 1,805
10.91% 2014 (1)
AMR Corp. 9.00% 2012                                                               1,500                 1,170
Southwest Airlines Co. 6.50% 2012                                                  1,000                 1,046
                                                                                                        82,603

PAPER & FOREST PRODUCTS  -  0.34%
Scotia Pacific Co. LLC, Series B:
 Class A-2, 7.11% 2028 (9)                                                        15,800                13,384
 Class A-3, 7.71% 2028                                                            20,125                11,069
Fort James Corp. 6.625% 2004                                                       2,600                 2,394
Georgia-Pacific Corp.:
 7.50% 2006                                                                        8,800                 7,750
 8.125% 2011                                                                      12,985                11,302
Domtar Inc. 7.875% 2011                                                           10,000                11,108
Weyerhaeuser Co. 6.125% 2007 (1)                                                  10,000                10,471
Advance Agro Capital BV 13.00% 2007                                                2,675                 1,993
Pindo Deli Finance Mauritius Ltd.: (2)
 10.25% 2002                                                                       4,000                   950
 10.75% 2007                                                                         825                   196
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (2)                                  3,050                   808
                                                                                                        71,425

METALS & MINING  -  0.33%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                                       13,500                12,049
 7.20% 2026                                                                       18,000                17,325
Allegheny Technologies, Inc. 8.375% 2011                                          10,500                11,313
BHP Finance Ltd. 6.75% 2013                                                       10,000                10,762
Oregon Steel Mills, Inc. 10.00% 2009 (1)                                           8,650                 8,823
Earle M. Jorgensen Co. 9.75% 2012 (1)                                              2,000                 1,960
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (2)                                   9,500                 1,900
AK Steel Holding Corp. 7.75% 2012 (1)                                              1,875                 1,884
Luscar Coal Ltd. 9.75% 2011                                                        1,500                 1,598
UCAR Finance Inc. 10.25% 2012                                                      1,500                 1,508
                                                                                                        69,122

CONTAINERS & PACKAGING  -  0.32%
Container Corp. of America 9.75% 2003                                             50,550                51,056
Owens-Brockway Glass Container                                                    13,000                12,935
Inc. 8.875% 2009 (1)
Owens-Illinois, Inc. 7.50% 2010                                                      750                   641
Tekni-Plex, Inc., Series B, 12.75% 2010                                            4,350                 4,285
                                                                                                        68,917

COMMUNICATIONS EQUIPMENT  -  0.23%
Motorola, Inc.:
 6.75% 2006                                                                       10,000                 9,283
 8.00% 2011                                                                       20,025                18,707
 5.22% 2097                                                                       17,006                 9,700
Nortel Networks Ltd. 6.125% 2006                                                  25,500                12,240
                                                                                                        49,930

INDUSTRIAL CONGLOMERATES  -  0.19%
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                             7,500                 7,779
 6.00% 2012                                                                        8,000                 8,089
Hutchison Whampoa International Ltd.                                               5,000                 5,077
 7.00% 2011 (1)
Hutchison Whampoa Finance Ltd. 7.45% 2017 (1)                                      6,750                 6,658
Wharf Capital International, Ltd. 8.875% 2004                                      7,000                 7,720
Tyco International Group SA 6.375% 2011                                            7,680                 5,645
                                                                                                        40,968

REAL ESTATE  -  0.19%
ProLogis Trust 7.05% 2006                                                         12,000                12,782
EOP Operating LP:
 8.10% 2010                                                                        6,500                 7,258
 6.75% 2012                                                                        4,750                 4,889
FelCor Suites LP 7.375% 2004                                                      10,750                10,616
Irvine Co. 7.46% 2006 (1) (4)                                                      5,000                 5,239
                                                                                                        40,784

FOOD & DRUG RETAILING  -  0.16%
Delhaize America, Inc.:
 7.375% 2006                                                                      16,495                17,097
 9.00% 2031                                                                        4,235                 4,413
SUPERVALU INC. 7.50% 2012                                                          7,750                 8,297
Rite Aid Corp.:
 7.70% 2027                                                                        4,525                 2,285
 6.875% 2028 (1)                                                                   2,350                 1,175
                                                                                                        33,267

AIR FREIGHT & LOGISTICS  -  0.14%
Atlas Air, Inc., Series 1998-1, Class A,                                          30,991                29,701
 7.38% 2018 (9)


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.13%
Solectron Corp.:
 Series B, 7.375% 2006                                                             4,650                 3,976
 9.625% 2009                                                                      17,725                15,864
Flextronics International Ltd. 8.75% 2007                                          7,500                 7,313
                                                                                                        27,153

TEXTILES, APPAREL & LUXURY GOODS  -  0.11%
Levi Strauss & Co.:
 6.80% 2003                                                                        2,800                 2,506
 11.625% 2008                                                                     15,630                13,989
VF Corp.:
 8.10% 2005                                                                        1,500                 1,666
 8.50% 2010                                                                        5,250                 6,042
                                                                                                        24,203

FOOD PRODUCTS  -  0.11%
Gruma, SA de CV 7.625% 2007                                                        7,750                 7,227
Kellogg Co.:
 6.00% 2006                                                                        3,000                 3,190
 6.60% 2011                                                                        1,250                 1,337
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                             2,136                 1,463
 Series D, 9.875% 2007                                                             3,000                 2,055
H.J. Heinz Finance Company 6.00% 2012 (1)                                          3,000                 3,106
Burns Philp Capital Pty Ltd. 9.75% 2012 (1)                                        3,000                 2,940
Kraft Foods Inc. 6.25% 2012                                                        2,540                 2,676
                                                                                                        23,994

OTHER INDUSTRIES  -  0.50%
Compaq Computer Corp. 6.20% 2003                                                  12,500                12,704
Boyds Collection, Ltd., Series B, 9.00% 2008                                       8,886                 9,064
CIT Group, Inc. 7.75% 2012                                                         8,750                 8,892
Computer Associates International Inc.:
 6.25% 2003                                                                        1,000                   930
 6.375% 2005                                                                       8,615                 6,634
TRW Inc. 7.75% 2029                                                                7,000                 7,366
Equistar Chemicals, LP 8.50% 2004                                                  7,500                 7,166
Hyundai Semiconductor America, Inc.                                               10,610                 6,636
 8.625% 2007 (1)
Kansas City Southern Railway Co. 7.50% 2009 (1)                                    5,750                 5,779
SYSTEMS 2001 Asset Trust, Series 2001,                                             5,212                 5,642
Class G, MBIA Insured, 6.664% 2013 (1)  (9)
Reliance Industries Ltd.:
 10.50% 2046 (1)                                                                   2,250                 2,340
 Series B, 10.25% 2097                                                             3,125                 3,047
USA Education, Inc. 5.625% 2007                                                    4,895                 5,176
ON Semiconductor Corp. 12.00% 2008 (1)                                             5,000                 4,100
AGCO Corp. 9.50% 2008                                                              3,500                 3,658
Terex Corp.:
 9.25% 2011                                                                        1,000                   985
 Class B, 10.375% 2011                                                             2,000                 2,050
ArvinMeritor, Inc. 6.625% 2007                                                     3,000                 3,033
Salton/Maxim Housewares, Inc. 10.75% 2005                                          1,375                 1,327
Salton, Inc. 12.25% 2008                                                           1,500                 1,485
Amazon.com, Inc. 0%/10.00% 2008 (8)                                                2,500                 2,300
TFM, SA de CV:
 10.25% 2007                                                                         825                   778
 12.50% 2012 (1)                                                                   1,335                 1,292
Stoneridge, Inc. 11.50% 2012                                                       1,575                 1,610
NMHG Holding Co. 10.00% 2009 (1)                                                   1,500                 1,523
Fairchild Semiconductor Corp. 10.50% 2009                                            650                   692
                                                                                                       106,209

COLLATERALIZED MORTGAGE-/ASSET-BACKED
OBLIGATIONS(9) (excluding those issued
 by federal agencies)  -  3.12%
Green Tree Financial Corp.:
 Series 1993-2, Class B, 8.00% 2018                                               14,000                13,512
 Series 1995-4, Class B-2, 7.70% 2025                                              1,900                 1,160
 Series 1995-3, Class B-2, 8.10% 2025                                             16,121                 9,981
 Series 1995-2, Class B-2, 8.80% 2026                                             11,457                 6,300
 Series 1996-2, Class B-2, 7.90% 2027                                             12,950                 6,710
 Series 1996-10, Class B-2, 7.74% 2028                                             8,369                 3,187
 Series 1997-8, Class B-2, 7.75% 2028                                              6,393                 2,075
 Series 1997-1, Class B-2, 7.76% 2028                                              9,781                 4,049
 Series 1997-2, Class B-2, 8.05% 2028                                              3,280                 1,372
 Series 1998-4, Class B-2, 8.11% 2028                                              6,482                 2,629
 Series 1997-6, Class B-2, 7.75% 2029                                             10,611                 4,433
 Series 1998-3, Class B-2, 8.07% 2030                                              4,821                 1,916
Conseco Finance Home Loan Trust, Series                                           18,188                 8,749
1999-G, Class B-2, 10.96% 2029
Conseco Finance Home Equity Loan Trust,                                            9,350                 8,216
Series 2000-A, Class BV-2, 4.639% 2031 (7)
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C3, Class A-3, 7.069% 2025 (7)                                       17,278                18,603
 Series 1999-C1, Class A-2, 7.56% 2031                                            11,750                13,264
MBNA Master Credit Card Trust II:  (1)
 Series 1999-D, Class B, 6.95% 2008                                                4,700                 4,983
 Series 1998-E, Class C, 6.60% 2010                                               22,500                23,860
MBNA Credit Card Master Note Trust,                                                2,000                 2,069
Series 2002-1, Class C, 6.80% 2014
L.A. Arena Funding, LLC, Series 1,                                                21,634                23,126
Class A, 7.656% 2026 (1)
Continental Airlines, Inc.:
 Series 1998-3, Class C-1, 7.08% 2004                                                658                   630
 Series 1996, Class A, 6.94% 2015                                                  6,886                 6,892
 Series 2001-1, Class B,  7.373% 2015                                              6,000                 5,505
 Series 1996, Class C, 9.50% 2015                                                  4,973                 4,582
 Series 2000-1, Class A-1, 8.048% 2022                                             4,235                 4,189
GS Mortgage Securities Corp. II, Series                                           20,000                20,871
1998-C1, Class D, 7.233% 2030 (7)
GMAC Commercial Mortgage Securities, Inc.,                                        20,750                19,580
Series 1997-C2, Class E, 7.624% 2029
Team Fleet Financing Corp.:  (1)
 Series 1996-1, Class A, 6.65% 2002                                                   17                    17
 Series 1999-3, Class D, 7.60% 2003                                                7,000                 7,030
 Series 1998-3, Class A, 6.13% 2004                                                5,305                 5,040
 Series 2001-3, Class A, 2.737% 2005 (7)                                           6,750                 6,683
Bear Stearns Commercial Mortgage
Securities Inc.:
 Series 2002-HOME, Class A, 2.439%                                                 4,420                 4,420
2013 (1)  (7)
 Series 1999-C1, Class X, interest                                                85,538                 4,921
only, 1.05% 2031 (7)
 Series 2001-TOP2, Class A-2, 6.48% 2035                                           7,665                 8,239
First USA Credit Card Master Trust:  (1)
 Series 1997-4, Class A, 2.839% 2010 (7)                                           6,500                 6,271
 Series 1998-6, Class C, 6.16% 2011                                                2,000                 2,073
 Series 1998-2, Class C, 6.80% 2011                                                8,500                 8,787
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                              7,500                 7,650
 Series 2002-1, Class C, 6.20% 2010                                                8,850                 9,056
Collateralized Mortgage Obligation Trust,                                         16,346                16,342
 Series 63, Class Z, 9.00% 2020
AmSouth Auto Trust, Series 2000-1,                                                14,260                15,128
Class C, 7.44% 2007
First Union-Lehman Brothers-Bank of America                                       13,731                14,609
Commercial Mortgage Trust, Series 1998-C2,
6.28% 2035
Deutsche Mortgage & Asset Receiving Corp.,                                        13,751                14,573
Series 1998-C1, Class A-1, 6.22% 2031
U.S. Airways Pass Through Trust:
 Series 2000-1, Class G, MBIA Insured, 8.11% 2017                                  2,030                 2,099
 Series 2000-3, Class G, 7.89% 2020                                                3,388                 3,474
 Series 2001-1, Class G, 7.076% 2022                                               7,726                 7,849
Pegasus Aviation Lease Securitization,                                            19,000                13,300
Series 2000-1, Class A-2, 8.37% 2030 (1)
PRIME Capital Hurricane Ltd. 8.36% 2004 (1)  (7)                                  12,500                12,438
Jet Equipment Trust:  (1)
 Series 1995-B, Class A, 7.63% 2012                                                3,278                 1,739
 Series 1995-A, Class B, 8.64% 2015                                                8,095                 4,458
 Series 1995-B, Class C, 9.71% 2015                                                5,500                 2,475
 Series 1995-A, Class C, 10.69% 2015                                               5,000                 2,200
CS First Boston Mortgage Securities Corp.,                                         9,827                10,438
Series 1998-C1, Class A-1A, 6.26% 2040
Consumer Credit Reference Index
Securities Program Trust:  (1)
 Series 2002-2, 6.99% 2007 (7)                                                     5,000                 4,974
 Series 2002-2, 10.421% 2007                                                       5,000                 5,222
American Airlines, Inc., Series 2001-2,                                           10,000                 9,939
Class A-3, 8.608% 2012
Pass-through Amortizing Credit Card Trusts:  (1)
 Series 2002-1, Class A-2FX, 4.685% 2012                                           5,815                 5,845
 Series 2002-1, Class A-3FX, 6.298% 2012                                           3,877                 3,914
SMA Finance Co., Inc., Series 1998-C1,                                             9,383                 9,583
Class A-1, 6.27% 2032 (1)
NPF XII, Inc.:  (1)
 Series 1999-3, Class B, 2.789% 2003 (7)                                           3,000                 3,001
 Series 2001-1, Class A, 2.389% 2004 (7)                                           5,000                 5,002
 Series 2001-3, Class A, 5.52% 2007                                                1,000                   996
Mediterranean Re PLC 7.776% 2005 (7)                                               9,000                 8,955
Metris Master Trust:  (7)
 Series 1997-2, Class C, 2.89% 2006 (1)                                            5,000                 5,004
 Series 2001-1, Class B, 2.64% 2007                                                1,000                 1,000
 Series 2001-4, Class B, 3.24% 2008                                                3,000                 2,930
Holmes Financing (No.2) PLC,                                                       5,750                 5,751
Series 1, Class C, 3.06% 2040 (7)
Holmes Financing (No.3) PLC, Series 1,                                             1,750                 1,750
Class C, 3.06% 2040 (7)
Holmes Financing (No.5) PLC, Series 1,                                             1,250                 1,251
Class C, 3.21% 2040 (7)
GE Capital Mortgage Services, Inc.,                                                8,324                 8,659
Series 1994-9, Class A-9, 6.50% 2024
Lease Investment Flight Trust, Series 2001-1,                                      9,607                 8,647
 Class B-1, 2.959% 2031 (7)
Airplanes Pass Through Trust:
 Class B, 2.339% 2019 (7)                                                         11,240                 5,058
 Class 1-C, 8.15% 2019 (4)                                                        11,894                 3,568
Aesop Funding II LLC, Series 2002-A, Class A-1,                                    7,925                 8,001
AMBAC Insured, 3.85% 2006 (1)
NeHi, Inc. 5.999% 2003 (1)  (7)                                                    8,000                 8,000
Morgan Stanley Dean Witter Capital I Trust,                                        7,323                 7,529
Series 2002-HQ, Class A-1, 4.59% 2034
Banco Itau SA 2.98% 2007 (1)  (7)                                                  7,300                 7,261
PNC Mortgage Securities Corp., Series 1998-10,                                     6,686                 7,044
Class 1-B1, 6.50% 2028 (1)
Structured Asset Securities Corp.:  (7)
 Series 1998-RF2, Class A, 8.521% 2027 (1)                                         1,310                 1,424
 Series 1998-RF1, Class A, 8.666% 2027 (1)                                         1,002                 1,093
 Series 1999-BC1, Class M2, 3.137% 2029                                            4,256                 4,291
Morgan Stanley Capital I, Inc., Series 1998-WF2,                                   6,318                 6,727
 Class A-1, 6.34% 2030
Residential Reinsurance 2001 Ltd. 6.888%                                           6,000                 5,991
2004 (1)  (7)
Residential Reinsurance 2002 Ltd. 6.799%                                             500                   500
 2005 (1)  (7)
Tobacco Settlement Financing Corp.,                                                6,064                 6,152
Series 2001-A, 6.36% 2025
America West Airlines, Inc., Series 2000-1,                                        5,694                 6,106
Class G, AMBAC Insured, 8.057% 2022
First Nationwide Trust, Series 1999-2,                                             5,844                 6,024
Class 1PA-1, 6.50% 2029
Pioneer Ltd. 2002-1, Series D-A,                                                   6,000                 5,969
3.62% 2006 (1)  (7)
Santa Barbara Bank & Trust Automobile Loan                                         5,794                 5,871
Securitization Corp., Series 2001-A,
Class A, 6.13% 2007 (1)
Delta Air Lines, Inc., Series 1992-A2,                                             5,000                 4,851
9.20% 2014
Chase Commercial Mortgage Securities Corp.,                                        4,840                 5,108
Series 1998-1, Class A-1, 6.34% 2030
Rental Car Finance Corp.:  (1)
 Series 1997-1, Class C-2, 2.787% 2005 (7)                                         2,000                 1,979
 Series 1999-1A, Class D, 7.10% 2007                                               2,500                 2,532
Metropolitan Asset Funding, Inc., Series                                           4,669                 4,284
1998-A, Class B-1, 7.728% 2014 (1)
Residential Funding Mortgage Securities I, Inc.,                                   3,825                 4,049
Series 1998-S17, Class M-1, 6.75% 2028
Madison Avenue Manufactured Housing Contract                                       4,000                 4,000
Trust, Series 2002-A, Class M-1, 3.29% 2032 (7)
CS First Boston Mortgage Securities Corp.,                                         3,882                 3,981
Series 2001-CK6, Class A-1, 4.393% 2006
Providian Master Trust, Series 2000-1,                                             4,000                 3,817
Class C, 2.989% 2009 (1)  (7)
United Air Lines, Inc.,                                                            5,000                 3,379
Series 1996-A2, 7.87% 2019
H.S. Receivables Corp., Series 1999-1,                                             3,125                 3,210
Class A, 8.13% 2006 (1)
Nebhelp Trust, Student Loan Interest                                               2,949                 3,115
Margin Securities, Series 1998-1,
Class A, MBIA Insured, 6.68% 2016 (1)
Capital One Master Trust, Series 1999-1,                                           2,500                 2,654
 Class C, 6.60% 2007 (1)
Financial Asset Securitization, Inc.,                                              2,392                 2,480
Series 1997-NAM1, Class B-1, 7.75% 2027
Aircraft Finance Trust, Series 1999-1,                                             2,474                 2,434
Class A-2, 2.339% 2024 (7)
DLJ Mortgage Acceptance Corp., Series 1997-CF1,                                    1,746                 1,832
 Class A-1A, 7.40% 2006 (1)
Security National Mortgage Loan Trust,                                             1,680                 1,715
Series 2001-3A, Class A-2, 5.37% 2014 (1)
Western Capital Ltd. 7.021% 2003 (1)  (7)                                          1,700                 1,692

Northwest Airlines, Inc., Series 1999-3,                                             928                 1,016
 Class G, 7.935% 2020
Grupo Financiero Banamex-Accival, SA                                                 366                   365
de CV 0% 2002 (1)                                                                                      661,277


FEDERAL AGENCY OBLIGATIONS: MORTGAGE
PASS-THROUGHS   (9) -  1.51%
Government National Mortgage Assn.:
5.50% 2017                                                                        13,343                13,580
6.00% 2032                                                                        36,835                37,284
7.00% 2022 - 2031                                                                 23,814                24,872
7.50% 2017 - 2030                                                                 56,612                60,016
8.00% 2017 - 2023                                                                  6,538                 7,000
8.50% 2017 - 2021                                                                  1,790                 1,941
9.00% 2016                                                                           292                   317
9.50% 2009 - 2021                                                                  3,085                 3,433
10.00% 2020 - 2025                                                                21,970                24,928
Fannie Mae:
5.50% 2016                                                                        19,033                19,253
6.00% 2016 - 2032                                                                 32,265                32,873
6.50% 2031 - 2032                                                                 20,576                21,142
7.00% 2016 - 2031                                                                 31,167                32,482
7.50% 2023 - 2031                                                                  7,472                 7,888
8.00% 2024                                                                         1,198                 1,292
9.00% 2010                                                                         1,159                 1,275
9.50% 2022                                                                         1,705                 1,885
10.00% 2018 - 2025                                                                 3,436                 3,890
Freddie Mac:
6.00% 2032                                                                        19,614                19,792
8.50% 2008 - 2010                                                                  1,628                 1,724
9.00% 2007                                                                         1,042                 1,092
11.00% 2018                                                                        1,408                 1,623
                                                                                                       319,582

FEDERAL AGENCY OBLIGATIONS: COLLATERALIZED
MORTGAGE OBLIGATIONS  (9)  -  0.29%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                            13,000                13,336
 Series 1996-4, Class ZA, 6.50% 2022                                                 892                   892
 Series 2001-4, Class GA, 10.054% 2025 (7)                                         5,051                 5,940
 Series 2001-4, Class NA, 11.717% 2025 (7)                                           426                   511
 Series 2002-W3, Class A-5, 7.50% 2028                                             4,785                 5,110
 Series 2001-20, Class E, 9.594% 2031 (7)                                          5,275                 6,105
 Series 2001-T10, Class A-1, 7.00% 2041                                            5,862                 6,144
 Series 2001-50, Class BA, 7.00% 2041                                              9,394                 9,990
 Series 2002-W1, Class 2A, 7.50% 2042                                             10,459                11,153
Freddie Mac:
 Series 178, Class Z, 9.25% 2021                                                     762                   801
 Series 2289-NB, 11.044% 2022 (7)                                                  1,158                 1,369
                                                                                                        61,351

OTHER FEDERAL AGENCY OBLIGATIONS  -  0.28%
Fannie Mae:
 6.50% 2004                                                                        8,000                 8,628
 Medium Term Notes, 6.75% 2028                                                    20,000                19,648
 7.25% 2030                                                                       11,750                13,687
Federal Home Loan Bank Bonds 4.125% 2004                                          16,460                16,985
                                                                                                        58,948

GOVERNMENT & GOVERNMENTAL AUTHORITIES
(EXCLUDING U.S.)  -  0.42%
United Mexican States Government
Eurobonds, Global:
 8.375% 2011                                                                       2,660                 2,749
 7.50% 2012                                                                        4,675                 4,622
 11.375% 2016                                                                     19,684                23,768
 8.125% 2019                                                                       4,580                 4,328
 8.30% 2031                                                                        1,965                 1,825
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (7)                                              711                   571
 10.75% 2020                                                                       1,250                 1,253
 8.875% 2027                                                                      11,500                10,379
 9.375% 2029                                                                       5,000                 5,013
Turkey (Republic of) 12.375% 2009                                                 10,000                 8,925
Poland (Republic of), Past Due Interest                                            8,820                 8,923
Bond, Bearer 6.00% 2014 (7)
Philippines (Republic of) 8.875% 2008                                              6,000                 6,195
Russian Federation 5.00% 2030 (7)                                                  4,770                 3,226
Brazil (Federal Republic of), Debt
Conversion Bond, Series L:
 Bearer, 3.125% 2012 (7)                                                           5,000                 2,013
 3.125% 2012 (7)                                                                   2,500                 1,006
Dominican Republic 9.50% 2006 (1)                                                  2,135                 2,236
Banque Centrale de Tunisie 7.375% 2012                                             1,500                 1,489
Venezuela (Republic of):
 Eurobond 2.875% 2007 (7)                                                            655                   473
 9.25% 2027                                                                          915                   567
                                                                                                        89,561

DEVELOPMENT AUTHORITIES  -  0.02%
CorporaciOn Andina de Fomento 6.875% 2012                                          4,000                 4,063


U.S. TREASURY NOTES & BONDS  -  2.88%
6.375% August 2002                                                                10,000                10,018
5.25% May 2004                                                                    15,000                15,833
7.25% May 2004                                                                   160,000               174,456
7.50% February 2005                                                               25,000                28,043
5.75% November 2005                                                              140,000               152,282
3.375% January 2007  (10)                                                         36,883                38,900
4.375% May 2007                                                                   50,000                52,008
3.625% January 2008  (10)                                                         72,340                76,885
10.00% May 2010                                                                   20,000                23,772
5.00% February 2011                                                                9,000                 9,414
Principal Strip 0% November 2011                                                  20,595                13,232
8.875% August 2017                                                                10,025                13,879
Principal Strip 0% November 2027                                                  11,670                 2,728
                                                                                                       611,450


Total bonds & notes (cost: $7,085,179,000)                                                           5,870,199



                                                                                     Principal         Market
                                                                                        amount          value
Short-term securities                                                                    (000)          (000)

Corporate short-term notes  -  7.07%
Coca-Cola Co. 1.75%-1.76% due 8/1-8/29/2002                                 $     75,740               $75,682
Abbott Laboratories 1.73%-1.74%                                                   75,000                74,901
due 8/15-9/10/2002 (1)
ChevronTexaco Corp. 1.73%-1.78%                                                   75,000                74,899
due 8/12-9/17/2002
Alcoa Inc. 1.76% due 8/27-9/10/2002                                               75,000                74,867
IBM Credit Corp. 1.74%-1.75% due 9/3-9/18/2002                                    75,000                74,858
Procter & Gamble Co. 1.74% due 9/9/2002 (1)                                       75,000                74,855
Wells Fargo & Co. 1.75%-1.78% due 8/20-9/24/2002                                  75,000                74,847
Corporate Asset Funding Co. Inc. 1.74%-1.80%                                      75,000                74,838
 due 8/22-10/10/2002 (1)
Edison Asset Securitization LLC 1.74%-1.78%                                       75,000                74,836
 due 9/6-9/24/2002 (1)
American Express Credit Corp. 1.75%-1.76%                                         75,000                74,816
 due 9/16-9/26/2002
Johnson & Johnson 1.75%-1.76% due                                                 71,000                70,720
9/30-10/31/2002 (1)
Triple-A One Funding Corp. 1.76%-1.77%                                            60,000                59,955
 due 8/5-8/26/2002 (1)
Schlumberger Technology Corp. 1.75%-1.78%                                         56,300                56,221
due 8/16-9/9/2002 (1)
Pfizer Inc 1.73%-1.74% due 8/1-8/22/2002 (1)                                      50,000                49,985
Executive Jet Inc. 1.76%-1.77% due                                                50,000                49,959
8/8-9/5/2002 (1)
Household Finance Corp. 1.75% due 8/19/2002                                       50,000                49,954
General Dynamics Corp. 1.72% due                                                  50,000                49,953
 8/19-8/20/2002 (1)
Gannett Co. 1.75%-1.76% due 8/12-9/13/2002 (1)                                    50,000                49,931
AIG Funding, Inc. 1.75%-1.76% due 9/23/2002                                       50,000                49,868
Emerson Electric Co. 1.73%-1.74%                                                  49,000                48,914
due 8/26-9/12/2002 (1)
Motiva Enterprises LLC 1.75% due 8/6-9/13/2002                                    45,675                45,615
Private Export Funding Corp. 1.81%                                                41,800                41,662
 due 10/3-10/8/2002 (1)
Scripps (E.W.) Co. 1.77% due 8/14/2002 (1)                                        30,000                29,979
Catepillar Financial Services Corp.                                               26,300                26,249
1.74%-1.76% due 8/26-9/17/2002
Kimberly-Clark Corp. 1.75% due 8/27/2002 (1)                                      25,000                24,967
Medtronic Inc. 1.74% due 8/2/2002 (1)                                             24,700                24,698
Estee Lauder Companies Inc.                                                       23,200                23,158
 1.75% due 9/6/2002 (1)
                                                                                                     1,501,187

Federal agency discount notes  -  6.44%
Fannie Mae 1.71%-1.91% due 8/5-10/23/2002                                        800,627               799,187
Freddie Mac 1.67%-1.85% due 8/2-9/26/2002                                        285,750               285,374
Freddie Mac 1.73% due 10/3/2002 (11)                                              50,000                49,848
Federal Home Loan Banks 1.68%-1.76%                                              176,195               175,888
 due 8/12-10/4/2002
Federal Farm Credit Banks 1.73% due 8/13/2002                                     30,150                30,131
Sallie Mae 1.762% due 12/19/2002 (7)                                              25,000                25,001
                                                                                                     1,365,429

U.S. Treasuries  -  0.28%
U.S. Treasury Bills 1.675%-1.721%                                                 60,000                59,832
 due 9/5-10/17/2002

                                                                                                        59,832


Total short-term securities                                                                          2,926,448
 (cost: $2,926,442,000)

Total investment securities                                                                         21,055,277
(cost: $22,218,059,000)
New Taiwanese Dollar (cost: $2,997,000)                                       NT$104,784                 3,127

Excess of cash and receivables over payables                                                           165,051

Net assets                                                                                         $21,223,455

(1) Purchased in a private placement transaction;
 resale may be limited to qualified institutional
     buyers; resale to the public
    may require registration.
(2) Company not making interest payments;
    bankruptcy proceedings pending.
(3) Non-income-producing security.
(4) Valued under procedures adopted by the authority of the Board of Directors.
(5) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(6)The fund owns 13.27% and 7.42% of the outstanding voting securities of Wilshire
Financial Services and Clarent Hospital, respectively, and thus is considered an affiliate of these companies under the
 Investment Company Act of 1940.
(7) Coupon rate may change periodically.
(8) Step bond; coupon rate will increase at a later date.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Income Fund of America
Annual Reporting Period 7/31/2002

Equity securities added
   since January 31, 2002

Amcor
CenturyTel
Computer Associates International
Cypress Semiconductor
Deere
Deutsche Telekom
Enbridge
Ford Motor Company Capital Trust
Gap
General Electric
Land Securities
National Grid
Northrop Grumman
RF Micro Devices
Swisscom AG
Telefonos de Mexico
Toys "R" Us

Equity securities eliminated
    since January 31, 2002

Adaptec
Bank of Ireland
Clorox
CMS Energy
Entergy
Fannie Mae
Glycomed
Ingersoll-Rand
McCaw International
National Australia Bank
Newell Financial Trust
New Jersey Resources
Pall
Pennzoil-Quaker State
PETsMART
Royal Caribbean Cruises
South Jersey Industries
St. Paul Companies
TranSwitch
Waste Management
WorldCom

The Income Fund of America
Financial statements
(dollars and shares in thousands,
except per-share amounts)
Statement of assets and liabilities
at July 31, 2002
Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $22,189,867)                                              $21,045,699
  Affiliated issuers (cost: $28,192)                                                          9,578     $21,055,277
 Cash denominated in non-U.S. currencies
  (cost: $2,997)                                                                                              3,127
 Cash                                                                                                         9,061
 Receivables for:
  Sales of investments                                                                       33,703
  Sales of fund's shares                                                                     67,522
  Dividends and interest                                                                    159,356         260,581
                                                                                                         21,328,046
Liabilities:
 Payables for:
  Purchases of investments                                                                   73,907
  Repurchases of fund's shares                                                               15,657
  Investment advisory services                                                                4,842
  Services provided by affiliates                                                             9,111
  Deferred Directors' compensation                                                              952
  Other fees and expenses                                                                       122         104,591
Net assets at July 31, 2002                                                                             $21,223,455

Net assets consist of:
 Capital paid in on shares of capital stock                                                             $22,168,777
 Undistributed net investment income                                                                        195,610
 Undistributed net realized gain                                                                             21,292
 Net unrealized depreciation                                                                             (1,162,224)
Net assets at July 31, 2002                                                                             $21,223,455

Total authorized capital stock -
3,000,000 shares, $.001 par value

                                                                                                          Net asset
                                                                                             Shares       value per
                                                                         Net assets     outstanding       share (1)

Class A                                                                  $19,584,675      1,352,002          $14.49
Class B                                                                     800,067          55,473           14.42
Class C                                                                     614,509          42,645           14.41
Class F                                                                     155,855          10,767           14.47
Class 529-A                                                                  24,491           1,692           14.48
Class 529-B                                                                   6,565             454           14.46
Class 529-C                                                                  12,114             837           14.46
Class 529-E                                                                   1,013              70           14.47
Class R-1                                                                       169              12           14.47
Class R-2                                                                       900              62           14.48
Class R-3                                                                     1,034              71           14.48
Class R-4                                                                         1             -*            14.49
Class R-5                                                                    22,062           1,523           14.49
* Amount less than one thousand.
(1) Maximum offering price and redemption
price per share were equal to the net asset
 value per share for all share classes,
except for Class A and Class 529-A, for
which the maximum offering prices per
share were $15.37 and $15.36, respectively.


See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2002
Investment income:
(dollars in thousands)
 Income:
  Dividends (net of non-U.S. withholding
            tax of $9,358)                                                                 $455,896
  Interest (net of non-U.S. withholding
            tax of $4)                                                                      654,003      $1,109,899

 Fees and expenses:
  Investment advisory services                                                               57,695
  Distribution services                                                                      57,916
  Transfer agent services                                                                    13,675
  Administrative services                                                                       782
  Reports to shareholders                                                                       705
  Registration statement and prospectus                                                         767
  Postage, stationery and supplies                                                            1,948
  Directors' compensation                                                                       130
  Auditing and legal                                                                             92
  Custodian                                                                                   1,343
  State and local taxes                                                                           1
  Other                                                                                          16         135,070
 Net investment income                                                                                      974,829

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments (including $430 net loss from                                                  29,921
 affiliates)
  Non-U.S. currency transactions                                                               (397)         29,524
 Net unrealized (depreciation) appreciation on:
  Investments                                                                            (2,479,686)
  Non-U.S. currency translations                                                                393      (2,479,293)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                 (2,449,769)
Net decrease in net assets resulting
 from operations                                                                                         (1,474,940)



See Notes to Financial Statements





Statement of changes in net assets                                                      (dollars in      thousands)

                                                                                         Year ended      Year ended
                                                                                           July 31,        July 31,
                                                                                                2002            2001
Operations:
 Net investment income                                                                     $974,829        $968,199
 Net realized gain on investments and
  non-U.S. currency transactions                                                             29,524         218,923
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                      (2,479,293)      1,501,194
  Net (decrease) increase in net assets
   resulting from operations                                                             (1,474,940)      2,688,316

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                   (1,050,096)       (925,988)
  Distributions from net realized gain
   on investments                                                                          (198,717)       (542,063)
    Total dividends and distributions paid
     to shareholders                                                                     (1,248,813)     (1,468,051)

Capital share transactions                                                                4,062,994         532,920

Total increase in net assets                                                              1,339,241       1,753,185

Net assets:
 Beginning of year                                                                       19,884,214      18,131,029
 End of year (including
  undistributed
  net investment income: $195,610 and $271,279,
  respectively)                                                                         $21,223,455     $19,884,214



See Notes to Financial Statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the

Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS                  INITIAL          CONTINGENT DEFERRED SALES CHARGE UPON   CONVERSION FEATURE
                             SALES CHARGE     REDEMPTION

Class A and                  Up to 5.75%      None                      None
Class 529-A

Class B and                  None             Declines from 5% to       Class B and Class 529-B
Class 529-B                                   zero for redemptions      convert to Class A and Class
                                              within six years of       529-A, respectively, after
                                              purchase                  eight years

Class C                      None             1% for redemptions        Class C converts to Class F
                                              within one year of        after 10 years
                                              purchase

Class 529-C                  None             1% for redemptions        None
                                              within one year of
                                              purchase

Class 529-E                  None             None                      None

Class F and                  None             None                      None
Class 529-F*

Class R-1,                   None             None                      None
Class R-2,                                                              * As of July 31, 2002, there were no Class 529-F shares
outstanding.
Class R-3,
Class R-4 and
Class R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

  CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2002, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $22,236,466,000.

During the year ended July 31, 2002, the fund reclassified $6,636,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                  (dollars in thousands)

Undistributed net investment income and currency gains            $191,932

Loss deferrals related to non-U.S. currency                       (63)

Undistributed long-term gains                                     33,026

Gross unrealized appreciation                                     1,757,158

Gross unrealized depreciation                                     (2,935,220)


The tax character of distributions paid was as follows (dollars in thousands):


Year ended July 31, 2002
                                                                    Distributions
                                                                             from
                                                                         ordinary                     Distributions
                                                                           income                              from
                                                                   Net investment                         long-term            Total
                                                                       income and       Short-term          capital    distributions
Share class                                                        currency gains    capital gains            gains             paid
Class A                                                              $  1,007,745              -        $   191,617      $ 1,199,362
Class B                                                                    23,194              -              4,250           27,444
Class C                                                                    14,345              -              2,257           16,602
Class F                                                                     4,225              -                593            4,818
Class 529-A(1)                                                                265              -                -                265
Class 529-B(1)                                                                 59              -                -                 59
Class 529-C(1)                                                                119              -                -                119
Class 529-E(1)                                                                  7              -                -                  7
Class R-2(2)                                                                    1              -                -                  1
Class R-3(2)                                                                    1              -                -                  1
Class R-5(2)                                                                  135              -                -                135
Total                                                                $  1,050,096              -        $   198,717      $ 1,248,813

Year ended July 31, 2001
                                                                    Distributions
                                                                             from
                                                                         ordinary                     Distributions
                                                                           income                              from
                                                                   Net investment                         long-term            Total
                                                                       income and       Short-term          capital    distributions
Share class                                                        currency gains    capital gains            gains             paid
Class A                                                              $    920,822              -        $   540,219      $ 1,461,041
Class B                                                                     4,447              -              1,844            6,291
Class C(3)                                                                    558              -                -                558
Class F(3)                                                                    161              -                -                161
Total                                                                $    925,988              -        $   542,063      $ 1,468,051

(1) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
February 15, 2002.
(2) Class R-2, Class R-3 and Class R-5 shares were offered beginning May 15, 2002.
(3) Class C and Class F shares were offered beginning March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross investment income. For the year ended July 31, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.274% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

SHARE CLASS                         CURRENTLY APPROVED LIMITS          PLAN LIMITS

Class A                             0.25%                              0.25%

Class 529-A                         0.25                               0.50

Class B and Class 529-B             1.00                               1.00

Class C, Class 529-C and            1.00                               1.00
Class R-1

Class R-2                           0.75                               1.00

Class 529-E and Class R-3           0.50                               0.75

Class F, Class 529-F and            0.25                               0.50
Class R-4


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $8,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended July 31, 2002, the total fees absorbed by CRMC were less than one thousand dollars.. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the year ended July 31, 2002 , were as follows (dollars in thousands):


SHARE CLASS      DISTRIBUTION SERVICES       TRANSFER AGENT SERVICES        ADMINISTRATIVE SERVICES

Class A          $49,017                     $13,267                        Not applicable

Class B          5,306                       408                            Not applicable

Class C          3,324                       Included                       $595
                                             in
                                             administrative services

Class F          211                                                        157

Class 529-A      14                                                         14

Class 529-B      14                                                         4

Class 529-C      28                                                         8

Class 529-E      1                                                          1

Class R-1        -*                                                         -*

Class R-2        1                                                          -*

Class R-3        -*                                                         -*

Class R-4        -*                                                         -*

Class R-5        Not applicable                                             3


*Amount less than one thousand. 0

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended July 31, 2002


Share class                                                                               Sales(1)
                                                                                            Amount       Shares
Class A                                                                             $    4,014,525      254,045
Class B                                                                                    667,318       42,284
Class C                                                                                    623,811       39,565
Class F                                                                                    168,245       10,662
Class 529-A(2)                                                                              26,537        1,683
Class 529-B(2)                                                                               7,163          454
Class 529-C(2)                                                                              13,275          838
Class 529-E(2)                                                                               1,093           70
Class R-1(3)                                                                                   176           12
Class R-2(3)                                                                                   995           68
Class R-3(3)                                                                                 1,090           73
Class R-4(3)                                                                                     1          -*
Class R-5(3)                                                                                23,743        1,540
Total net increase (decrease) in fund                                               $    5,547,972      351,294

                                                                                  Reinvestments of
                                                                                     dividends and
Share class                                                                          distributions
                                                                                            Amount       Shares
Class A                                                                             $    1,046,600       66,915
Class B                                                                                     23,902        1,531
Class C                                                                                     14,509          930
Class F                                                                                      4,063          259
Class 529-A(2)                                                                                 265           17
Class 529-B(2)                                                                                  59            4
Class 529-C(2)                                                                                 119            8
Class 529-E(2)                                                                                   7          -*
Class R-1(3)                                                                                   -            -
Class R-2(3)                                                                                     1          -*
Class R-3(3)                                                                                     1          -*
Class R-4(3)                                                                                   -            -
Class R-5(3)                                                                                   135            9
Total net increase (decrease) in fund                                               $    1,089,661       69,673



Share class                                                                         Repurchases(1)
                                                                                            Amount       Shares
Class A                                                                             $   (2,441,845)    (156,045)
Class B                                                                                    (58,671)      (3,834)
Class C                                                                                    (49,716)      (3,273)
Class F                                                                                    (23,525)      (1,521)
Class 529-A(2)                                                                                (136)          (8)
Class 529-B(2)                                                                                 (64)          (4)
Class 529-C(2)                                                                                (130)          (9)
Class 529-E(2)                                                                                 (10)         -*
Class R-1(3)                                                                                    (1)         -*
Class R-2(3)                                                                                   (87)          (6)
Class R-3(3)                                                                                   (30)          (2)
Class R-4(3)                                                                                   -            -
Class R-5(3)                                                                                  (424)         (26)
Total net increase (decrease) in fund                                               $   (2,574,639)    (164,728)

Share class                                                                           Net increase
                                                                                            Amount       Shares
Class A                                                                             $    2,619,280      164,915
Class B                                                                                    632,549       39,981
Class C                                                                                    588,604       37,222
Class F                                                                                    148,783        9,400
Class 529-A(2)                                                                              26,666        1,692
Class 529-B(2)                                                                               7,158          454
Class 529-C(2)                                                                              13,264          837
Class 529-E(2)                                                                               1,090           70
Class R-1(3)                                                                                   175           12
Class R-2(3)                                                                                   909           62
Class R-3(3)                                                                                 1,061           71
Class R-4(3)                                                                                     1          -*
Class R-5(3)                                                                                23,454        1,523
Total net increase (decrease) in fund                                               $    4,062,994      256,239




Year ended July 31, 2001


Share class                                                                               Sales(1)
                                                                                            Amount       Shares
Class A                                                                             $    1,859,810      115,592
Class B                                                                                    222,282       13,796
Class C(4)                                                                                  88,306        5,434
Class F(4)                                                                                  25,336        1,555
Total net increase (decrease) in fund                                               $    2,195,734      136,377


                                                                                  Reinvestments of
                                                                                     dividends and
Share class                                                                          distributions
                                                                                            Amount       Shares
Class A                                                                             $    1,286,543       82,607
Class B                                                                                      5,514          351
Class C(4)                                                                                     481           29
Class F(4)                                                                                     139            8
Total net increase (decrease) in fund                                               $    1,292,677       82,995



Share class                                                                         Repurchases(1)
                                                                                            Amount       Shares
Class A                                                                             $   (2,943,300)    (184,559)
Class B                                                                                     (8,332)        (520)
Class C(4)                                                                                    (669)         (41)
Class F(4)                                                                                  (3,190)        (196)
Total net increase (decrease) in fund                                               $   (2,955,491)    (185,316)

Share class                                                                           Net increase
                                                                                            Amount       Shares
Class A                                                                             $      203,053       13,640
Class B                                                                                    219,464       13,627
Class C(4)                                                                                  88,118        5,422
Class F(4)                                                                                  22,285        1,367
Total net increase (decrease) in fund                                               $      532,920       34,056




*Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and
Class 529-E shares were offered beginning
February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and
Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning
March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of July 31, 2002, the total value of restricted securities was $2,286,414,000, which represents 10.77% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $9,896,717,000 and $6,715,252,000, respectively, during the year ended July 31, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2002, the custodian fee of $1,343,000 includes $158,000 that was offset by this reduction, rather than paid in cash.

Financial Highlights (1)






                                                                         Net asset
                                                                             value,
                                                                          beginning
                                                                          of period
Class A:
 Year ended 07/31/2002                                                       $16.44
 Year ended 07/31/2001                                                         15.43
 Year ended 07/31/2000                                                         17.51
 Year ended 07/31/1999                                                         18.25
 Year ended 07/31/1998                                                         18.59
Class B:
 Year ended 07/31/2002                                                         16.39
 Year ended 07/31/2001                                                         15.39
 Period from 3/15/2000 to 07/31/2000                                           14.93
Class C:
 Year ended 07/31/2002                                                         16.37
 Period from 03/15/2001 to 07/31/2001                                          15.85
Class F:
 Year ended 07/31/2002                                                         16.44
 Period from 03/15/2001 to 07/31/2001                                          15.89
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                          15.76
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                          15.63
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                          15.63
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                          15.81
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            0.00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                          15.65
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                          16.26
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                          16.09
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                          15.25
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                          16.31

                                                                             Income
                                                                               from
                                                                         investment
                                                                     operations (2)
                                                                                         Net(losses)
                                                                                            gains on
                                                                                          securities
                                                                               Net             (both      Total from
                                                                         investment     realized and       investment
                                                                             income      unrealized)       operations
Class A:
 Year ended 07/31/2002                                                         $.74           $(1.73)           $(.99)
 Year ended 07/31/2001                                                          .83             1.46             2.29
 Year ended 07/31/2000                                                          .88            (1.28)            (.40)
 Year ended 07/31/1999                                                          .88              .45             1.33
 Year ended 07/31/1998                                                          .85             1.11             1.96
Class B:
 Year ended 07/31/2002                                                          .61            (1.73)           (1.12)
 Year ended 07/31/2001                                                          .72             1.46             2.18
 Period from 3/15/2000 to 07/31/2000                                            .24              .41              .65
Class C:
 Year ended 07/31/2002                                                          .59            (1.71)           (1.12)
 Period from 03/15/2001 to 07/31/2001                                           .21              .48              .69
Class F:
 Year ended 07/31/2002                                                          .71            (1.73)           (1.02)
 Period from 03/15/2001 to 07/31/2001                                           .27              .48              .75
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                           .31            (1.20)            (.89)
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                           .25            (1.06)            (.81)
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                           .25            (1.06)            (.81)
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                           .27            (1.23)            (.96)
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00              .00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                           .06            (1.24)           (1.18)
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                           .09            (1.69)           (1.60)
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                           .09            (1.51)           (1.42)
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                           .08             (.84)            (.76)
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                           .15            (1.77)           (1.62)


                                                                          Dividends
                                                                                and
                                                                      distributions


                                                                          Dividends
                                                                          (from net    Distributions
                                                                         investment    (from capital            Total
                                                                            income)           gains)    distributions
Class A:
 Year ended 07/31/2002                                                        $(.80)           $(.16)           $(.96)
 Year ended 07/31/2001                                                         (.80)            (.48)           (1.28)
 Year ended 07/31/2000                                                         (.87)            (.81)           (1.68)
 Year ended 07/31/1999                                                         (.88)           (1.19)           (2.07)
 Year ended 07/31/1998                                                         (.82)           (1.48)           (2.30)
Class B:
 Year ended 07/31/2002                                                         (.69)            (.16)            (.85)
 Year ended 07/31/2001                                                         (.70)            (.48)           (1.18)
 Period from 3/15/2000 to 07/31/2000                                           (.19)               -             (.19)
Class C:
 Year ended 07/31/2002                                                         (.68)            (.16)            (.84)
 Period from 03/15/2001 to 07/31/2001                                          (.17)               -             (.17)
Class F:
 Year ended 07/31/2002                                                         (.79)            (.16)            (.95)
 Period from 03/15/2001 to 07/31/2001                                          (.20)               -             (.20)
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                          (.39)               -             (.39)
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                          (.36)               -             (.36)
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                          (.36)               -             (.36)
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                          (.38)               -             (.38)
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00              .00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                             -                -                -
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                          (.18)               -             (.18)
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                          (.19)               -             (.19)
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                             -                -                -
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                          (.20)               -             (.20)




                                                                         Net asset                        Net assets,
                                                                         value, end           Total     end of period
                                                                          of period        return(3)    (in millions)
Class A:
 Year ended 07/31/2002                                                       $14.49           (6.35)%         $19,585
 Year ended 07/31/2001                                                        16.44            15.53            19,519
 Year ended 07/31/2000                                                        15.43            (2.08)           18,102
 Year ended 07/31/1999                                                        17.51             7.79            23,012
 Year ended 07/31/1998                                                        18.25            11.32            22,113
Class B:
 Year ended 07/31/2002                                                        14.42            (7.14)              800
 Year ended 07/31/2001                                                        16.39            14.77               254
 Period from 3/15/2000 to 07/31/2000                                          15.39             4.33                29
Class C:
 Year ended 07/31/2002                                                        14.41            (7.17)              614
 Period from 03/15/2001 to 07/31/2001                                         16.37             4.35                89
Class F:
 Year ended 07/31/2002                                                        14.47            (6.56)              156
 Period from 03/15/2001 to 07/31/2001                                         16.44             4.71                22
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                         14.48            (5.83)               24
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                         14.46            (5.40)                7
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                         14.46            (5.40)               12
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                         14.47            (6.24)                1
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00                 0
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                         14.47            (7.54)           - (4)
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                         14.48            (9.95)                1
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                         14.48            (8.90)                1
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                         14.49            (4.98)           - (4)
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                         14.49            (9.99)               22

                                                                          Ratio of         Ratio of
                                                                           expenses       net income
                                                                         to average       to average
                                                                         net assets       net assets
Class A:
 Year ended 07/31/2002                                                          .61%            4.66%
 Year ended 07/31/2001                                                          .62             5.18
 Year ended 07/31/2000                                                          .63             5.52
 Year ended 07/31/1999                                                          .59             4.99
 Year ended 07/31/1998                                                          .59             4.75
Class B:
 Year ended 07/31/2002                                                         1.37             3.88
 Year ended 07/31/2001                                                         1.38             4.15
 Period from 3/15/2000 to 07/31/2000                                            .52             1.73
Class C:
 Year ended 07/31/2002                                                         1.48             3.77
 Period from 03/15/2001 to 07/31/2001                                           .62             1.28
Class F:
 Year ended 07/31/2002                                                          .73             4.52
 Period from 03/15/2001 to 07/31/2001                                           .31             1.58
Class 529-A:
 Period from 02/15/2002 to 07/31/2002                                           .37             2.02
Class 529-B:
 Period from 02/19/2002 to 07/31/2002                                           .71             1.62
Class 529-C:
 Period from 02/19/2002 to 07/31/2002                                           .70             1.63
Class 529-E:
 Period from 02/25/2002 to 07/31/2002                                           .45             1.79
Class 529-F:
 Period from x/xx/2002 to XX/XX/2002                                            .00              .00
Class R-1:
 Period from 06/17/2002 to 07/31/2002                                       .18 (5)              .42
Class R-2:
 Period from 05/31/2002 to 07/31/2002                                       .24 (5)              .66
Class R-3:
 Period from 06/04/2002 to 07/31/2002                                       .17 (5)              .61
Class R-4:
 Period from 06/27/2002 to 07/31/2002                                       .03 (5)              .52
Class R-5:
 Period from 05/15/2002 to 07/31/2002                                           .09              .97



Supplemental data - all classes

Year ended July 31                                                             2002             2001             2000

Portfolio turnover rate                                                          36%              44%              35%

                                                                               1999             1998

                                                                                 44%              35%
(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly,
may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on
shares outstanding on the last day of the year;
all other periods are
    based on average shares outstanding.
(3) Total returns exclude all sales charges,
including contingent deferred sales charges.
(4) Amount less than 1 million.
(5) During the start-up period for this class,
 CRMC voluntarily agreed to pay a portion of
the fees relating to transfer agency services.
    Had CRMC not paid such fees, expense ratios
would have been .32%, .29%, .19% and 5.11% for
Class R-1, Class R-2, Class R-3 and Class R-4,
    respectively. Such expense ratios are the
result of higher expenses during the start-up
period and are not indicative of expense ratios
expected in the future.

Independent Auditors' Report

To the Board of Directors and Shareholders of The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the "Fund"), including the investment portfolio, as of July 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 9, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended July 31, 2002, the fund paid a long-term capital gain distribution of $198,716,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 37% of the dividends paid by the fund from net investment income represent qualifying dividends.

Certain states may exempt from income taxaton that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 2% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


                                   PART C
                              OTHER INFORMATION
                        THE INCOME FUND OF AMERICA, INC.

ITEM 23. EXHIBITS
(a) On file (see SEC file nos. 811-1880 and 2-33371)
(b) On file (see SEC file nos. 811-1880 and 2-33371)
(c) On file (see SEC file nos. 811-1880 and 2-33371)
(d) On file (see SEC file nos. 811-1880 and 2-33371)
(e) On file (see SEC file nos. 811-1880 and 2-33371)
(f) None
(g) On file (see SEC file nos. 811-1880 and 2-33371)
(h) On file (see SEC file nos. 811-1880 and 2-33371)
(i) On file (see SEC file nos. 811-1880 and 2-33371)
(j) Consent of Independent Auditors
(k) None
(l) Not applicable to this filing
(m) On file (see SEC file nos. 811-1880 and 2-33371)
(n) On file (see SEC file nos. 811-1880 and 2-33371)
(o) None
(p) On file (see SEC file nos. 811-1880 and 2-33371)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

 None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  The Articles of Incorporation state:

  The Corporation shall indemnify (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws;
(b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with law.

  The By-Laws of the Corporation state:

            Section 5.01. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, may be indemnified by the Corporation against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding in the manner and on the terms provided by, and to the fullest extent authorized by, applicable state law, and shall be indemnified by the Corporation against such expenses, judgments, fines, and amounts in the manner and to the fullest extent required by applicable state law. However, no indemnification may be made under this section in the absence of a judicial or administrative determination absolving the prospective indemnitee of liability to the Corporation or its security holders unless, based upon a review of all material facts, (1) a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the proceeding, or (2) independent legal counsel in a written opinion, concludes that such person was not guilty of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties initiated in the conduct of his office.

  Section 5.02. No expenses incurred by a director, officer, employee, or agent of the Corporation in defending a civil or criminal action, suit, or proceeding to which he is a party may be paid or reimbursed by the Corporation in advance of the final disposition of such action, suit, or proceeding unless:

 (1) One of the following determines, on the basis of the facts then known to it, that there is reason to believe that indemnification would be permissible:

 (a) a majority of a quorum of disinterested non-party directors, or, if such a quorum cannot be obtained, a majority of a committee of two or more disinterested non-party directors duly designated to act in the matter by a majority vote of the full board;

 (b) special legal counsel selected by such a committee or such a quorum of disinterested non-party directors; or

 (c)  the stockholders; and

(2) the Corporation receives the following from the prospective recipient of the advance:

 (a) a written affirmation of his good faith belief that he met the standard of conduct necessary for indemnification; and

 (b) an undertaking to repay the advance if it is ultimately determined that he is not entitled to indemnification under this Article.

  Section 5.03. The Corporation is authorized to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under the provisions of this Article. Anything in this Article V to the contrary notwithstanding, however, the Corporation shall not pay for insurance which protects any director or officer against liabilities arising from action involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; provided, that any such insurance may cover any of such categories if it provides only for payment to the Corporation and/or third parties of any damages caused by a director or officer, and also provides that the insurance company would be subrogated to the rights of the Corporation to recover from the director or officer.

  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Registrant shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, Registrant undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                  (2)                    (3)



       NAME AND PRINCIPAL               POSITIONS AND OFFICES                POSITIONS AND OFFICES

          BUSINESS ADDRESS                WITH UNDERWRITER                     WITH REGISTRANT



       David L. Abzug                   Vice President                       None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                     Vice President                       None

       P.O. Box 7326

       Little Rock, AR 72217



       Robert B. Aprison                Vice President                       None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard               Vice President                       None



       Steven L. Barnes                 Senior Vice President                None

       7490 Clubhouse Road

       Suite 100

       Boulder, CO  80301



L      Nancy J. Batlin                  Vice President                       None



B      Carl R. Bauer                    Vice President                       None



       Michelle A. Bergeron             Senior Vice President                None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.              Regional Vice President              None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                  Senior Vice President                None

       P.O. Box 3529

       148 E. Shore Avenue

       Groton Long Point, CT 06340



       John A. Blanchard                Vice President                       None

       576 Somerset Lane

       Northfield, IL 60093



       Ian B. Bodell                    Senior Vice President                None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                Senior Vice President                None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       C. Alan Brown                    Vice President                       None

       4129 Laclede Avenue

       St. Louis, MO 63108



L      Sheryl M. Burford                Assistant Vice President             None



B      J. Peter Burns                   Vice President                       None



       Cody Callaway                    Regional Vice President              None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew C. Carlisle              Regional Vice President              None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian F. Carroll                Regional Vice President              None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                   Vice President                       None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                Senior Vice President                None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin            Senior Vice President                None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                 Vice President                       None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David D. Charlton                Senior Vice President                None



L      Larry P. Clemmensen              Director                             None



L      Kevin G. Clifford                Director, President and Co-Chief     None

                                        Executive Officer



H      Cheri Coleman                    Vice President                       None



       Ruth M. Collier                  Senior Vice President                None

       106 Central Park South, #10K

       New York, NY 10019



S      David Coolbaugh                  Vice President                       None



       Carlo O. Cordasco                Regional Vice President              None

       101 Five Forks Lane

       Hampton, VA 23669



B      Josie Cortez                     Assistant Vice President             None



       Thomas E. Cournoyer              Vice President                       None

       2333 Granada Boulevard

       Coral Gables, FL  33134



L      Michael D. Cravotta              Assistant Vice President             None



       Joseph G. Cronin                 Regional Vice President              None

       1281 Fiore

       Lake Forest, IL 60045



       William F. Daugherty             Regional Vice President              None

       1216 Highlander Way

       Mechanicsburg, PA 17050



       Guy E. Decker                    Regional Vice President              None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis             Vice President                       None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.            Regional Vice President              None

       91 Church Street

       East Aurora, NY 14052



L      Bruce L. DePriester              Senior Vice President                None



L      Dianne M. Dexter                 Assistant Vice President             None



       Thomas J. Dickson                Regional Vice President              None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella               Vice President                       None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                  Senior Vice President                None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                    Senior Vice President                None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                   Director, Executive Vice             None
                                        President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                Secretary                            None



       Michael J. Dullaghan             Regional Vice President              None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                 Senior Vice President                None



       Robert W. Durbin                 Vice President                       None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                 Senior Vice President                None



       Timothy L. Ellis                 Regional Vice President              None

       1441 Canton Mart Road,
       Suite 9

       Jackson, MS 39211



       John R. Fodor                    Senior Vice President                None

       15 Latisquama Road

       Southborough, MA  01772



L      Charles L. Freadhoff             Vice President                       None



       Daniel B. Frick                  Regional Vice President              None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                 Senior Vice President                None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda S. Gardner                 Vice President                       None



B      Lori Giacomini                   Assistant Vice President             None



B      Evelyn K. Glassford              Vice President                       None



       Jack E. Goldin                   Regional Vice President              None

       7995 Northwest 20th Street

       Pembroke Pines, FL 33024



       Jeffrey J. Greiner               Vice President                       None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.               Director                             Senior Vice President



B      Mariellen Hamann                 Vice President                       None



       Derek S. Hansen                  Regional Vice President              None

       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305



       David E. Harper                  Senior Vice President                None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                  Vice President                       None



       Robert J. Hartig, Jr.            Regional Vice President              None

       13563 Marjac Way

       McCordsville, IN 46055



       Steven J. Hipsley                Regional Vice President              None

       14 Dyer Switch Road

       Saratoga Springs, NY 12866



L      Russell K. Holliday              Vice President                       None



L      Kevin B. Hughes                  Assistant Vice President             None



       Ronald R. Hulsey                 Senior Vice President                None

       6202 Llano

       Dallas, TX  75214



       Robert S. Irish                  Vice President                       None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston              Director                             None

       630 Fifth Avenue, 36th
       Floor

       New York, NY  10111



B      Damien M. Jordan                 Senior Vice President                None



       John P. Keating                  Regional Vice President              None

       2285 Eagle Harbor Parkway

       Orange Park, FL 30073



L      Benjamin M. Kemper               Vice President                       None



L      Maria K. Khader                  Assistant Vice President             None



       Dorothy Klock                    Vice President                       None

       555 Madison Avenue, 29th
       Floor

       New York, NY 10022



L      Edward K. Klodt                  Vice President                       None



       Dianne L. Koske                  Assistant Vice President             None

       122 Clydesdale Court

       Hampton, VA 23666



B      Elizabeth K. Koster              Assistant Vice President             None



       R. Andrew LeBlanc                Regional Vice President              None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                    Vice President                       None



       T. Blake Liberty                 Vice President                       None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                     Regional Vice President              None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                   Vice President                       None



I      Kelle Lindenberg                 Assistant Vice President             None



       Louis K. Linquata                Regional Vice President              None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace               Director                             None



       Brendan T. Mahoney               Regional Vice President              None

       29 Harvard Drive

       Sudbury, MA 01776



       Stephen A. Malbasa               Director, Senior Vice                None
                                        President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                 Senior Vice President                None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                Director, Senior Vice                None
                                        President



L      Christopher McCarthy             Assistant Vice President             None



       James R. McCrary                 Regional Vice President              None

       28812 Crestridge

       Rancho Palos Verdes, CA
       90275



L      Scott F. McIntyre                Senior Vice President                None



S      John V. McLaughlin               Senior Vice President                None



L      Dan McMaster                     Assistant Vice President             None



       Terry W. McNabb                  Vice President                       None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott M. Meade                   Regional Vice President              None

       P.O. Box 122

       Rye Beach, NH 03871



       Monty L. Moncrief                Regional Vice President              None

       55 Chandler Creek Court

       The Woodlands, TX 77381



       William E. Noe                   Vice President                       None

       304 River Oaks Road

       Brentwood, TN  37027



L      Heidi J. Novaes                  Vice President                       None



       Peter A. Nyhus                   Vice President                       None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                    Vice President                       None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                 Regional Vice President              None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                    Regional Vice President              None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                  Regional Vice President              None

       4430 East Indian School
       Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                  Regional Vice President              None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                 Senior Vice President                None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim              Assistant Vice President             None



       Carl S. Platou                   Vice President                       None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



       Gregory S. Porter                Assistant Vice President             None

       630 Fifth Avenue, 36th
       Floor

       New York, NY  10111



S      Richard P. Prior                 Vice President                       None



       Mark S. Reischmann               Regional Vice President              None

       5485 East Mineral Lane

       Centennial, CO 80122



       Steven J. Reitman                Senior Vice President                None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                 Vice President                       None

       418 S. Royal Street

       Alexandria, VA 22314



L      Julie D. Roth                    Vice President                       None



L      James F. Rothenberg              Director                             None



       Douglas F. Rowe                  Vice President                       None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey             Vice President                       None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve L. Rubin                   Vice President                       None



       Dean B. Rydquist                 Senior Vice President                None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                Senior Vice President                None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Paul V. Santoro                  Regional Vice President              None

       17 Willow Street

       Boston, MA 02108



       Joseph D. Scarpitti              Vice President                       None

       31465 St. Andrews

       Westlake, OH  44145



       Shane D. Schofield               Regional Vice President              None

       201 McIver Street

       Greenville, SC 29601



S      Sherrie L. Senft                 Vice President                       None



L      R. Michael Shanahan              Director                             None



L      Michael J. Sheldon               Assistant Vice President             None



       Daniel S. Shore                  Regional Vice President              None

       1715 North Vine Street

       Chicago, IL 60614



       Brad Short                       Regional Vice President              None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                   Chairman of the Board and            None

       1000 RIDC Plaza, Suite 212       Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon, Jr.            Senior Vice President                None

       912 Castlehill Lane

       Devon, PA 19333



L      Connie F. Sjursen                Vice President                       None



       Jerry L. Slater                  Regional Vice President              None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                  Senior Vice President                None

       5520 Frankford Court

       Dallas, TX 75252



       Anthony L. Soave                 Regional Vice President              None

       5397 W. Rosebud Court, S.E.

       Kentwood, MI 49512



L      Therese L. Soullier              Vice President                       None



       Nicholas D. Spadaccini           Vice President                       None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo             Assistant Vice President             None



       Daniel S. Spradling              Senior Vice President                None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                    Assistant Vice President             None



LW     Eric H. Stern                    Director                             None



       Brad Stillwagon                  Regional Vice President              None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                    Vice President                       None



L      David K. Stone                   Assistant Vice President             None



       Thomas A. Stout                  Vice President                       None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                Vice President                       None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri             Senior Vice President                None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Lisa F. Swaiman                  Senior Vice President                None



L      Libby J. Syth                    Assistant Vice President             None



L      Drew W. Taylor                   Vice President                       None



       Gary J. Thoma                    Regional Vice President              None

       401 Desnoyer

       Kaukauna, WI 54130



       Cynthia M. Thompson              Regional Vice President              None

       4 Franklin Way

       Ladera Ranch, CA 92694



L      James P. Toomey                  Vice President                       None



I      Christopher E. Trede             Vice President                       None



       George F. Truesdail              Senior Vice President                None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith             Vice President                       None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                   Regional Vice President              None

       39 Old Course Drive

       Newport Beach, CA 92660



L      Patricia A. Vogt                 Assistant Vice President             None



       Gerald J. Voss                   Regional Vice President              None

       The Pines at Four Hills

       3900 S. Southeastern Ave., #304

       Sioux Falls, SD 57103



L      Wendy A. Wainwright              Assistant Vice President             None



       Thomas E. Warren                 Vice President                       None

       7347 Turnstone Road

       Sarasota, FL  34242



L      Debbie L. Wasilak                Assistant Vice President             None



L      J. Kelly Webb                    Senior Vice President,               None

                                        Treasurer and Controller



       Gregory J. Weimer                Vice President                       None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                 Director                             None



SF     Gregory W. Wendt                 Director                             None



       George J. Wenzel                 Regional Vice President              None

       251 Barden Road

       Bloomfield Hills, MI 48304



H      J. D. Wiedmaier                  Assistant Vice President             None



SF     N. Dexter Williams, Jr.          Senior Vice President                None



       Timothy J. Wilson                Vice President                       None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                Vice President                       None



H      Marshall D. Wingo                Director, Senior Vice                None
                                        President



L      Robert L. Winston                Director, Senior Vice                None
                                        President



       Kurt A. Wuestenberg              Regional Vice President              None

       975 Arboretum Drive

       Saline, MI 48176



       William R. Yost                  Senior Vice President                None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                Regional Vice President              None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                  Regional Vice President              None

       2178 Piper Lane

       Tustin Ranch, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 None


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 27th day of September, 2002.

      THE INCOME FUND OF AMERICA, INC.
      By /s/ Patrick F. Quan
       Patrick F. Quan, Secretary

ATTEST:
/s/ Melem Eday
Melem Eday

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on September 27, 2002 by the following persons in the capacities indicated.

         Signature                                                             Title

(1)      Principal Executive Officer:

         /s/ Janet A.. McKinley

         (Janet A. McKinley)                                                   Chairman of the Board

(2)      Principal Financial Officer and
         Principal Accounting Officer:

         /s/ Dayna G. Yamabe

         (Dayna G. Yamabe)                                                     Treasurer

(3)      Directors:

         Robert A. Fox*                                                        Director

         /s/ Darcy B. Kopcho

         Darcy B. Kopcho                                                       President and Director

         Leonade D. Jones*                                                     Director

         John G. McDonald*                                                     Director

         Luis G. Nogales*                                                      Director

         James K. Peterson *                                                   Director

         Henry E. Riggs*                                                       Director

         Patricia K. Woolf*                                                    Director

*By      /s/ Patrick F. Quan

         Patrick F. Quan, Attorney-in-Fact


 Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).
/s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Counsel